Multi-Manager Total Return Bond Strategies Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 13.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AB BSL CLO Ltd.(a),(b),(c)
Series 2025-6A Class A
3-month Term SOFR + 1.430% Floor 1.430% 07/20/2037	4.325%	11,800,000	11,812,874
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	2,070,000	2,082,532
Series 2024-A Class 1A
02/15/2029	5.610%	4,690,000	4,710,388
Series 2024-A Class A
02/15/2029	5.610%	1,235,000	1,240,369
Series 2024-X2 Class B
12/17/2029	5.330%	6,800,000	6,815,953
Series 2024-X2 Class C
12/17/2029	5.620%	6,300,000	6,325,821
Subordinated Series 2024-A Class 1B
02/15/2029	5.930%	500,000	503,028
Subordinated Series 2024-A Class 1C
02/15/2029	6.160%	500,000	503,482
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	5,300,000	5,302,781
AGL CLO 11 Ltd.(a),(b)
Series 2021-11A Class AJ
3-month Term SOFR + 1.612% Floor 1.350% 04/15/2034	5.868%	12,200,000	12,204,477
AGL CLO 12 Ltd.(a),(b)
Series 2021-12A Class C
3-month Term SOFR + 2.112% Floor 1.850% 07/20/2034	6.381%	1,000,000	1,001,250
Allegro CLO X Ltd.(a),(b)
Series 2019-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 04/20/2032	5.400%	6,644,167	6,638,446
American Credit Acceptance Receivables Trust(a)
Series 2025-2 Class C
03/12/2031	5.110%	2,280,000	2,279,178
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	2,679,686	2,695,805
Subordinated Series 2023-4 Class B
02/14/2028	6.630%	1,110,497	1,112,221
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Americredit Automobile Receivables Trust
Subordinated Series 2022-1 Class B
04/19/2027	2.770%	1,836,595	1,828,772
Subordinated Series 2023-1 Class B
03/20/2028	5.570%	3,130,000	3,160,210
AmeriCredit Automobile Receivables Trust
Series 2022-2 Class A3
04/18/2028	4.380%	354,261	354,069
Series 2023-2 Class B
07/18/2029	5.840%	4,505,000	4,586,799
Series 2024-1 Class A3
01/18/2029	5.430%	3,165,000	3,185,262
Subordinated Series 2021-3 Class C
08/18/2027	1.410%	3,080,000	3,014,648
AMMC CLO Ltd.(a),(b)
Series 2022-25A Class A1R
3-month Term SOFR + 1.350% Floor 1.350% 04/15/2035	5.606%	8,670,000	8,671,535
Series 2023-26 Class A1R
3-month Term SOFR + 1.270% Floor 1.270% 04/15/2036	5.558%	2,200,000	2,199,894
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	5.820%	4,670,000	4,694,518
Series 2024-30A Class A1
3-month Term SOFR + 1.680% Floor 1.680% 01/15/2037	5.936%	5,250,000	5,266,931
Series 2025-31A Class B
3-month Term SOFR + 1.700% Floor 1.700% 02/20/2038	6.017%	3,270,000	3,270,069
Anchorage Capital CLO Ltd.(a),(b)
Series 2016-8A Class AR2
3-month Term SOFR + 1.462% Floor 1.200% 10/27/2034	5.744%	11,500,000	11,506,130
Series 2025-17A Class A1R
3-month Term SOFR + 1.230% Floor 1.230% 02/28/2038	5.486%	17,500,000	17,489,763

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XVIII(a),(b)
Series 2018-R2 Class A1R2
3-month Term SOFR + 1.330% Floor 1.330% 01/22/2038	5.696%	19,000,000	19,033,212
Apidos CLO XXIV(a),(b)
Series 2016-24A
3-month Term SOFR + 2.312% Floor 2.050% 10/20/2030	6.581%	2,900,000	2,904,359
Apollo Aviation Securitization Equity Trust(a)
Series 2025-1 Class A
02/16/2050	5.943%	1,963,427	1,968,405
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class AII
06/07/2049	4.723%	495,000	487,396
Series 2023-1A Class A2
03/05/2053	7.824%	2,750,000	2,812,606
Aqua Finance Trust(a)
Series 2020-AA Class A
07/17/2046	1.900%	200,236	190,207
Series 2021-A Class A
07/17/2046	1.540%	937,498	858,219
Ares XXVII CLO Ltd.(a),(b)
Series 2024-2A Class AR3
3-month Term SOFR + 1.150% Floor 1.150% 10/28/2034	5.433%	12,110,000	12,097,866
Atlas Senior Loan Fund XXI Ltd.(a),(b)
Series 2023-21A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/20/2035	6.470%	7,500,000	7,517,708
Atlas Senior Loan Fund XXIII Ltd.(a),(b)
3-month Term SOFR + 1.530% Floor 1.530% 07/20/2037	5.800%	25,000,000	25,083,075
AutoNation Finance Trust(a)
Series 2025-1A Class A3
11/13/2029	4.620%	1,600,000	1,602,404
Auxilior Term Funding LLC(a)
Series 2023-1A Class A2
12/15/2028	6.180%	618,981	623,231
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2023-3A Class A
02/22/2028	5.440%	8,020,000	8,110,169
Series 2024-1A Class A
06/20/2030	5.360%	5,325,000	5,394,204
Series 2025-2A Class A
08/20/2031	5.120%	670,000	671,929
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2A Class C
02/20/2028	2.350%	4,000,000	3,806,284
Bain Capital CLO Ltd.(a),(b)
Series 2024-1A Class A1
3-month Term SOFR + 1.550% Floor 1.550% 04/16/2037	5.811%	3,750,000	3,751,305
Bain Capital Credit CLO Ltd.(a),(b)
Series 2017-2A Class CR3
3-month Term SOFR + 2.200% Floor 2.200% 07/25/2037	6.482%	7,000,000	7,040,432
Series 2022-4A Class CR
3-month Term SOFR + 2.050% Floor 2.050% 10/16/2037	6.358%	3,250,000	3,261,567
Series 2024-4A Class C
3-month Term SOFR + 1.900% Floor 1.900% 10/23/2037	6.179%	8,050,000	8,072,991
Balboa Bay Loan Funding Ltd.(a),(b)
Series 2024-1A Class A1
3-month Term SOFR + 1.510% Floor 1.510% 07/20/2037	5.780%	14,000,000	14,029,624
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class A2R
3-month Term SOFR + 1.650% Floor 1.650% 04/15/2038	5.940%	5,210,000	5,202,716
Barings CLO Ltd.(a),(b)
Series 2018-4A Class A1R
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2030	5.406%	3,093,324	3,092,851
Benefit Street Partners CLO Ltd.(a),(b)
Series 2015-6BR Class BR
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.840%	5,100,000	5,113,454
Benefit Street Partners CLO X Ltd.(a),(b)
Series 2016-10A Class BRR
3-month Term SOFR + 2.412% Floor 2.150% 04/20/2034	6.681%	2,810,000	2,814,710
BHG Securitization Trust(a)
Series 2024-1CON Class A
04/17/2035	5.810%	628,476	637,077
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Birch Grove CLO Ltd.(a),(b)
Series 2024-10 Class A
3-month Term SOFR + 1.390% Floor 1.390% 01/22/2038	5.949%	3,250,000	3,250,419
Series 2024-9A Class C
3-month Term SOFR + 2.000% Floor 2.000% 10/22/2037	6.272%	3,150,000	3,153,925
Series 2025-12 Class A1
3-month Term SOFR + 1.170% Floor 1.170% 04/22/2038	5.492%	6,000,000	5,985,000
BlueMountain CLO Ltd.(a),(b)
Series 2018-3A Class BR
3-month Term SOFR + 1.850% Floor 1.850% 10/25/2030	6.132%	8,500,000	8,495,648
Series 2024-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 11/15/2030	5.265%	4,060,269	4,060,509
BlueMountain CLO XXVIII Ltd.(a),(b)
Series 2021-28A Class C
3-month Term SOFR + 2.262% Floor 2.000% 04/15/2034	6.518%	1,300,000	1,300,411
BlueMountain CLO XXXI Ltd.(a),(b)
Series 2021-31A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 04/19/2034	5.931%	3,600,000	3,601,926
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A1AR
3-month Term SOFR + 1.262% Floor 1.000% 10/20/2030	5.555%	3,234,281	3,235,164
BMW Vehicle Lease Trust
Series 2024-2 Class A3
10/25/2027	4.180%	2,665,000	2,646,833
BOF URSA Funding(a)
Series 2024-SN1 Class A3
03/15/2028	5.660%	5,800,000	5,825,968
Bojangles Issuer LLC(a)
Series 2024-1A Class A2
11/20/2054	6.584%	700,000	705,477
Bridgecrest Lending Auto Securitization Trust
Series 2023-1 Class A3
11/15/2027	6.510%	2,521,067	2,528,644
Series 2024-2 Class A3
06/15/2028	5.840%	6,515,000	6,548,524
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-3 Class B
10/16/2028	5.370%	1,185,000	1,189,654
Series 2025-2 Class A3
12/15/2028	4.780%	2,125,000	2,125,574
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month Term SOFR + 1.362% Floor 1.100% 10/15/2030	5.618%	129,775	129,828
Series 2014-1A Class A1R2
3-month Term SOFR + 1.232% Floor 0.970% 04/17/2031	5.511%	518,554	518,818
Series 2014-3RA Class A1A
3-month Term SOFR + 1.312% 07/27/2031	5.594%	3,725,417	3,728,461
Series 2015-4A Class A1RR
3-month Term SOFR + 1.220% Floor 1.220% 07/20/2032	5.490%	6,264,591	6,266,991
Carlyle US CLO Ltd.(a),(b)
Series 2019-3A Class BRR
3-month Term SOFR + 2.600% Floor 2.600% 04/20/2037	6.870%	3,650,000	3,676,933
Series 2020-1A Class BRR
3-month Term SOFR + 1.750% Floor 1.750% 01/20/2038	6.020%	1,250,000	1,254,325
Series 2021-6A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 01/15/2038	5.991%	13,750,000	13,823,494
Series 2021-7A Class A1R
3-month Term SOFR + 1.200% Floor 1.200% 04/15/2038	5.456%	9,850,000	9,869,158
Series 2021-7A Class BR
3-month Term SOFR + 1.600% 04/15/2040	5.856%	7,500,000	7,489,485
Series 2024-8 Class B
3-month Term SOFR + 1.700% Floor 1.700% 01/25/2037	6.018%	17,250,000	17,266,888
Carmax Auto Owner Trust
Series 2023-2 Class A3
01/18/2028	5.050%	3,193,934	3,204,573
Subordinated Series 2023-3 Class B
02/15/2029	5.470%	3,040,000	3,087,455

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CarMax Auto Owner Trust
Series 2024-4 Class A3
10/15/2029	4.600%	7,030,000	7,077,659
Series 2025-2 Class A3
03/15/2030	4.480%	2,115,000	2,105,441
CarMax Select Receivables Trust
Series 2025-A Class A3
09/17/2029	4.770%	3,495,000	3,501,022
Carvana Auto Receivables Trust
Series 2021-P4 Class A3
01/11/2027	1.310%	273,754	273,309
Series 2024-P2 Class A3
07/10/2029	5.330%	1,735,000	1,749,862
Series 2024-P4 Class A3
01/10/2030	4.640%	1,135,000	1,134,445
Carvana Auto Receivables Trust(a)
Series 2023-P1 Class A3
12/10/2027	5.980%	2,315,696	2,325,508
CBAM Ltd.(a),(b)
Series 2024-1A Class AR2
3-month Term SOFR + 1.390% Floor 1.390% 01/20/2038	5.660%	9,100,000	9,115,870
Chesapeake Funding II LLC(a)
Series 2023-1A Class A1
05/15/2035	5.650%	1,390,584	1,395,381
Series 2024-1A Class A1
05/15/2036	5.520%	1,225,116	1,237,100
CIFC Funding IV Ltd.(a),(b)
Series 2015-4A Class BR2
3-month Term SOFR + 2.162% Floor 1.900% 04/20/2034	6.431%	6,300,000	6,309,734
CIFC Funding Ltd.(a),(b)
Series 2016-1A Class BR3
3-month Term SOFR + 1.450% Floor 1.450% 10/21/2031	5.720%	8,500,000	8,469,298
Series 2018-2A Class A1R
3-month Term SOFR + 1.370% Floor 1.370% 10/20/2037	5.640%	39,520,000	39,605,798
Series 2019-6A Class A2R
3-month Term SOFR + 1.700% Floor 1.700% 07/16/2037	5.961%	2,000,000	2,003,888
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
90-day Average SOFR + 0.562% Floor 0.300% 06/25/2042	4.924%	232,010	207,677
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A3
04/17/2028	5.110%	1,235,000	1,241,200
Clover CLO LLC(a),(b)
Series 2021-3A Class AR
3-month Term SOFR + 1.070% Floor 1.070% 01/25/2035	5.352%	10,150,000	10,106,284
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	73,679	69,976
Series 2020-AGS Class A
08/25/2050	1.980%	706,035	611,354
Compass Datacenters Issuer II LLC(a)
Series 2024-2A Class A1
08/25/2049	5.022%	1,745,000	1,738,212
Compass Datacenters Issuer III LLC(a)
Series 2025-1 Class A2
02/25/2050	5.656%	1,195,000	1,201,297
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(a)
Series 2025-1A Class A2
05/20/2055	6.000%	2,990,000	3,022,119
CQS US CLO Ltd.(a),(b)
Series 2023-3A Class A1
3-month Term SOFR + 1.890% Floor 1.890% 01/25/2037	6.172%	20,000,000	20,066,780
Credit Acceptance Auto Loan Trust(a)
Series 2022-3A Class A
10/15/2032	6.570%	323,190	323,402
Series 2023-1A Class A
03/15/2033	6.480%	3,154,264	3,170,227
Series 2024-2A Class A
06/15/2034	5.950%	4,260,000	4,324,084
Series 2025-1A Class A
03/15/2035	5.020%	3,145,000	3,150,964
Subordinated Series 2023-2A Class B
07/15/2033	6.610%	1,215,000	1,228,888
Subordinated Series 2023-3A Class C
12/15/2033	7.620%	695,000	718,407
Crestline Denali CLO XVII Ltd.(a),(b)
Series 2018-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 10/15/2031	5.386%	3,582,835	3,582,054
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crockett Partners Equipment Co. IIA LLC(a)
Series 2024-1C Class A
01/20/2031	6.050%	2,685,455	2,725,253
CyrusOne Data Centers Issuer I LLC(a)
Series 2025-1A Class A2
02/20/2050	5.910%	3,305,000	3,351,700
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	3,400,000	3,357,880
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,159,375	1,141,540
Series 2019-1A Class A23
05/20/2049	4.352%	1,131,000	1,094,992
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	4,805,032	4,832,939
Dewolf Park CLO Ltd.(a),(b)
Series 2021-1A Class AR
3-month Term SOFR + 1.182% Floor 0.920% 10/15/2030	5.438%	950,211	950,698
DLLMT LLC(a)
Subordinated Series 2023-1A Class A3
03/22/2027	5.340%	3,525,990	3,538,699
Drive Auto Receivables Trust
Subordinated Series 2024-2 Class B
07/16/2029	4.520%	3,755,000	3,735,241
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,646,557	1,634,593
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class CR
3-month Term SOFR + 2.262% Floor 2.000%, Cap 2.000% 07/17/2034	6.565%	3,000,000	3,003,720
Dryden CLO Ltd.(a),(b)
Series 2019-75A Class CR2
3-month Term SOFR + 2.062% Floor 1.800% 04/15/2034	6.318%	5,000,000	5,001,790
Dryden Senior Loan Fund(a),(b)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	5.476%	5,318,025	5,322,715
DT Auto Owner Trust(a)
Subordinated Series 2023-2A Class B
02/15/2029	5.410%	1,457,442	1,458,286
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elevation CLO Ltd.(a),(b)
Series 2021-12A Class A1R
3-month Term SOFR + 1.620% Floor 1.620% 04/20/2037	5.913%	30,000,000	30,088,410
Series 2025-18A Class B
3-month Term SOFR + 1.700% Floor 1.700% 03/28/2038	5.990%	10,000,000	9,970,600
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	513,479	486,702
Series 2023-A Class A
02/04/2048	6.370%	3,639,147	3,765,722
ELFI Graduate Loan Program LLC(a),(d)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	242,284	220,047
Elmwood CLO 30 Ltd.(a),(b)
Series 2024-6A Class A
3-month Term SOFR + 1.430% Floor 1.430% 07/17/2037	5.710%	14,000,000	14,038,976
Elmwood CLO 39 Ltd.(a),(b)
Series 2025-2A Class A1
3-month Term SOFR + 1.140% Floor 1.140% 04/17/2038	5.470%	19,000,000	18,964,679
Elmwood CLO IX Ltd.(a),(b)
Series 2021-2A Class BR
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	4.317%	6,520,000	6,514,458
Elmwood CLO Ltd.(a),(b)
Series 2025-3A Class A
3-month Term SOFR + 1.240% Floor 1.240% 03/22/2038	5.530%	20,000,000	20,021,500
Elmwood CLO XI Ltd.(a),(b)
Series 2021-4A Class BR
3-month Term SOFR + 1.550% 01/20/2038	5.869%	3,270,000	3,264,961
Enterprise Fleet Financing LLC(a)
Series 2022-3 Class A2
07/20/2029	4.380%	280,899	280,550
Series 2023-2 Class A2
04/22/2030	5.560%	1,412,388	1,418,768
Series 2024-1 Class A3
09/20/2030	5.160%	1,265,000	1,280,388
Series 2024-3 Class A4
03/20/2031	5.060%	2,190,000	2,218,856

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-1 Class A3
02/20/2029	4.820%	1,635,000	1,647,407
Exeter Automobile Receivables Trust
Series 2025-2A Class A3
01/16/2029	4.740%	5,810,000	5,811,618
Subordinated Series 2023-2A Class B
09/15/2027	5.610%	515,853	516,240
Subordinated Series 2024-1A Class B
08/15/2028	5.290%	6,650,000	6,659,755
Subordinated Series 2024-4A Class C
08/15/2030	5.480%	2,075,000	2,094,023
Exeter Select Automobile Receivables Trust
Series 2025-1 Class A3
04/15/2030	4.690%	945,000	944,014
Flagship Credit Auto Trust(a)
Series 2022-4 Class A3
06/15/2027	6.320%	1,045,206	1,046,574
Subordinated Series 2023-2 Class C
05/15/2029	5.810%	3,240,000	3,255,293
Flatiron CLO Ltd.(a),(b)
Series 2021-1A Class CR
3-month Term SOFR + 2.000% Floor 2.000% 10/19/2037	6.270%	2,000,000	2,005,854
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	4,421,000	4,245,617
Ford Credit Auto Lease Trust
Series 2025-A Class A3
06/15/2028	4.720%	2,055,000	2,065,949
Ford Credit Auto Owner Trust(a)
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,321,436
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,742,655
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	2,215,035
Subordinated Series 2023-1 Class C
08/15/2035	5.580%	3,900,000	3,960,463
Frontier Issuer LLC(a)
Series 2023-1 Class A2
08/20/2053	6.600%	4,475,000	4,528,167
Series 2024-1 Class A2
06/20/2054	6.190%	2,060,000	2,106,494
Galaxy XXII CLO Ltd.(a),(b)
Series 2016-22A Class ARRR
3-month Term SOFR + 1.240% Floor 1.240% 04/16/2034	5.887%	3,740,000	3,743,688
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Galaxy XXVI CLO Ltd.(a),(b)
Series 2018-26A Class AR
3-month Term SOFR + 1.170% Floor 1.170%, Cap 1.170% 11/22/2031	5.496%	2,635,303	2,637,875
GECU Auto Receivables Trust(a)
Series 2023-1A Class A3
08/15/2028	5.630%	2,500,000	2,512,902
GLS Auto Receivables Issuer Trust(a)
Series 2024-4A Class A3
07/17/2028	4.750%	1,230,000	1,230,432
Series 2025-2 Class C
01/15/2031	5.110%	1,355,000	1,362,274
Subordinated Series 2024-2A Class B
11/15/2028	5.770%	3,445,000	3,482,898
Subordinated Series 2024-3A Class B
01/16/2029	5.080%	1,850,000	1,851,648
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	666,540	672,152
Series 2024-3A Class A2
10/15/2029	5.590%	2,337,962	2,363,453
Series 2024-4A Class A2
12/17/2029	4.430%	1,703,466	1,701,663
Series 2025-1A Class A2
04/15/2030	4.710%	2,189,000	2,185,838
GM Financial Automobile Leasing Trust
Series 2025-1 Class A3
02/21/2028	4.660%	2,780,000	2,791,419
GM Financial Consumer Automobile Receivables Trust
Subordinated Series 2023-4 Class B
04/16/2029	6.160%	2,800,000	2,874,866
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month Term SOFR + 0.712% Floor 0.450% 08/25/2042	5.041%	300,348	285,419
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2020-8A Class ARR
3-month Term SOFR + 1.150% Floor 1.150% 10/20/2034	5.817%	10,550,000	10,541,222
GoodLeap Sustainable Home Solutions Trust(a)
Series 2021-3CS Class A
05/20/2048	2.100%	2,430,298	1,858,458
Greenacre Park CLO LLC(a),(b),(c)
Series 2021-2 Class AR
3-month Term SOFR + 1.370% Floor 1.370% 07/20/2037	5.700%	6,950,000	6,957,617
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	507,435	508,215
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A3
06/25/2059	5.550%	1,745,000	1,786,155
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.272% Floor 1.010% 04/15/2031	5.528%	3,200,017	3,202,183
Greywolf CLO VII Ltd.(a),(b)
Series 2018-2A Class A1
3-month Term SOFR + 1.440% Floor 1.180% 10/20/2031	5.710%	2,214,864	2,216,266
Hayfin US XV Ltd.(a),(b)
Series 2024-15A Class A1
3-month Term SOFR + 1.640% Floor 1.640% 04/28/2037	5.923%	24,750,000	24,824,572
Helios Issuer LLC(a)
Series 2020-AA Class A
06/20/2047	2.980%	887,625	761,246
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,200,957	1,121,218
Series 2014-2A Class A
01/17/2073	3.610%	1,473,342	1,307,497
Hertz Vehicle Financing III LLC(a)
Series 2023-3A Class A
02/25/2028	5.940%	4,660,000	4,728,256
Series 2024-1A Class A
01/25/2029	5.440%	3,815,000	3,842,987
Hertz Vehicle Financing LLC(a)
Series 2022-2A Class A
06/26/2028	2.330%	3,830,000	3,659,143
Hilton Grand Vacations Trust(a)
Subordinated Series 2022-2A Class C
01/25/2037	5.570%	118,405	118,236
HPS Loan Management Ltd.(a),(b)
Series 2013A-18 Class A1R
3-month Term SOFR + 1.130% Floor 1.130% 10/15/2030	5.386%	2,249,932	2,249,828
Series 2021-16A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/23/2035	5.681%	7,300,000	7,312,505
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-21A Class B
3-month Term SOFR + 1.750% Floor 1.750% 10/15/2037	6.006%	13,000,000	13,025,792
Huntington Auto Trust(a)
Series 2024-1A Class A3
01/16/2029	5.230%	2,260,000	2,277,092
Jersey Mike’s Funding LLC(a)
Series 2024-1 Class A2
02/15/2055	5.636%	2,992,500	2,961,975
Kayne Ltd.(a),(b)
Series 2021-10A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/23/2034	6.291%	1,600,000	1,600,680
LAD Auto Receivables Trust(a)
Series 2024-1A Class A4
09/15/2028	5.170%	1,015,000	1,020,788
Series 2024-2A Class A3
08/15/2028	5.610%	2,105,000	2,117,603
Series 2024-3A Class A3
03/15/2029	4.520%	1,610,000	1,608,157
Series 2025-1 Class A3
07/16/2029	4.690%	4,465,000	4,472,359
Subordinated Series 2023-4A Class B
10/16/2028	6.390%	1,515,000	1,525,602
Lakeside Park CLO Ltd.(a),(b)
Series 2025-1A Class B1
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2038	5.840%	3,660,000	3,664,710
LCM Ltd.(a),(b)
Series 2030A Class AR
3-month Term SOFR + 1.342% Floor 1.080% 04/20/2031	5.611%	1,654,455	1,655,174
Lending Funding Trust(a)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	681,042
Lendmark Funding Trust(a)
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	4,779,648
Loanpal Solar Loan Ltd.(a)
Series 2020-2GF Class A
07/20/2047	2.750%	1,170,023	956,610
M&T Bank Auto Receivables Trust(a)
Series 2025-1 Class A3
06/17/2030	4.730%	1,425,000	1,431,241

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
M&T Equipment Notes(a)
Series 2023-1A Class A3
07/15/2030	5.740%	2,115,000	2,122,280
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	5.681%	5,901,809	5,906,725
Series 2021-48A Class C
3-month Term SOFR + 2.262% Floor 2.000% 04/19/2033	6.531%	1,520,000	1,521,974
Madison Park Funding XXI Ltd.(a),(b)
Series 2016-21A Class AARR
3-month Term SOFR + 1.342% Floor 1.080% 10/15/2032	5.598%	16,674,481	16,663,493
Series 2016-21A Class ABRR
3-month Term SOFR + 1.662% Floor 1.400% 10/15/2032	5.918%	1,750,000	1,750,971
Madison Park Funding XXVIII Ltd.(a),(b)
Series 2018-28A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 01/15/2038	5.956%	17,000,000	17,066,317
Madison Park Funding XXX Ltd.(a),(b)
Series 2024-30A Class A1R
3-month Term SOFR + 1.360% Floor 1.360% 07/16/2037	5.621%	6,000,000	6,010,176
Madison Park Funding XXXVIII Ltd.(a),(b)
Series 2021-38A Class A
3-month Term SOFR + 1.382% Floor 1.120% 07/17/2034	5.661%	15,000,000	15,013,305
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	5.406%	1,681,113	1,681,106
Magnetite XLV Ltd.(a),(b)
Series 2025-45 Class B
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2038	5.847%	3,910,000	3,918,817
Marble Point CLO XIX Ltd.(a),(b)
Series 2020-3A Class AR
3-month Term SOFR + 1.400% Floor 1.400% 01/19/2034	5.670%	7,000,000	7,002,100
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	839,292	807,587
Merchants Fleet Funding LLC(a)
Series 2023-1A Class A
05/20/2036	7.210%	2,674,485	2,699,654
Mercury Financial Credit Card Master Trust(a)
Series 2024-2 Class A
07/20/2029	6.560%	3,155,000	3,192,168
MF1 LLC(a),(b)
Series 2024-FL14 Class A
1-month Term SOFR + 1.737% Floor 1.737%, Cap 1.737% 03/19/2039	6.066%	3,000,000	3,009,380
MF1 Ltd.(a),(b)
Series 2021-FL6 Class D
1-month Term SOFR + 2.664% Floor 2.550% 07/16/2036	6.993%	7,000,000	6,819,399
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	371,788	372,128
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	792,032	717,896
Series 2019-2GS Class A
07/20/2043	3.690%	847,803	740,185
Mission Lane Credit Card Master Trust(a)
Series 2024-B Class A
01/15/2030	5.880%	2,955,000	2,973,910
Mosaic Solar Loan Trust(a)
Series 2018-1A Class A
06/22/2043	4.010%	368,562	344,547
Series 2019-1A Class A
12/21/2043	4.370%	750,394	700,096
Series 2020-2A Class A
08/20/2046	1.440%	1,380,174	1,193,654
Series 2023-3A Class A
11/20/2053	5.910%	2,087,969	2,042,610
Series 2023-4A Class A
05/20/2053	6.400%	3,172,348	3,185,440
Series 2024-1 Class A
09/20/2049	5.500%	2,049,358	1,971,438
Series 2024-2A Class A
04/22/2052	5.600%	2,941,088	2,852,211
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	473,110	417,611
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	880,111	709,418
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2A Class B
04/22/2047	2.090%	756,437	549,801
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	380,276	352,159
MP CLO VIII Ltd.(a),(b)
Series 2015-2A Class ARR
3-month Term SOFR + 1.462% Floor 1.200% 04/28/2034	5.744%	16,100,000	16,105,989
MVW LLC(a)
Series 2024-1A Class A
02/20/2043	5.320%	955,553	962,507
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	667,261	631,694
Series 2020-DA Class A
05/15/2069	1.690%	3,234,597	3,037,561
Series 2020-FA Class A
07/15/2069	1.220%	429,512	399,199
Series 2020-GA Class A
09/16/2069	1.170%	804,391	738,576
Series 2021-A Class A
05/15/2069	0.840%	455,180	412,677
Series 2021-BA Class A
07/15/2069	0.940%	941,204	848,597
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class AR3
3-month Term SOFR + 1.400% Floor 1.400% 07/22/2038	5.672%	3,500,000	3,507,326
Series 2014-17A Class CR3
3-month Term SOFR + 2.150% Floor 2.150% 07/22/2038	6.422%	1,650,000	1,660,471
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2021-40A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/16/2033	6.272%	4,650,000	4,652,920
Series 2025-33A Class CR2
3-month Term SOFR + 2.000% Floor 2.000% 04/16/2039	6.261%	2,000,000	2,007,386
New Economy Assets Phase 1 Sponsor LLC(a)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,720,496
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktree CLO Ltd.(a),(b)
Series 2022-3A Class CR
3-month Term SOFR + 2.100% Floor 2.100% 10/15/2037	6.402%	4,050,000	4,071,886
Series 2024-25 Class C
3-month Term SOFR + 2.500% Floor 2.500% 04/20/2037	6.770%	1,950,000	1,959,138
OCP CLO Ltd.(a),(b)
Series 2019-17A Class AR2
3-month Term SOFR + 1.400% Floor 1.400% 07/20/2037	5.670%	2,270,000	2,274,179
Series 2020-19RR Class BR2
3-month Term SOFR + 1.600% 04/20/2038	5.900%	10,000,000	10,042,250
Octagon 58 Ltd.(a),(b)
Series 2022-1A Class BR
3-month Term SOFR + 1.750% Floor 1.750% 04/15/2038	6.050%	2,160,000	2,165,992
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class A2R
3-month Term SOFR + 1.612% 07/15/2030	5.868%	6,925,000	6,928,068
Octagon Investment Partners 46 Ltd.(a),(b)
Series 2020-2A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 07/15/2036	5.678%	7,900,000	7,917,775
Octagon Investment Partners Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.420% Floor 1.420% 07/18/2037	5.690%	5,345,000	5,355,118
Octane Receivables Trust(a)
Series 2024-2 Class A2
07/20/2032	5.800%	3,036,619	3,065,779
OHA Credit Partners VII Ltd.(a),(b)
Series 2025-7A Class CR4
3-month Term SOFR + 1.700% Floor 1.700% 02/20/2038	6.022%	5,000,000	5,006,480
OHA Credit Partners XVII Ltd.(a),(b)
Series 2024-17A Class A
3-month Term SOFR + 1.320% Floor 1.320% 01/18/2038	5.900%	34,750,000	34,815,539
OneMain Direct Auto Receivables Trust(a)
Series 2025-1A Class A
04/16/2035	5.360%	6,400,000	6,544,056

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,483,547
Subordinated Series 2019-1A Class D
04/14/2031	4.680%	2,900,000	2,884,552
Subordinated Series 2021-1A Class C
07/14/2028	1.420%	7,367,000	7,186,947
Subordinated Series 2021-1A Class D
11/14/2030	1.620%	900,000	878,662
Subordinated Series 2023-1A Class C
02/14/2031	6.140%	3,100,000	3,186,249
Onemain Financial Issuance Trust(a)
Series 2024-1A Class A
05/14/2041	5.790%	5,400,000	5,557,490
OneMain Financial Issuance Trust(a)
Series 2020-2A Class A
09/14/2035	1.750%	2,700,000	2,626,539
Series 2022-S1 Class A
05/14/2035	4.130%	5,596,282	5,567,159
Subordinated Series 2022-2 Class D
10/14/2034	6.550%	6,280,000	6,292,791
Subordinated Series 2023-1A Class D
06/14/2038	7.490%	100,000	103,663
Subordinated Series 2023-2A Class C
09/15/2036	6.740%	1,500,000	1,537,008
Subordinated Series 2023-2A Class D
09/15/2036	7.520%	1,600,000	1,665,814
Oscar US Funding XII LLC(a)
Series 2021-1A Class A4
04/10/2028	1.000%	530,274	523,896
OWN Equipment Fund I LLC(a)
Series 2024-2M Class A
12/20/2032	5.700%	4,216,524	4,250,499
OZLM VI Ltd.(a),(b)
Series 2014-6A Class A1T
3-month Term SOFR + 1.130% Floor 1.130% 04/17/2031	5.410%	8,760,638	8,758,956
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	2,949,661	2,954,991
Palmer Square CLO Ltd.(a),(b)
Series 2020-3A Class BR2
3-month Term SOFR + 2.650% Floor 2.650% 11/15/2036	6.976%	2,000,000	2,011,234
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1R
3-month Term SOFR + 1.502% Floor 1.240% 02/14/2034	5.809%	5,000,000	5,003,310
Series 2019-2A Class A1
3-month Term SOFR + 1.442% Floor 1.180% 10/15/2034	5.698%	15,000,000	15,007,260
PenFed Auto Receivables Owner Trust(a)
Series 2024-A Class A3
06/15/2029	4.700%	1,715,000	1,716,137
Post Road Equipment Finance LLC(a)
Subordinated Series 2024-1A Class A2
11/15/2029	5.590%	607,476	610,900
Prestige Auto Receivables Trust(a)
Subordinated Series 2021-1A Class C
02/15/2028	1.530%	851,300	844,686
Subordinated Series 2023-1A Class C
02/15/2028	5.650%	2,460,000	2,462,014
Regatta XXIX Funding Ltd.(a),(b)
Series 2024-3A Class A
3-month Term SOFR + 1.380% Floor 1.380% 09/06/2037	5.636%	34,000,000	34,073,610
Regional Management Issuance Trust(a)
Series 2022-1 Class A
03/15/2032	3.070%	1,913,332	1,896,411
Series 2024-1 Class A
07/15/2036	5.830%	1,325,000	1,354,966
Republic Finance Issuance Trust(a)
Series 2024-A Class A
08/20/2032	5.910%	2,115,000	2,139,280
Rockford Tower CLO Ltd.(a),(b)
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	6.181%	7,900,000	7,905,759
Santander Bank Auto Credit-Linked Notes(a)
Series 2024-A Class C
06/15/2032	5.818%	2,210,385	2,220,256
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%	3,235,000	3,255,997
Series 2024-4 Class A3
01/16/2029	4.850%	2,810,000	2,814,631
Series 2025-1 Class A3
01/16/2029	4.740%	2,205,000	2,204,715
Series 2025-2 Class A3
08/15/2029	4.670%	3,080,000	3,082,939
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-2 Class D
05/15/2031	5.470%	10,000,000	10,047,533
Subordinated Series 2022-3 Class B
08/16/2027	4.130%	511,267	511,091
Subordinated Series 2022-4 Class B
11/15/2027	4.420%	1,363,503	1,362,905
Subordinated Series 2023-1 Class C
05/15/2030	5.090%	810,000	813,887
Subordinated Series 2023-3 Class C
11/15/2030	5.770%	1,160,000	1,181,679
Subordinated Series 2023-4 Class B
12/15/2028	5.770%	2,410,000	2,440,779
Subordinated Series 2023-5 Class B
12/17/2029	6.160%	3,885,000	3,948,747
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	600,000	616,998
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	1,500,000	1,537,866
SBNA Auto Lease Trust(a)
Series 2024-A Class A3
11/20/2026	5.390%	1,613,891	1,617,443
Series 2024-B Class A3
11/22/2027	5.560%	2,310,000	2,326,714
Series 2024-C Class A3
02/22/2028	4.560%	950,000	949,190
SCF Equipment Leasing LLC(a)
Series 2022-1A Class A3
07/20/2029	2.920%	524,961	522,635
Series 2023-1A Class A2
01/22/2030	6.560%	60,556	60,576
Series 2024-1A Class A3
01/20/2032	5.520%	1,695,000	1,738,206
SCF Equipment Trust(a)
Series 2025-1A Class A3
11/21/2033	5.110%	3,006,000	3,042,528
SEB Funding LLC(a)
Series 2024-1A Class A2
04/30/2054	7.386%	2,070,000	2,107,722
Servpro Master Issuer LLC(a)
Series 2024-1A Class A2
01/25/2054	6.174%	2,221,875	2,257,890
SFS Auto Receivables Securitization Trust(a)
Series 2023-1A Class A3
10/20/2028	5.470%	2,798,153	2,815,399
Series 2024-3A Class A3
06/20/2030	4.550%	1,300,000	1,300,518
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-1A Class A3
07/22/2030	4.750%	1,390,000	1,393,744
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month Term SOFR + 1.362% Floor 1.100% 05/07/2031	5.660%	2,732,189	2,734,427
Sierra Timeshare Receivables Funding LLC(a)
Series 2024-2A Class A
06/20/2041	5.140%	2,210,010	2,212,167
Silver Rock CLO III(a),(b)
Series 2023-3A Class A1
3-month Term SOFR + 1.880% Floor 1.880% 01/20/2036	6.150%	19,000,000	19,058,577
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	5.825%	1,165,000	1,189,351
Series 2008-3 Class B
90-day Average SOFR + 1.462% Floor 1.200% 04/26/2083	5.825%	1,165,000	1,163,371
Series 2008-4 Class B
90-day Average SOFR + 2.112% Floor 1.850% 04/25/2073	6.475%	1,165,000	1,230,009
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	6.475%	4,060,000	4,105,874
Series 2008-6 Class A4
90-day Average SOFR + 1.362% Floor 1.100% 07/25/2025	5.725%	1,259,225	1,245,139
Series 2008-6 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	6.475%	1,165,000	1,163,480
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	6.475%	1,165,000	1,175,436
Series 2012-2 Class A
30-day Average SOFR + 0.814% Floor 0.700% 01/25/2029	5.137%	2,996,023	2,927,490

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-7 Class A3
30-day Average SOFR + 0.764% Floor 0.650% 05/26/2026	5.087%	1,439,285	1,395,247
SMB Private Education Loan Trust(a)
Series 2019-B Class A2A
06/15/2037	2.840%	5,112,334	4,975,741
Series 2020-PTA Class A2A
09/15/2054	1.600%	5,599,820	5,238,763
Series 2024-A Class A1A
03/15/2056	5.240%	4,743,137	4,770,805
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	75,553	74,422
Series 2018-A Class A2B
02/25/2042	2.950%	7,987	7,946
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,298,112
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,579,381
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,251,659
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	1,781,057
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,809,750	1,765,092
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/26/2031	5.614%	1,473,492	1,472,766
Sound Point CLO XXVIII Ltd.(a),(b)
Series 2020-3A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/25/2032	5.562%	9,236,173	9,237,198
Stream Innovations Issuer Trust(a)
Series 2024-1A Class A
07/15/2044	6.270%	454,305	473,419
Series 2024-2A Class A
02/15/2045	5.210%	4,340,025	4,310,824
Sunnova Helios XI Issuer LLC(a)
Series 2023-A Class A
05/20/2050	5.300%	4,210,431	4,352,129
Sunnova Sol II Issuer LLC(a)
Series 2020-2A Class A
11/01/2055	2.730%	2,608,942	2,124,086
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunnova Sol III Issuer LLC(a)
Series 2021-1 Class A
04/28/2056	2.580%	2,091,350	1,712,488
Sunrun Artemis Issuer LLC(a)
Series 2024-2A Class A1
07/30/2059	6.250%	6,885,957	6,823,719
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,592,797	1,491,994
Sunrun Bacchus Issuer LLC(a)
Series 2025-1A Class A2A
04/30/2060	6.410%	5,593,913	5,413,960
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,106,763	1,041,140
Sunrun Iris Issuer LLC(a)
Series 2023-1A Class A
01/30/2059	5.750%	1,663,387	1,611,134
Switch ABS Issuer LLC(a)
Series 2025-1A Class A2
03/25/2055	5.036%	8,800,000	8,602,269
Symphony CLO Ltd.(a),(b)
Series 2025-47A Class B
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.850%	4,370,000	4,387,834
Symphony CLO XVI Ltd.(a),(b)
Series 2015-16A Class ARR
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	5.502%	4,302,765	4,302,562
Symphony CLO XVIII Ltd.(a),(b)
Series 2016-18A Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 07/23/2033	5.379%	10,007,827	9,989,863
Symphony CLO XX Ltd.(a),(b)
Series 2018-20A Class AR2
3-month Term SOFR + 1.100% Floor 1.100% 01/16/2032	5.361%	5,873,405	5,873,405
Taco Bell Funding LLC(a)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,456,250	2,327,033
TCI-Flatiron CLO Ltd.(a),(b)
Series 2018-1A Class CR
3-month Term SOFR + 2.012% Floor 1.750% 01/29/2032	6.292%	2,300,000	2,301,987
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TCW CLO Ltd.(a),(b)
Series 2025-1A Class A1R3
3-month Term SOFR + 1.150% 10/29/2034	5.430%	18,000,000	17,941,914
Texas Debt Capital CLO Ltd.(a),(b)
Series 2023-1A Class A
3-month Term SOFR + 1.800% Floor 1.800% 04/20/2036	6.070%	4,050,000	4,055,156
THL Credit Wind River CLO Ltd.(a),(b)
Series 2015-1A Class A1R3
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2030	5.470%	1,366,484	1,366,673
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class ARR
3-month Term SOFR + 1.250% Floor 1.250% 07/20/2031	5.520%	4,917,700	4,919,259
Tikehau US CLO III Ltd.(a),(b)
Series 2022-2A Class A1R
3-month Term SOFR + 1.870% Floor 1.870% 01/20/2036	6.140%	15,000,000	15,042,315
Tikehau US CLO IV Ltd.(a),(b)
Series 2023-1A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/15/2034	6.456%	28,000,000	28,066,920
Tralee CLO VII Ltd(a),(b)
Series 2021-7A Class A1
3-month Term SOFR + 1.582% Floor 1.320% 04/25/2034	5.863%	9,250,000	9,256,031
Trimaran Cavu Ltd.(a),(b)
Series 2024-1A Class A1R
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2037	5.520%	20,000,000	19,936,300
Trinitas CLO XXVI Ltd.(a),(b)
Series 2023-26A Class A1
3-month Term SOFR + 1.690% Floor 1.690% 01/20/2035	5.960%	18,000,000	18,000,000
Venture CLO Ltd.(a),(b)
Series 2019-37A Class A1RR
3-month Term SOFR + 1.250% Floor 1.250% 07/15/2032	5.506%	14,108,414	14,108,273
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture XXVII CLO Ltd.(a),(b)
Series 2017-27A Class CR
3-month Term SOFR + 2.562% Floor 2.300% 07/20/2030	6.831%	4,100,000	4,105,014
Volofin Finance Designated Activity Co.(a)
Series 2024-1A Class A
06/15/2037	5.935%	2,820,508	2,830,529
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month Term SOFR + 1.472% Floor 1.210% 10/15/2030	5.728%	1,076,151	1,077,162
Series 2015-3A Class A1R3
3-month Term SOFR + 1.150% Floor 1.150% 10/20/2031	5.420%	3,262,342	3,261,840
Series 2016-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/20/2031	5.601%	2,702,910	2,707,640
Series 2016-3A Class A1R2
3-month Term SOFR + 1.150% Cap 1.150% 10/18/2031	5.420%	5,450,975	5,450,915
Series 2018-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	5.456%	5,738,086	5,738,631
VStrong Auto Receivables Trust(a)
Subordinated Series 2024-A Class B
07/15/2030	5.770%	409,000	413,804
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	4.795%	2,410,355	2,363,783
Wellfleet CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.382% Floor 1.120% 07/20/2032	5.675%	8,740,814	8,745,167
Series 2020-1A Class A1AR
3-month Term SOFR + 1.200% Floor 1.200% 04/15/2033	5.856%	15,000,000	14,999,850
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	927,317	899,465
Series 2019-1A Class A2I
06/15/2049	3.783%	3,061,539	3,014,407

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A3
02/15/2028	5.560%	1,815,000	1,825,835
Series 2024-3A Class A3
04/17/2028	4.710%	2,355,000	2,358,369
Series 2025-1A Class A3
08/15/2028	4.750%	4,795,000	4,811,548
Subordinated Series 2023-3A Class C
09/15/2028	6.020%	4,530,000	4,594,696
Subordinated Series 2024-1A Class B
11/15/2027	5.550%	4,600,000	4,620,759
Wheels Fleet Lease Funding 1 LLC(a)
Series 2023-1A Class A
04/18/2038	5.800%	3,024,722	3,040,772
Series 2024-1A Class A1
02/18/2039	5.490%	2,044,009	2,061,424
Series 2024-2A Class A1
06/21/2039	4.870%	2,315,000	2,321,492
Wheels Fleet Lease Funding I LLC(a)
Series 2024-3 Class A1
09/19/2039	4.800%	2,050,000	2,056,273
Wind River CLO Ltd.(a),(b)
Series 2024-1A Class A
3-month Term SOFR + 1.600% Floor 1.600% 04/20/2037	5.893%	3,100,000	3,109,139
World Omni Auto Receivables Trust
Series 2024-C Class A3
12/17/2029	4.430%	2,520,000	2,514,267
Zaxby’s Funding LLC(a)
Series 2021-1A Class A2
07/30/2051	3.238%	5,438,125	4,975,186
Zayo Issuer LLC(a)
Series 2025-2A Class A2
06/20/2055	5.953%	5,700,000	5,756,555
Ziply Fiber Issuer LLC(a)
Series 2024-1 Class A2
04/20/2054	6.640%	6,643,000	6,764,427
Subordinated Series 2024-1A Class B
04/20/2054	7.810%	3,250,000	3,367,595
Total Asset-Backed Securities — Non-Agency (Cost $1,718,089,004)			1,717,464,266

Commercial Mortgage-Backed Securities - Agency 0.4%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(e)
CMO Series K055 Class X1
03/25/2026	1.329%	1,854,134	13,808
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series K057 Class X1
07/25/2026	1.146%	2,216,043	20,110
CMO Series K059 Class X1
09/25/2026	0.266%	6,453,416	15,472
CMO Series K060 Class X1
10/25/2026	0.050%	24,169,278	21,762
CMO Series K152 Class X1
01/25/2031	0.951%	3,845,603	152,905
Series 20K129 Class X1 (FHLMC)
05/25/2031	1.029%	12,514,748	575,488
Series 20K141 Class X1 (FHLMC)
02/25/2032	0.305%	7,243,994	131,736
Series 20K142 Class X1 (FHLMC)
12/25/2031	0.297%	17,545,461	315,471
Series 20K143 Class X1 (FHLMC)
04/25/2055	0.343%	7,916,767	166,294
Series 20K144 Class X1 (FHLMC)
04/25/2032	0.326%	10,367,861	213,136
Series K069 Class X1
09/25/2027	0.340%	34,953,337	249,015
Series K091 Class X1
03/25/2029	0.560%	38,473,876	740,353
Series K095 Class X1
06/25/2029	0.948%	73,457,440	2,340,178
Series K106 Class X1
01/25/2030	1.316%	93,585,639	4,817,040
Series K131 Class X1 (FHLMC)
07/25/2031	0.726%	12,757,027	470,126
Series K137 Class X1
11/25/2031	0.196%	273,661,807	2,771,127
Series K145 Class X1
06/25/2055	0.316%	4,647,032	93,607
Series K146 Class X1
06/25/2032	0.230%	15,728,770	249,351
Series K147 Class X1
06/25/2032	0.359%	12,145,168	287,397
Series K149 Class X1 (FHLMC)
08/25/2032	0.265%	20,896,124	393,833
Series K-150 Class X1 (FHLMC)
09/25/2032	0.310%	26,916,508	577,106
Series K-1515 Class X1
02/25/2035	1.507%	7,040,141	696,196
Series K-1516 Class X1
05/25/2035	1.508%	14,540,323	1,555,919
Series K-1517 Class X1
07/25/2035	1.323%	19,900,832	1,848,186
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K1521 Class X1
08/25/2036	0.979%	23,213,857	1,735,990
Series K735 Class X1
05/25/2026	0.960%	12,232,797	87,852
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,123,115	6,017,516
Series K074 Class A2
01/25/2028	3.600%	8,660,000	8,521,597
Federal National Mortgage Association(d),(e)
Series 2020-M43 Class X1
08/25/2034	1.881%	31,988,506	2,215,297
Freddie Mac Multifamily Structured Pass-Through Certificates(d),(e)
Series K514 Class X1 (FHLMC)
12/25/2028	0.964%	67,356,640	2,096,253
Government National Mortgage Association(d),(e)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	692,374	4,747
CMO Series 2013-162 Class IO
09/16/2046	0.105%	11,520,148	19,356
CMO Series 2014-134 Class IA
01/16/2055	0.133%	9,962,381	43,760
CMO Series 2015-101 Class IO
03/16/2052	0.258%	2,652,677	19,032
CMO Series 2015-114
03/15/2057	0.281%	1,113,430	10,519
CMO Series 2015-120 Class IO
03/16/2057	0.590%	6,180,122	117,825
CMO Series 2015-125 Class IB
01/16/2055	0.856%	5,246,955	103,422
CMO Series 2015-125 Class IO
07/16/2055	0.521%	14,508,841	149,409
CMO Series 2015-146 Class IC
07/16/2055	0.116%	4,815,733	18,252
CMO Series 2015-171 Class IO
11/16/2055	0.829%	4,248,430	127,672
CMO Series 2015-174 Class IO
11/16/2055	0.407%	5,145,001	84,391
CMO Series 2015-21 Class IO
07/16/2056	0.676%	2,586,631	70,956
CMO Series 2015-29 Class EI
09/16/2049	0.706%	4,074,553	64,294
CMO Series 2015-41 Class IO
09/16/2056	0.169%	856,601	3,040
CMO Series 2015-6 Class IO
02/16/2051	0.455%	1,870,562	26,068
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-70 Class IO
12/16/2049	0.560%	5,232,926	100,247
CMO Series 2016-39 Class IO
01/16/2056	0.642%	3,043,851	80,312
CMO Series 2022-17 Class IO
06/16/2064	0.802%	6,077,366	337,473
CMO Series 2022-43 Class IO
09/16/2061	0.739%	12,489,069	661,743
Series 2014-101 Class IO
04/16/2056	0.541%	9,034,106	128,055
Series 2016-152 Class IO
08/15/2058	0.766%	8,963,414	297,188
Series 2017-168 Class IO
12/16/2059	0.553%	14,327,408	509,675
Series 2018-110 Class IA
11/16/2059	0.633%	19,514,539	614,757
Series 2018-2 Class IO
12/16/2059	0.704%	6,949,889	298,472
Series 2020-108 Class IO
06/16/2062	0.847%	8,547,019	493,339
Series 2021-106 Class IO
04/16/2063	0.856%	9,158,400	600,688
Series 2021-132 Class BI
04/16/2063	0.917%	11,635,534	793,120
Series 2021-133 Class IO
07/16/2063	0.882%	11,568,288	772,012
Series 2021-145 Class IO
07/16/2061	0.771%	2,449,849	122,370
Series 2021-151 Class IO
04/16/2063	0.906%	10,090,781	635,485
Series 2021-163 Class IO
03/16/2064	0.801%	10,855,187	601,567
Series 2021-52 Class IO
04/16/2063	0.721%	10,095,848	521,739
Series 2022-132 Class IO
10/16/2064	0.537%	10,744,795	468,728
Series 2022-92 Class EI
02/16/2064	0.808%	10,817,703	601,775
Series 2023-110 Class IO
07/16/2058	1.022%	9,795,571	701,851

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	4.783%	30,374	30,430
Total Commercial Mortgage-Backed Securities - Agency (Cost $72,223,913)			49,623,890

Commercial Mortgage-Backed Securities - Non-Agency 7.4%

1345T(a),(b),(c)
Series 2025-AOA Class A
1-month Term SOFR + 1.600% Floor 1.600% 06/15/2030	5.900%	6,060,000	6,073,292
ALA Trust(a),(b),(c)
Series 2025-OANA Class A
1-month Term SOFR + 1.740% 07/15/2040	6.043%	1,360,000	1,362,978
Arbor Multifamily Mortgage Securities Trust(a)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	15,620,256
Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2021-FL4 Class D
1-month Term SOFR + 3.014% Floor 2.900% 11/15/2036	7.343%	3,250,000	3,213,676
AREIT LLC(a),(b)
Series 2023-CRE8 Class A
1-month Term SOFR + 2.112% Floor 2.112% 08/17/2041	6.439%	2,957,894	2,965,287
AREIT Ltd.(a),(b)
Series 2024-CRE9 Class A
1-month Term SOFR + 1.686% Floor 1.687%, Cap 1.687% 05/17/2041	6.015%	2,500,000	2,503,907
Series 2025-CRE10 Class A
1-month Term SOFR + 1.388% Floor 1.388% 12/17/2029	5.777%	5,000,000	4,970,320
AREIT Trust(a),(b)
Series 2022-CRE6 Class A
30-day Average SOFR + 1.250% Floor 1.250% 01/16/2037	5.580%	752,639	750,774
ARES Trust(a),(b)
Series 2025-IND3 Class A
1-month Term SOFR + 1.500% Floor 1.500% 04/15/2027	5.800%	3,530,000	3,535,995
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-IND3 Class B
1-month Term SOFR + 1.850% Floor 1.850%, Cap 1.850% 04/15/2027	6.150%	3,000,000	2,996,250
ARZ Trust(a)
Subordinated Series 2024-BILT Class C
06/11/2029	6.361%	1,500,000	1,515,993
BAHA Trust(a)
Series 2024-MAR Class A
12/12/2041	6.171%	1,000,000	1,023,682
BAHA Trust(a),(d)
Subordinated Series 2024-MAR Class B
12/10/2029	7.069%	2,935,000	2,989,307
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d),(e)
Series 2019-BN18 Class XA
05/15/2062	0.881%	58,544,411	1,673,960
BANK
Series 2017-BNK4 Class A4
05/15/2050	3.625%	2,420,000	2,366,268
BANK(d),(e)
Series 2017-BNK8 Class XA
11/15/2050	0.706%	26,141,877	369,014
BANK(d)
Series 2021-BN37 Class A5
11/15/2064	2.618%	5,605,000	4,844,512
Bank5(d)
Subordinated Series 2024-5YR10 Class C
10/15/2057	5.743%	1,500,000	1,467,670
BANK5(d)
Series 2023-5YR3 Class A3
09/15/2056	6.724%	2,985,000	3,148,770
BANK5
Series 2023-5YR4 Class A3
12/15/2056	6.500%	1,207,531	1,267,004
Series 2024-5YR7 Class A3
06/15/2057	5.769%	5,000,000	5,155,012
BANK5 Trust
Series 2024-5YR6 Class A3
05/15/2057	6.225%	6,410,000	6,714,710
BBCMS Mortgage Trust(a)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	12,877,794
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	841,049
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	710,038
BBCMS Mortgage Trust(d),(e)
Series 2018-C2 Class XA
12/15/2051	0.748%	59,169,603	1,184,694
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month Term SOFR + 2.254% Floor 2.140% 10/15/2037	6.583%	14,360,000	14,360,000
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	15,495,000	13,492,953
Series 2024-5C25 Class A3
03/15/2057	5.946%	3,445,000	3,568,010
Series 2024-5C27 Class A3
07/15/2057	6.014%	7,600,000	7,911,639
Series 2024-5C29 Class B
09/15/2057	5.858%	2,000,000	2,015,766
Series 2024-5C31 Class C
12/15/2057	5.756%	1,000,000	985,519
BBCMS Mortgage Trust(a),(d)
Subordinated Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,530,598
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	1,603,333	1,540,803
BDS LLC(a),(b)
Series 2024-FL13 Class A
1-month Term SOFR + 1.576% Floor 1.576% 09/19/2039	5.974%	2,000,000	2,001,252
Benchmark Mortgage Trust(d),(e)
Series 2019-B10 Class XA
03/15/2062	1.220%	24,603,999	958,626
Series 2020-B20 Class XA
10/15/2053	1.581%	13,722,434	733,128
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	9,334,757
Series 2022-B34 Class A5
04/15/2055	3.786%	2,300,000	2,082,479
Series 2024-V12 Class A3
12/15/2057	5.739%	7,860,000	8,131,409
Benchmark Mortgage Trust(d)
Series 2023-V2 Class A3
05/15/2055	5.812%	17,305,000	17,741,630
Subordinated Series 2019-B13 Class C
08/15/2057	3.839%	2,400,000	1,949,095
BFLD Mortgage Trust(a),(b)
Series 2024-WRHS Class A
1-month Term SOFR + 1.492% Floor 1.492% 08/15/2026	5.879%	6,952,478	6,956,825
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BIG Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-BIG Class B
1-month Term SOFR + 1.741% Floor 1.741% 02/15/2039	6.070%	2,100,000	2,068,955
BMD2 Re-Remic Trust(a),(f)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	2,357,955
BMO Mortgage Trust
Series 2024-5C5 Class A3
02/15/2057	5.857%	2,600,000	2,690,880
Series 2025-5C9 Class A3
04/15/2058	5.779%	7,710,000	7,988,277
BMO Mortgage Trust(d)
Series 2024-5C8 Class A3
12/15/2057	5.625%	13,230,000	13,604,846
Subordinated Series 2024-5C6 Class C
09/15/2057	5.885%	750,000	738,105
Subordinated Series 2025-5C10 Class B
05/15/2058	6.445%	1,000,000	1,030,953
BOCA Commercial Mortgage Trust(a),(b)
Series 2024-BOCA Class A
1-month Term SOFR + 1.921% Floor 1.921% 08/15/2041	6.249%	4,000,000	4,006,253
BPR Commercial Mortgage Trust(a),(d)
Subordinated Series 2024-PARK Class B
11/05/2039	5.991%	5,000,000	5,036,694
BPR Trust(a),(b)
Series 2021-NRD Class A
1-month Term SOFR + 1.525% Floor 1.525% 12/15/2038	5.854%	3,045,000	3,037,165
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	6.227%	2,300,000	2,299,281
BPR Trust(a),(d)
Series 2023-BRK2 Class A
11/05/2028	6.899%	5,400,000	5,615,701
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class G
1-month Term SOFR + 2.964% Floor 2.850% 09/15/2036	7.293%	3,000,000	2,961,095
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	6.444%	5,918,000	5,940,194

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-VLT3 Class A
1-month Term SOFR + 1.940% Floor 1.940% 11/15/2028	6.269%	3,500,000	3,499,992
Series 2023-XL3 Class A
1-month Term SOFR + 1.761% Floor 1.761% 12/09/2040	6.090%	3,580,044	3,594,611
Series 2024-AIR2 Class A
1-month Term SOFR + 1.492% Floor 1.492% 10/15/2041	5.821%	3,357,131	3,360,277
Series 2024-AIRC Class A
1-month Term SOFR + 1.691% Floor 1.691% 08/15/2039	6.020%	4,853,598	4,868,780
Series 2024-GPA3 Class A
1-month Term SOFR + 1.293% Floor 1.293% 12/15/2039	5.622%	4,688,570	4,688,566
Subordinated Series 2021-21M Class E
1-month Term SOFR + 2.285% Floor 2.171% 10/15/2036	6.614%	1,925,000	1,898,531
Subordinated Series 2021-IRON Class E
1-month Term SOFR + 2.464% Floor 2.350% 02/15/2038	6.793%	2,822,134	2,725,175
Subordinated Series 2021-SOAR Class F
1-month Term SOFR + 2.464% Floor 2.350% 06/15/2038	6.793%	6,400,186	6,390,186
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	7.469%	3,490,000	3,503,094
Subordinated Series 2024-MF Class D
1-month Term SOFR + 2.690% Floor 2.690% 02/15/2039	7.019%	2,656,364	2,659,684
Subordinated Series 2024-XL5 Class C
1-month Term SOFR + 1.941% Floor 1.941% 03/15/2041	6.270%	4,191,093	4,193,713
BX Commercial Mortgage Trust(a),(d)
Subordinated Series 2020-VIV3 Class B
03/09/2044	3.544%	5,780,000	5,322,267
BX Trust(a),(b)
1-month Term SOFR + 2.090% Floor 2.090% 03/15/2041	6.419%	11,000,000	10,999,994
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-LGCY Class D
1-month Term SOFR + 0.115% Floor 1.302% 10/15/2036	5.745%	590,000	585,206
Series 2023-DELC Class A
1-month Term SOFR + 2.690% Floor 2.690% 05/15/2038	7.019%	2,000,000	2,008,392
Series 2024-CNYN Class C
1-month Term SOFR + 1.941% Floor 1.941% 04/15/2029	6.270%	1,678,488	1,680,586
Series 2024-VLT4 Class A
1-month Term SOFR + 1.491% Floor 1.491% 07/15/2029	5.820%	5,790,000	5,777,317
Series 2025-ROIC Class C
1-month Term SOFR + 1.543% Floor 1.693% 03/15/2030	5.872%	2,500,000	2,456,217
Series 2025-VLT6 Class C
1-month Term SOFR + 2.192% 03/15/2042	6.521%	5,000,000	4,960,886
Subordinated Series 2022-VAMF Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	7.029%	5,000,000	4,951,443
Subordinated Series 2024-BIO Class B
1-month Term SOFR + 1.941% 02/15/2041	6.270%	1,000,000	997,537
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	1,030,405
BX Trust(a),(b),(c)
Series 2025-LUNR Class A
1-month Term SOFR + 1.650% 06/15/2040	5.979%	9,140,000	9,140,000
Series 2025-LUNR Class B
1-month Term SOFR + 1.850% Floor 1.850% 06/09/2040	6.180%	4,500,000	4,500,000
Series 2025-TAIL Class A
1-month Term SOFR + 1.400% Floor 1.400% 06/15/2035	5.700%	6,310,000	6,317,893
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	5.093%	7,000,000	6,685,585
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CAMB Commercial Mortgage Trust(a)
Series 2021-CX2 Class A
11/10/2046	2.700%	7,200,000	6,077,315
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A2
05/15/2052	3.623%	3,391,269	3,227,259
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	14,787,092
Cantor Commercial Real Estate Lending(d),(e)
Series 2019-CF2 Class XA
11/15/2052	1.172%	37,896,688	1,390,873
CCUBS Commercial Mortgage Trust(d)
Subordinated Series 2017-C1 Class B
11/15/2050	4.159%	1,505,000	1,406,259
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	13,995,435	13,736,898
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	19,472,466
CD Mortgage Trust(d),(e)
Series 2019-CD8 Class XA
08/15/2057	1.383%	44,910,573	2,047,545
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,833,163
CFCRE Commercial Mortgage Trust(d),(e)
Series 2016-C4 Class XA
05/10/2058	1.565%	43,505,201	255,471
Citigroup Commercial Mortgage Trust
Series 2015-GC31 Class A4
06/10/2048	3.762%	1,477,067	1,450,682
Series 2015-GC35 Class A3
11/10/2048	3.549%	9,278,501	9,202,926
Series 2016-GC37 Class A4
04/10/2049	3.314%	2,875,000	2,839,999
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	3,709,460
Series 2019-GC43 Class A3
11/10/2052	2.782%	9,998,698	9,254,708
Citigroup Commercial Mortgage Trust(a),(b)
Series 2021-PRM2 Class F
1-month Term SOFR + 3.864% Floor 3.750% 10/15/2036	8.193%	1,500,000	1,475,183
Citigroup Commercial Mortgage Trust(d)
Subordinated Series 2015-GC35 Class AS
11/10/2048	4.072%	800,000	762,976
Subordinated Series 2020-GC46 Class B
02/15/2053	3.150%	2,000,000	1,714,578
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust(a),(d)
Subordinated Series 2016-C2 Class E
08/10/2049	4.384%	2,420,000	2,133,304
Subordinated Series 2023-SMRT Class C
06/10/2028	6.048%	1,000,000	1,007,070
COMM Mortgage Trust
Series 2016-CR28 Class A4
02/10/2049	3.762%	3,000,000	2,980,627
Subordinated Series 2016-COR1 Class B
10/10/2049	3.897%	3,000,000	2,795,103
COMM Mortgage Trust(a)
Series 2024-277P Class A
08/10/2044	6.338%	12,870,000	13,370,106
COMM Mortgage Trust(a),(d),(e)
Series 2024-277P Class X
08/10/2044	0.661%	7,580,000	206,121
COMM Mortgage Trust(a),(d)
Series 2024-CBM Class A2
12/10/2041	5.867%	2,115,000	2,127,785
Series 2024-CBM Class B
12/10/2041	6.511%	1,250,000	1,261,335
COMM Mortgage Trust(d)
Subordinated Series 2015-CR27 Class B
10/10/2048	4.336%	1,000,000	974,303
Subordinated Series 2017-COR2 Class B
09/10/2050	4.206%	2,500,000	2,381,860
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	2,549,054	2,446,585
Commercial Mortgage Trust
Series 2014-UBS4 Class A5
08/10/2047	3.694%	85,239	84,301
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,517,887	2,513,063
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,410,989	8,249,832
CONE Trust(a),(b)
Series 2024-DFW1 Class A
1-month Term SOFR + 1.642% Floor 1.642% 08/15/2041	6.446%	1,500,000	1,494,560
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	14,800,000	13,764,000
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A3
06/15/2052	3.329%	3,000,000	2,813,731
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,073,407

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSAIL Commercial Mortgage Trust(d)
Subordinated Series 2018-C14 Class B
11/15/2051	4.877%	1,000,000	942,758
Subordinated Series 2020-C19 Class B
03/15/2053	3.476%	2,740,000	2,278,868
Subordinated Series 2020-C19 Class C
03/15/2053	3.613%	2,345,000	1,879,335
DBJPM Mortgage Trust(d),(e)
Series 2020-C9 Class XA
09/15/2053	1.705%	42,328,171	1,845,132
DBWF Mortgage Trust(a),(d)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	1,848,904
DC Commercial Mortgage Trust(a)
Series 2023-DC Class A
09/12/2040	6.314%	7,175,000	7,405,645
DK Trust(a),(b)
Subordinated Series 2024-SPBX Class D
1-month Term SOFR + 2.750% Floor 1.500% 03/15/2034	7.554%	1,500,000	1,500,000
DTP Commercial Mortgage Trust(a),(d)
Series 2023-STE2 Class A
01/15/2041	5.843%	2,000,000	2,043,669
ELM Trust(a),(d)
Subordinated Series 2024-ELM Class C15
06/10/2039	6.396%	5,000,000	5,012,840
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month Term SOFR + 2.964% Floor 2.850% 07/15/2038	7.293%	2,573,183	2,573,183
Fashion Show Mall LLC(a),(d)
Series 2024-SHOW Class A
10/10/2029	5.274%	5,000,000	5,004,392
FirstKey Homes Trust(a)
Series 2020-SFR1 Class A
08/17/2037	1.339%	5,871,073	5,807,907
Subordinated Series 2020-SFR2 Class E
10/19/2037	2.668%	3,432,000	3,382,166
Fontainebleau Miami Beach Mortgage Trust(a),(b)
Series 2024-FBLU Class C
1-month Term SOFR + 2.150% Floor 2.150% 12/15/2039	6.479%	1,000,000	993,120
Series 2024-FBLU Class D
1-month Term SOFR + 2.600% Floor 2.600% 12/15/2039	6.929%	2,500,000	2,484,367
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FS Rialto(a),(b)
Series 2021-FL3 Class A
1-month Term SOFR + 1.364% Floor 1.250% 11/16/2036	5.693%	1,423,124	1,420,193
FS Rialto Issuer LLC(a),(b)
Series 2025-FL10 Class A
1-month Term SOFR + 1.385% 02/01/2030	5.777%	5,000,000	4,981,257
GAM Investments(a),(d)
Subordinated Series 2021-F Class C
09/27/2051	0.980%	1,778,000	1,754,957
GAM Investments(a),(f)
Subordinated Series 2021-F Class D
09/27/2051	0.000%	1,777,000	1,736,082
Subordinated Series 2021-F Class G
09/27/2051	0.000%	802,917	797,648
Subordinated Series 2021-F Class H
09/27/2051	0.000%	1,510,000	1,094,705
GAM Resecuritization Trust(a),(d)
Series 2022-FRR3 Class BK71
01/29/2052	1.988%	3,736,000	3,316,127
GAM Resecuritization Trust(a),(f)
Subordinated Series 2022-FRR3 Class CK47
05/27/2048	0.000%	1,474,000	1,464,057
Subordinated Series 2022-FRR3 Class DK47
05/27/2048	0.000%	1,473,000	1,460,663
Great Wolf Trust(a),(b)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	6.469%	4,957,000	4,953,898
Greystone CRE Notes LLC(a),(b)
Series 2025-FL4 Class A
1-month Term SOFR + 1.481% Floor 1.481% 01/15/2043	5.781%	2,500,000	2,493,695
GS Mortgage Securities Corp II(a),(d)
Series 2017-375H Class A
09/10/2037	3.475%	5,000,000	4,789,759
GS Mortgage Securities Corp. II(a)
Series 2012-BWTR Class A
11/05/2034	2.954%	3,709,371	3,165,541
GS Mortgage Securities Corp. Trust(a),(b)
Series 2021-ARDN Class A
1-month Term SOFR + 1.364% Floor 1.250% 11/15/2036	5.693%	3,000,000	2,989,596
GS Mortgage Securities Corp. Trust(a),(d)
Series 2024-RVR Class A
08/10/2029	5.198%	10,100,000	10,118,252
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-RVR Class B
08/10/2029	5.538%	2,569,000	2,561,099
GS Mortgage Securities Trust(a),(d)
Series 2013-PEMB Class A
03/05/2033	3.550%	2,010,000	1,708,500
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,385,130	4,328,638
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,729,336
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	19,416,214
Series 2019-GSA1 Class A4
11/10/2052	3.048%	3,000,000	2,789,489
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,668,756
Subordinated Series 2019-GC39 Class B
05/10/2052	3.970%	1,000,000	885,112
GS Mortgage Securities Trust(d)
Subordinated Series 2015-GC30 Class AS
05/10/2050	3.777%	1,972,796	1,928,448
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class A
30-day Average SOFR + 1.700% Floor 1.700% 04/20/2037	6.181%	725,303	725,529
HTL Commercial Mortgage Trust(a),(d)
Series 2024-T53 Class A
05/10/2039	5.875%	5,500,000	5,540,211
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	2,025,726
Hudson Yards Mortgage Trust(a),(d)
Series 2025-SPRL Class B
01/13/2040	5.758%	3,617,000	3,693,123
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,804,359
Series 2015-HB7 Class A7
08/05/2034	3.914%	649,204	645,274
ILPT Commercial Mortgage Trust(a),(b)
Series 2022-LPF2 Class A
1-month Term SOFR + 2.245% Floor 2.245% 10/15/2039	6.574%	5,123,089	5,113,916
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INTOWN Mortgage Trust(a),(b)
Series 2025-STAY Class C
1-month Term SOFR + 2.250% Floor 2.250% 03/15/2042	6.579%	1,380,000	1,373,957
Series 2025-STAY Class D
1-month Term SOFR + 2.850% Floor 2.850%, Cap 2.850% 03/15/2042	7.179%	6,600,000	6,562,836
IP Mortgage Trust(a),(c),(d)
Series 2025-IP Class A
06/10/2042	5.250%	4,000,000	3,999,999
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30 Class A5
07/15/2048	3.822%	4,200,000	4,181,678
JPMBB Commercial Mortgage Securities Trust(d)
Subordinated Series 2015-C29 Class AS
05/15/2048	3.917%	1,293,254	1,290,314
JPMCC_17-JP6
Series 20 17-JP6 Class A5
07/15/2050	3.490%	4,872,000	4,688,178
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	6,009,632	5,892,387
Series 2017-C7 Class A5
10/15/2050	3.409%	1,500,000	1,447,800
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	6,822,431
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2018-WPT Class AFX
07/05/2033	4.248%	13,000,000	12,319,900
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	1,958,993
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-MHC Class B
1-month Term SOFR + 1.414% Floor 1.050% 04/15/2038	5.744%	1,700,000	1,698,938
Series 2022-ACB Class E
30-day Average SOFR + 3.350% Floor 3.350% 03/15/2039	7.682%	6,450,000	6,450,000
Series 2025-BMS Class A
1-month Term SOFR + 1.600% 01/15/2042	5.900%	2,970,000	2,940,286
Series 2025-BMS Class B
1-month Term SOFR + 2.000% Floor 2.000% 01/15/2042	6.300%	7,000,000	7,020,067

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KIND Commercial Mortgage Trust(a),(b)
Series 2024-1 Class A
1-month Term SOFR + 1.890% Floor 1.890% 08/15/2041	6.694%	2,500,000	2,503,124
KIND Trust(a),(b)
Series 2021-KIND Class A
1-month Term SOFR + 1.064% Floor 0.950% 08/15/2038	5.393%	2,023,109	1,994,026
KSL Commercial Mortgage Trust(a),(b)
Series 2024-HT2 Class B
1-month Term SOFR + 2.042% Floor 2.042% 12/15/2039	6.370%	5,000,000	4,987,499
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,364,868
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	5.624%	4,000,000	3,879,965
Subordinated Series 2021-BMR Class F
1-month Term SOFR + 2.464% Floor 2.350% 03/15/2038	6.793%	2,350,600	2,316,235
LoanCore Issuer LLC(a),(b)
Series 2025-CRE8 Class A
1-month Term SOFR + 1.385% Floor 1.385% 08/17/2042	5.779%	2,000,000	1,992,255
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	787,151
MED Commercial Mortgage Trust(a),(b)
Series 2024-MOB Class A
1-month Term SOFR + 1.592% Floor 1.592% 05/15/2041	5.920%	5,200,000	5,179,823
MF1 LLC(a),(b)
Series 2022-FL9 Class A
1-month Term SOFR + 2.150% Floor 2.150% 06/19/2037	6.474%	2,387,504	2,391,980
Series 2025-FL17 Class A
1-month Term SOFR + 1.320% Floor 1.320% 02/18/2040	5.647%	2,850,000	2,837,529
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-FL19 Class A
1-month Term SOFR + 1.488% Floor 1.488% 05/18/2042	4.329%	3,000,000	2,994,362
MHP MHIL(a),(b)
Subordinated Series 2022 Class E
1-month Term SOFR + 2.611% Floor 2.611% 01/15/2027	6.939%	2,400,000	2,383,497
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	1,575,000	1,367,390
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28 Class A3
01/15/2049	3.272%	1,101,545	1,092,041
Series 2016-C29 Class ASB
05/15/2049	3.140%	67,597	67,623
Series 2016-C30 Class A5
09/15/2049	2.860%	3,010,000	2,920,648
Series 2017-C34 Class A4
11/15/2052	3.536%	2,285,000	2,219,321
Subordinated Series 2015-C25 Class AS
10/15/2048	4.069%	1,551,000	1,539,689
Morgan Stanley Bank of America Merrill Lynch Trust(d)
Subordinated Series 2015-C27 Class B
12/15/2047	4.481%	1,750,000	1,700,020
Subordinated Series 2015-C27 Class C
12/15/2047	4.481%	3,000,000	2,824,020
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,300,158	8,112,478
Series 2020-HR8 Class A4
07/15/2053	2.041%	1,500,000	1,302,831
Morgan Stanley Capital I Trust(d),(e)
Series 2021-L5 Class XA
05/15/2054	1.278%	31,657,781	1,583,905
MTN Commercial Mortgage Trust(a),(b)
Series 2022-LPFL Class A
1-month Term SOFR + 1.397% Floor 1.397% 03/15/2039	5.726%	2,000,000	1,998,750
NJ Trust(a),(d)
Series 2023-GSP Class A
01/06/2029	6.481%	6,800,000	7,103,892
NXPT Commercial Mortgage Trust(a),(d)
Series 2024-STOR Class B
11/01/2041	4.803%	5,000,000	4,883,245
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NYC Commercial Mortgage Trust(a),(b)
Series 2025-3BP Class A
1-month Term SOFR + 1.213% 02/15/2042	5.523%	3,500,000	3,489,707
Series 2025-3BP Class C
1-month Term SOFR + 1.892% Floor 1.892% 02/15/2042	6.202%	3,000,000	2,962,500
ONNI Commerical Mortgage Trust(a),(d)
Series 2024-APT Class A
07/15/2039	5.753%	2,500,000	2,535,370
ORL Trust(a),(b)
Series 2024-GLKS Class C
1-month Term SOFR + 2.291% Floor 2.291% 12/15/2039	6.613%	5,000,000	4,970,301
PFP Ltd.(a),(b)
Series 2023-10 Class A
1-month Term SOFR + 2.365% Floor 2.365% 09/16/2038	6.692%	2,342,492	2,347,618
Series 2024-11 Class A
1-month Term SOFR + 1.832% Floor 1.832% 09/17/2039	6.613%	2,644,040	2,649,831
RFM Re-REMIC Trust(a),(d)
Series 2022-FRR1 Class AB60
11/08/2049	2.470%	970,000	909,400
RFM Re-REMIC Trust(a),(g)
Subordinated Series 2022-FRR1 Class CK60
11/08/2049	0.000%	450,000	392,644
RFR Trust(a),(d)
Series 2025-SGRM Class A
03/11/2029	5.562%	8,180,000	8,262,021
SCOTT Trust(a)
Series 2023-SFS Class A
03/15/2040	5.910%	3,340,000	3,403,332
SDAL Trust(a),(b)
Series 2025-DAL Class A
1-month Term SOFR + 2.441% Floor 2.441% 04/15/2030	6.012%	1,000,000	1,004,939
SDR Commercial Mortgage Trust(a),(b)
Subordinated Series 2024-DSNY Class B
1-month Term SOFR + 1.741% Floor 1.741% 05/15/2039	6.545%	2,500,000	2,463,281
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	4,991,461
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	6.279%	3,850,000	3,782,625
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.879%	5,670,000	5,613,697
SREIT Trust(a),(b)
Subordinated Series 2021-MFP2 Class B
1-month Term SOFR + 1.286% Floor 1.171% 11/15/2036	5.614%	4,538,000	4,523,819
Subordinated Series 2021-PALM Class E
1-month Term SOFR + 2.024% Floor 1.910% 10/15/2034	6.353%	6,275,000	6,239,703
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
Prime Rate + -0.882% Floor 1.470% 11/15/2027	6.618%	2,124,670	1,248,244
SWCH Commercial Mortgage Trust(a),(b)
Series 2025-DATA Class B
1-month Term SOFR + 1.842% Floor 1.842% 03/15/2042	6.150%	2,500,000	2,467,505
Series 2025-DATA Class C
1-month Term SOFR + 2.092% Floor 2.042% 03/15/2042	6.399%	2,500,000	2,469,817
TCO Commercial Mortgage Trust(a),(b)
Series 2024-DPM Class A
1-month Term SOFR + 1.243% Floor 1.243% 12/15/2039	5.629%	2,535,000	2,534,208
THPT Mortgage Trust(a),(d)
Series 2023-THL Class A
12/10/2034	6.994%	4,418,311	4,489,249
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,231,111	5,164,041
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	6,146,957	6,124,890
Series 2017-C39 Class A4
09/15/2050	3.157%	10,065,000	9,754,530
Series 2020-C55 Class A5
02/15/2053	2.725%	3,407,709	3,102,821

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	6,936,676
Subordinated Series 2021-C59 Class C
04/15/2054	3.284%	2,590,000	2,078,074
Wells Fargo Commercial Mortgage Trust(d),(e)
Series 2021-C59 Class XA
04/15/2054	1.495%	20,118,736	1,257,846
Series 2021-C60 Class XA
08/15/2054	1.494%	4,005,429	264,303
Wells Fargo Commercial Mortgage Trust(d)
Series 2022-C62 Class A4
04/15/2055	4.000%	5,330,000	4,966,221
Subordinated Series 2016-C33 Class B
03/15/2059	4.506%	3,005,000	2,943,876
Subordinated Series 2017-C41 Class B
11/15/2050	4.188%	1,690,000	1,607,083
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2024-1CHI Class A
07/15/2035	5.308%	6,000,000	6,015,959
Series 2025-VTT Class C
03/15/2038	6.029%	2,500,000	2,493,169
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2025-DWHP Class B
1-month Term SOFR + 2.841% Floor 2.841% 04/15/2038	7.170%	2,000,000	2,003,377
WFLD Mortgage Trust(a),(d)
Series 2014-MONT Class A
08/10/2031	3.755%	920,812	862,827
WSTN Trust(a),(d)
Series 2023-MAUI Class A
07/05/2037	6.297%	2,500,000	2,542,448
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $965,908,377)			952,879,128

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Intelsat Luxembourg SA(h)	88,937	828,226
Intelsat Luxembourg SA(h),(i)	88,937	2,668,110
Total		3,496,336
Wireless Telecommunication Services 0.0%
Digicel Ltd.(h),(i),(j),(k)	59,381	475,048
Total Communication Services		3,971,384
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(h),(i)	1,728	41
Total Energy		41
Financials 0.0%
Financial Services 0.0%
DSG TopCo, Inc.(h)	54,244	832,862
Total Financials		832,862
Total Common Stocks (Cost $3,207,045)		4,804,287

Convertible Bonds(l) 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Banking 0.1%
Lloyds Banking Group PLC(m),(n)
	8.000%		1,395,000	1,462,496
Sumitomo Mitsui Financial Group, Inc.(m),(n)
	6.450%		982,000	950,085
UBS Group AG(a),(m),(n)
	9.250%		594,000	647,163
	9.250%		325,000	371,295
Total				3,431,039
Food and Beverage 0.0%
Davide Campari-Milano NV(a)
01/17/2029	2.375%	EUR	1,400,000	1,522,520
Technology 0.0%
Worldline SA(a),(g)
07/30/2025	0.000%	EUR	400,000	537,754
07/30/2026	0.000%	EUR	2,415,912	2,663,265
Total				3,201,019
Total Convertible Bonds (Cost $7,589,569)				8,154,578

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(i),(j),(k)	6.750%	3,868	38,680
Total Communication Services			38,680
Total Convertible Preferred Stocks (Cost $38,680)			38,680
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)

Corporate Bonds & Notes(l) 28.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
BAE Systems PLC(a)
03/26/2029	5.125%	1,428,000	1,454,947
04/15/2030	3.400%	690,000	651,757
Boeing Co. (The)
02/04/2026	2.196%	13,505,000	13,263,211
02/01/2031	3.625%	2,375,000	2,214,113
05/01/2034	6.528%	750,000	801,025
02/01/2035	3.250%	4,659,000	3,833,602
05/01/2040	5.705%	324,000	312,562
03/01/2047	3.650%	1,060,000	719,176
03/01/2048	3.625%	3,800,000	2,513,234
05/01/2049	3.900%	2,010,000	1,406,454
05/01/2054	6.858%	139,000	148,380
08/01/2059	3.950%	3,500,000	2,310,812
05/01/2060	5.930%	387,000	358,609
05/01/2064	7.008%	808,000	862,656
Bombardier, Inc.(a)
04/15/2027	7.875%	2,117,000	2,126,251
02/01/2029	7.500%	375,000	387,611
07/01/2031	7.250%	1,020,000	1,052,623
06/15/2033	6.750%	475,000	481,539
General Electric Co.(b)
3-month Term SOFR + 0.742% 08/15/2036	5.068%	5,380,000	5,017,841
Goat Holdco LLC(a)
02/01/2032	6.750%	695,000	695,121
HEICO Corp.
08/01/2028	5.250%	1,436,000	1,467,233
Huntington Ingalls Industries, Inc.
08/16/2028	2.043%	6,666,000	6,141,862
05/01/2030	4.200%	2,213,000	2,135,605
L3Harris Technologies, Inc.
06/01/2029	5.050%	690,000	700,380
Lockheed Martin Corp.
05/15/2036	4.500%	890,000	841,485
Northrop Grumman Corp.
07/15/2030	4.650%	1,710,000	1,715,287
06/01/2054	5.200%	355,000	322,985
United Technologies Corp.
11/16/2038	4.450%	608,000	546,127
Total			54,482,488
Airlines 0.2%
American Airlines Pass-Through Trust
Series 2015-2 Class AA
09/22/2027	3.600%	55,641	53,748
Series 2016-1 Class AA
07/15/2029	3.575%	339,533	326,031
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-2 Class AA
06/15/2028	3.200%	392,178	370,274
Series 2017-2 Class AA
10/15/2029	3.350%	1,050,976	989,579
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	1,050,000	1,031,794
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	4,933,759	4,636,515
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	7,234,857	7,204,099
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,675,318
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%	4,579,775	4,575,199
United Airlines, Inc.(a)
04/15/2026	4.375%	2,775,000	2,743,767
04/15/2029	4.625%	727,000	690,372
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	298,917	303,639
Total			24,600,335
Apartment REIT 0.1%
American Homes 4 Rent LP
02/15/2028	4.250%	210,000	207,429
04/15/2032	3.625%	219,000	198,884
02/01/2034	5.500%	1,426,000	1,423,438
07/15/2051	3.375%	1,735,000	1,108,019
04/15/2052	4.300%	1,270,000	960,404
Camden Property Trust
11/03/2026	5.850%	1,089,000	1,108,319
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	658,000	610,662
08/15/2031	2.000%	2,544,000	2,127,527
08/15/2033	5.500%	545,000	543,429
Mid-America Apartments LP
02/15/2032	5.300%	766,000	782,465
Total			9,070,576
Automotive 1.4%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	600,000	596,937
American Honda Finance Corp.
01/12/2028	4.700%	1,160,000	1,164,910
11/15/2028	5.650%	581,000	600,077
10/23/2031	4.850%	1,487,000	1,472,881
BMW US Capital LLC(a)
03/21/2030	5.050%	673,000	678,769
03/21/2035	5.400%	6,464,000	6,381,339

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BorgWarner, Inc.
08/15/2034	5.400%	433,000	431,354
Cummins, Inc.
05/09/2035	5.300%	6,495,000	6,485,860
Daimler Truck Finance North America LLC(a)
01/13/2035	5.625%	5,665,000	5,661,164
Dana, Inc.
06/15/2028	5.625%	800,000	798,043
Denso Corp.(a)
09/16/2026	1.239%	4,070,000	3,901,604
09/11/2029	4.420%	980,000	972,403
Ford Motor Co.
02/12/2032	3.250%	928,000	765,922
01/15/2043	4.750%	1,985,000	1,489,857
Ford Motor Credit Co. LLC
08/04/2025	4.134%	950,000	946,057
11/13/2025	3.375%	1,000,000	992,106
05/17/2027	5.850%	1,515,000	1,512,661
08/17/2027	4.125%	1,786,000	1,723,061
05/12/2028	6.800%	450,000	459,551
03/08/2029	5.800%	4,865,000	4,800,310
05/03/2029	5.113%	1,005,000	966,668
06/17/2031	3.625%	951,000	817,898
03/19/2032	6.532%	2,850,000	2,839,960
General Motors Co.
10/01/2025	6.125%	271,000	271,649
04/15/2030	5.625%	4,845,000	4,886,462
04/01/2035	5.000%	4,415,000	4,080,141
10/02/2043	6.250%	670,000	636,200
General Motors Financial Co., Inc.
07/13/2025	4.300%	1,060,000	1,058,840
10/10/2025	6.050%	3,385,000	3,396,945
03/01/2026	5.250%	1,855,000	1,857,222
04/04/2028	5.050%	4,505,000	4,516,959
06/23/2028	5.800%	1,850,000	1,888,614
10/15/2028	2.400%	2,820,000	2,593,802
07/15/2029	5.550%	3,555,000	3,592,160
10/06/2029	4.900%	1,399,000	1,378,198
01/07/2030	5.350%	720,000	720,410
06/21/2030	3.600%	1,710,000	1,574,493
07/15/2030	5.450%	6,013,000	6,023,101
01/08/2031	2.350%	1,295,000	1,102,249
01/07/2034	6.100%	387,000	389,164
01/07/2035	5.900%	1,729,000	1,706,095
Harley-Davidson Financial Services, Inc.(a)
06/08/2025	3.350%	1,155,000	1,153,582
Hyundai Capital America(a)
06/26/2025	5.800%	5,620,000	5,621,518
11/01/2027	4.875%	3,850,000	3,844,187
06/26/2028	5.680%	907,000	923,747
09/21/2028	6.100%	4,184,000	4,319,891
01/16/2029	6.500%	928,000	969,319
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
06/24/2029	5.300%		1,047,000	1,056,551
03/27/2030	5.150%		7,839,000	7,842,939
03/29/2032	5.400%		1,639,000	1,629,835
LKQ Corp.
06/15/2028	5.750%		3,405,000	3,490,590
Mercedes-Benz Finance North America LLC(a)
04/01/2027	4.650%		6,395,000	6,397,550
11/15/2027	4.900%		3,810,000	3,829,976
08/01/2029	4.800%		1,100,000	1,099,550
Nissan Motor Acceptance Co. LLC(a)
09/13/2029	5.550%		3,255,000	3,138,006
PACCAR Financial Corp.
05/08/2030	4.550%		3,220,000	3,227,969
Stellantis Finance US, Inc.(a)
03/18/2035	6.450%		3,070,000	3,036,843
Tenneco, Inc.(a)
11/17/2028	8.000%		4,625,000	4,554,986
Toyota Motor Credit Corp.
10/08/2027	4.350%		1,216,000	1,216,196
08/09/2029	4.550%		839,000	840,544
05/15/2030	4.800%		3,611,000	3,633,937
11/20/2030	5.550%		1,025,000	1,068,358
01/09/2035	5.350%		707,000	714,442
Volkswagen Financial Services AG(a)
11/19/2031	3.875%	EUR	4,500,000	5,162,600
Volkswagen Group of America Finance LLC(a)
03/22/2027	5.300%		2,511,000	2,523,740
03/22/2029	5.250%		6,355,000	6,379,461
11/16/2030	6.450%		1,588,000	1,663,594
03/25/2032	5.650%		360,000	360,572
03/27/2035	5.800%		4,865,000	4,803,987
Volkswagen International Finance NV(a),(m),(n)
	7.875%	EUR	1,400,000	1,788,838
ZF North America Capital, Inc.(a)
04/14/2030	7.125%		1,350,000	1,300,254
Total				175,725,658
Banking 7.2%
ABN AMRO Bank NV(a),(n)
09/18/2027	6.339%		6,900,000	7,029,129
Subordinated
03/13/2037	3.324%		641,000	555,307
Ally Financial, Inc.(n)
05/15/2029	5.737%		2,145,000	2,165,888
01/17/2031	5.543%		1,645,000	1,642,531
American Express Co.(n)
02/16/2028	5.098%		1,043,000	1,052,733
07/27/2029	5.282%		1,860,000	1,901,799
04/25/2030	5.532%		1,094,000	1,130,601
04/25/2031	5.016%		3,650,000	3,691,394
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ANZ New Zealand International Ltd.(a)
08/14/2028	5.355%	4,595,000	4,720,893
Banco de Credito del Peru SA(a),(n)
Subordinated
07/30/2035	6.450%	1,130,000	1,145,592
Banco Santander SA(n)
03/14/2030	5.538%	4,000,000	4,091,901
Subordinated
11/22/2032	3.225%	3,400,000	2,973,158
Bank of America Corp.(n)
07/22/2027	1.734%	13,400,000	12,961,124
04/27/2028	4.376%	309,000	307,533
12/20/2028	3.419%	682,000	661,805
03/05/2029	3.970%	1,772,000	1,740,460
06/14/2029	2.087%	11,280,000	10,471,841
09/15/2029	5.819%	1,190,000	1,233,107
07/23/2030	3.194%	34,139,000	32,170,007
10/22/2030	2.884%	536,000	496,514
01/24/2031	5.162%	206,000	209,140
02/13/2031	2.496%	8,712,000	7,864,779
04/29/2031	2.592%	4,092,000	3,692,940
07/23/2031	1.898%	293,000	253,584
10/24/2031	1.922%	3,775,000	3,250,417
04/22/2032	2.687%	617,000	545,038
07/21/2032	2.299%	785,000	672,680
10/20/2032	2.572%	7,182,000	6,231,103
09/15/2034	5.872%	1,655,000	1,718,584
05/09/2036	5.464%	591,000	595,186
Subordinated
10/25/2035	5.518%	2,079,000	2,038,107
02/12/2036	5.744%	1,629,000	1,618,262
Bank of America Corp.
Subordinated
03/03/2026	4.450%	2,000,000	1,997,076
Bank of America NA
08/18/2026	5.526%	5,575,000	5,646,481
Bank of Montreal(n)
01/27/2029	5.004%	2,715,000	2,743,108
09/10/2030	4.640%	2,103,000	2,101,061
Bank of Montreal
06/04/2031	5.511%	1,321,000	1,364,979
Bank of New York Mellon Corp. (The)(n)
04/26/2027	4.947%	2,770,000	2,782,699
02/11/2031	4.942%	5,270,000	5,328,427
Bank of New Zealand(a)
01/27/2027	2.285%	2,140,000	2,067,560
Bank of Nova Scotia (The)(n)
02/14/2031	5.130%	1,034,000	1,046,068
11/10/2032	4.740%	2,057,000	2,034,763
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banque Federative du Credit Mutuel SA(a)
01/26/2026	4.935%	1,732,000	1,734,914
02/16/2028	5.194%	2,760,000	2,794,962
Barclays PLC(n)
02/25/2031	5.367%	8,516,000	8,593,955
03/10/2032	2.667%	12,020,000	10,505,487
Barclays PLC
Subordinated
05/09/2028	4.836%	995,000	996,789
BNP Paribas SA(a),(n)
06/09/2026	2.219%	2,150,000	2,148,778
09/30/2028	1.904%	3,535,000	3,304,783
06/12/2029	5.335%	1,815,000	1,845,477
11/19/2030	5.283%	1,555,000	1,570,230
05/09/2031	5.085%	8,900,000	8,909,264
04/19/2032	2.871%	7,775,000	6,852,939
01/20/2033	3.132%	3,920,000	3,422,720
BPCE SA(a)
01/18/2027	5.203%	1,070,000	1,081,126
01/11/2028	3.250%	460,000	444,997
05/30/2029	5.281%	850,000	867,009
BPCE SA(a),(n)
01/18/2030	5.716%	820,000	837,515
01/14/2031	5.876%	4,025,000	4,136,744
CaixaBank SA(a),(n)
03/15/2030	5.673%	620,000	636,819
Canadian Imperial Bank of Commerce
06/28/2027	5.237%	2,985,000	3,029,385
Canadian Imperial Bank of Commerce(n)
03/30/2029	4.857%	5,150,000	5,177,929
Capital One Financial Corp.(n)
10/29/2027	7.149%	3,985,000	4,111,397
11/02/2027	1.878%	725,000	697,124
06/08/2029	6.312%	485,000	505,123
Subordinated
01/30/2036	6.183%	3,235,000	3,207,805
Citibank NA(n)
11/19/2027	4.876%	6,780,000	6,807,001
Citibank NA
05/29/2030	4.914%	6,440,000	6,497,238
Citigroup, Inc.(m),(n)
	7.125%	8,890,000	9,005,383
Citigroup, Inc.(n)
06/09/2027	1.462%	20,000	19,342
05/07/2028	4.643%	9,085,000	9,070,171
11/05/2030	2.976%	13,020,000	12,038,646
01/29/2031	2.666%	5,550,000	5,020,917
05/01/2032	2.561%	4,520,000	3,947,737
01/25/2033	3.057%	2,800,000	2,461,894
06/11/2035	5.449%	3,530,000	3,535,532

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/27/2036	5.333%	2,945,000	2,908,201
Citigroup, Inc.
07/23/2048	4.650%	375,000	312,847
Subordinated
06/10/2025	4.400%	4,250,000	4,247,915
Citizens Financial Group, Inc.(n)
03/05/2031	5.253%	2,850,000	2,854,563
Subordinated
05/21/2037	5.641%	2,065,000	2,004,320
CoBank ACB(n)
12/31/2049	7.125%	403,000	409,544
Comerica, Inc.(n)
01/30/2030	5.982%	1,535,000	1,560,577
Commonwealth Bank of Australia
03/14/2028	4.423%	5,435,000	5,461,413
Cooperatieve Rabobank UA(a),(n)
06/24/2026	1.339%	720,000	717,811
02/24/2027	1.106%	2,165,000	2,107,582
05/27/2031	4.990%	9,280,000	9,309,397
01/21/2033	5.710%	2,578,000	2,658,501
Credit Agricole SA(a),(n)
01/09/2029	5.230%	4,830,000	4,880,566
05/27/2031	5.222%	4,365,000	4,403,943
Credit Suisse AG
08/07/2026	1.250%	289,000	278,387
07/09/2027	5.000%	2,611,000	2,639,254
Credit Suisse Group AG(a),(n)
06/05/2026	2.193%	822,000	822,000
05/14/2032	3.091%	2,210,000	1,979,192
Danske Bank A/S(a),(n)
09/22/2026	6.259%	4,875,000	4,892,687
03/01/2030	5.705%	844,000	869,931
10/02/2030	4.613%	683,000	675,290
03/04/2031	5.019%	4,660,000	4,676,523
Deutsche Bank AG(n)
01/10/2029	5.373%	1,200,000	1,213,151
05/09/2031	5.297%	5,525,000	5,535,147
Subordinated
01/14/2032	3.729%	2,000,000	1,797,690
Deutsche Bank AG
05/10/2029	5.414%	2,078,000	2,139,158
DNB Bank ASA(a),(n)
09/16/2026	1.127%	3,950,000	3,907,462
11/05/2030	4.853%	2,748,000	2,761,201
Federation des Caisses Desjardins du Quebec(a)
03/14/2028	5.700%	2,210,000	2,277,527
04/26/2029	5.250%	1,791,000	1,824,858
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fifth Third Bancorp(n)
04/25/2033	4.337%	2,362,000	2,216,036
Fifth Third Bank NA(n)
01/28/2028	4.967%	2,105,000	2,113,076
First Citizens BancShares, Inc.(n)
Subordinated
03/12/2040	6.254%	312,000	302,028
Goldman Sachs Bank(n)
03/18/2027	5.283%	1,012,000	1,016,162
Goldman Sachs Bank USA(n)
05/21/2027	5.414%	4,680,000	4,714,715
Goldman Sachs Group, Inc. (The)(m),(n)
	3.650%	2,135,000	2,069,631
Goldman Sachs Group, Inc. (The)(n)
08/10/2026	5.798%	4,965,000	4,974,304
03/09/2027	1.431%	10,992,000	10,716,410
02/24/2028	2.640%	3,320,000	3,207,858
10/24/2029	6.484%	546,000	575,929
04/25/2030	5.727%	546,000	564,459
07/23/2030	5.049%	4,210,000	4,247,823
04/23/2031	5.218%	8,875,000	9,008,984
04/22/2032	2.615%	12,585,000	11,040,697
07/21/2032	2.383%	10,475,000	9,017,138
07/23/2035	5.330%	564,000	559,923
10/23/2035	5.016%	8,411,000	8,134,540
01/28/2036	5.536%	2,775,000	2,794,862
01/28/2056	5.734%	3,225,000	3,132,774
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	415,000	362,440
HSBC Holdings PLC(n)
06/04/2026	2.099%	1,717,000	1,717,000
05/17/2028	5.597%	775,000	786,475
09/22/2028	2.013%	4,879,000	4,583,769
11/19/2028	5.130%	3,700,000	3,727,445
08/17/2029	2.206%	1,403,000	1,292,304
05/13/2031	5.240%	4,550,000	4,571,803
05/24/2032	2.804%	1,829,000	1,600,885
03/03/2036	5.450%	3,625,000	3,570,926
HSBC USA, Inc.(c)
06/03/2028	4.650%	2,380,000	2,386,489
Huntington Bancshares, Inc.(n)
08/21/2029	6.208%	4,040,000	4,209,933
01/15/2031	5.272%	1,370,000	1,385,065
Subordinated
11/18/2039	6.141%	1,837,000	1,830,952
Huntington National Bank (The)(n)
04/12/2028	4.871%	1,249,000	1,251,495
ING Groep NV(n)
03/25/2029	4.858%	1,355,000	1,360,305
03/25/2031	5.066%	1,200,000	1,207,231
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intesa Sanpaolo SpA(a),(n)
Subordinated
06/01/2032	4.198%	1,100,000	990,345
JPMorgan Chase & Co.(b),(m)
3-month Term SOFR + 2.745%	7.033%	2,993,000	2,987,910
JPMorgan Chase & Co.(n)
02/04/2027	1.040%	6,990,000	6,820,940
04/22/2027	1.578%	12,742,000	12,406,968
09/22/2027	1.470%	1,633,000	1,567,999
02/24/2028	2.947%	4,120,000	4,009,777
04/22/2028	5.571%	1,190,000	1,211,922
01/23/2029	3.509%	10,345,000	10,065,579
06/01/2029	2.069%	2,227,000	2,070,929
12/05/2029	4.452%	1,404,000	1,394,075
01/23/2030	5.012%	885,000	895,695
04/22/2030	5.581%	1,050,000	1,084,264
07/22/2030	4.995%	813,000	820,557
10/15/2030	2.739%	2,352,000	2,168,814
10/22/2030	4.603%	1,275,000	1,267,572
01/24/2031	5.140%	305,000	309,641
02/04/2032	1.953%	190,000	162,690
04/22/2032	2.580%	7,675,000	6,770,172
11/08/2032	2.545%	5,750,000	4,981,085
01/25/2033	2.963%	2,380,000	2,103,606
04/22/2035	5.766%	610,000	630,883
10/22/2035	4.946%	8,290,000	8,051,247
01/24/2036	5.502%	1,938,000	1,962,656
04/22/2036	5.572%	4,994,000	5,081,421
11/15/2048	3.964%	2,475,000	1,917,888
04/22/2051	3.109%	1,123,000	731,971
KBC Group NV(a),(n)
10/16/2030	4.932%	2,095,000	2,102,714
KeyCorp(n)
06/01/2033	4.789%	770,000	734,238
03/06/2035	6.401%	5,363,000	5,630,614
M&T Bank Corp.(n)
01/16/2036	5.385%	4,420,000	4,307,507
Mitsubishi UFJ Financial Group, Inc.(n)
01/16/2031	5.197%	600,000	609,812
04/24/2036	5.615%	3,755,000	3,814,891
Mizuho Financial Group, Inc.(n)
07/06/2029	5.778%	4,740,000	4,892,965
05/13/2031	5.098%	4,550,000	4,598,549
Morgan Stanley
01/27/2026	3.875%	5,696,000	5,665,618
07/27/2026	3.125%	583,000	574,118
Subordinated
09/08/2026	4.350%	9,045,000	9,007,473
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(n)
12/10/2026	0.985%	510,000	499,798
05/04/2027	1.593%	2,935,000	2,851,936
07/20/2027	1.512%	505,000	487,319
01/21/2028	2.475%	820,000	791,853
07/22/2028	3.591%	4,485,000	4,382,478
10/18/2028	6.296%	803,000	832,482
01/24/2029	3.772%	4,315,000	4,222,680
04/20/2029	5.164%	1,499,000	1,519,842
07/20/2029	5.449%	2,410,000	2,465,740
01/23/2030	4.431%	2,885,000	2,860,864
07/19/2030	5.042%	573,000	578,486
10/18/2030	4.654%	6,945,000	6,897,675
01/15/2031	5.230%	8,340,000	8,466,580
02/13/2032	1.794%	650,000	547,129
04/28/2032	1.928%	1,899,000	1,603,507
07/21/2032	2.239%	8,910,000	7,595,046
10/20/2032	2.511%	2,605,000	2,242,372
01/21/2033	2.943%	4,485,000	3,942,867
04/21/2034	5.250%	3,865,000	3,863,381
04/19/2035	5.831%	2,730,000	2,814,945
01/18/2036	5.587%	5,587,000	5,642,836
04/17/2036	5.664%	5,951,000	6,055,084
04/22/2039	4.457%	165,000	149,303
Subordinated
09/16/2036	2.484%	607,000	506,925
National Bank of Canada
12/18/2028	5.600%	1,263,000	1,304,519
10/10/2029	4.500%	4,260,000	4,219,154
Nationwide Building Society(a),(n)
02/16/2028	2.972%	980,000	952,367
Nationwide Building Society(a)
07/29/2029	5.127%	5,625,000	5,719,050
NatWest Group PLC(n)
08/15/2030	4.964%	2,910,000	2,916,447
05/23/2031	5.115%	6,685,000	6,713,609
03/01/2035	5.778%	968,000	985,420
NatWest Markets PLC(a)
03/21/2028	4.789%	4,870,000	4,894,770
05/17/2029	5.410%	1,651,000	1,693,021
PNC Financial Services Group, Inc. (The)(n)
06/12/2029	5.582%	3,120,000	3,209,332
10/28/2033	6.037%	1,261,000	1,318,494
10/20/2034	6.875%	1,595,000	1,751,344
Regions Bank
Subordinated
06/26/2037	6.450%	670,000	680,023
Royal Bank of Canada(n)
08/02/2030	4.969%	808,000	814,071
10/18/2030	4.650%	1,337,000	1,331,002
02/04/2031	5.153%	7,348,000	7,454,723
05/02/2031	4.970%	1,298,000	1,307,997

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Scotland Group PLC(n)
01/27/2030	5.076%	799,000	803,563
Santander Holdings USA, Inc.(n)
03/20/2031	5.741%	3,120,000	3,154,285
Santander UK Group Holdings PLC(n)
08/21/2026	1.532%	445,000	441,459
06/14/2027	1.673%	1,762,000	1,702,575
04/15/2031	5.694%	4,635,000	4,743,316
Societe Generale SA(a)
02/19/2027	5.250%	5,605,000	5,640,358
Societe Generale SA(a),(n)
01/19/2028	2.797%	4,285,000	4,136,198
05/22/2031	5.512%	8,075,000	8,140,713
06/09/2032	2.889%	480,000	415,814
01/21/2033	3.337%	10,380,000	9,069,289
Standard Chartered PLC(a),(n)
05/13/2031	5.244%	5,965,000	5,983,783
State Street Corp.
02/28/2030	4.729%	922,000	926,664
04/24/2030	4.834%	2,725,000	2,748,338
State Street Corp.(n)
10/22/2032	4.675%	1,333,000	1,319,300
Subordinated
11/01/2034	3.031%	3,391,000	3,090,870
Sumitomo Mitsui Financial Group, Inc.
07/09/2029	5.316%	625,000	640,160
04/15/2030	5.240%	1,252,000	1,278,776
07/09/2031	5.424%	1,349,000	1,385,578
01/15/2032	5.454%	782,000	802,767
Sumitomo Mitsui Trust Bank Ltd.(a)
03/07/2027	5.200%	3,575,000	3,619,544
Svenska Handelsbanken AB(a)
05/23/2028	4.375%	4,840,000	4,853,486
Swedbank AB(a)
09/12/2026	6.136%	3,305,000	3,372,372
03/14/2029	5.407%	3,135,000	3,205,492
Synchrony Bank
08/22/2025	5.400%	3,625,000	3,626,081
Synchrony Financial
06/13/2025	4.875%	2,185,000	2,184,087
Synchrony Financial(n)
08/02/2030	5.935%	2,560,000	2,595,494
03/06/2031	5.450%	1,685,000	1,677,368
Toronto-Dominion Bank (The)(c)
06/02/2028	4.574%	13,190,000	13,199,043
Toronto-Dominion Bank (The)
01/30/2032	5.298%	5,558,000	5,636,373
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Truist Financial Corp.(n)
03/02/2027	1.267%		280,000	272,417
10/30/2029	7.161%		5,815,000	6,257,712
01/24/2030	5.435%		2,436,000	2,490,821
05/20/2031	5.071%		5,575,000	5,604,163
10/28/2033	6.123%		464,000	484,561
06/08/2034	5.867%		776,000	795,177
U.S. Bancorp(m),(n)
Junior Subordinated
	5.300%		2,980,000	2,957,915
UBS Group AG(a),(n)
01/30/2027	1.364%		712,000	695,967
08/10/2027	1.494%		460,000	442,498
UniCredit SpA(a),(n)
09/22/2026	2.569%		5,195,000	5,156,030
US Bancorp(n)
01/23/2030	5.384%		771,000	788,721
05/15/2031	5.083%		4,305,000	4,341,821
US Bank NA(n)
10/22/2027	4.507%		6,815,000	6,806,298
Wells Fargo & Co.(n)
08/15/2026	4.540%		175,000	174,930
05/22/2028	3.584%		273,000	267,608
06/02/2028	2.393%		9,378,000	8,975,144
07/25/2028	4.808%		14,890,000	14,930,051
07/25/2029	5.574%		1,360,000	1,395,139
10/23/2029	6.303%		5,615,000	5,893,982
02/11/2031	2.572%		6,775,000	6,122,682
03/02/2033	3.350%		7,705,000	6,918,120
07/25/2033	4.897%		2,740,000	2,693,601
10/23/2034	6.491%		233,000	249,749
01/23/2035	5.499%		1,438,000	1,446,221
12/03/2035	5.211%		7,920,000	7,770,632
04/23/2036	5.605%		10,192,000	10,311,929
04/30/2041	3.068%		4,650,000	3,407,764
Westpac New Zealand Ltd.(a)
02/26/2027	5.132%		1,331,000	1,344,949
Total				935,022,319
Brokerage/Asset Managers/Exchanges 0.4%
BGC Group, Inc.(a)
04/02/2030	6.150%		1,415,000	1,415,065
Blackrock, Inc.
07/18/2035	3.750%	EUR	2,430,000	2,833,783
Blackstone Holdings Finance Co. LLC(a)
08/05/2028	1.625%		373,000	340,572
01/10/2030	2.500%		130,000	118,403
01/30/2032	2.000%		1,846,000	1,522,725
Brookfield Asset Management Ltd.
04/24/2035	5.795%		1,551,000	1,571,227
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brookfield Finance, Inc.
06/02/2026	4.250%	791,000	787,779
Cantor Fitzgerald LP(a)
12/12/2028	7.200%	2,300,000	2,419,429
Charles Schwab Corp. (The)(n)
11/17/2029	6.196%	441,000	466,168
CME Group, Inc.
03/15/2030	4.400%	2,010,000	2,007,996
Depository Trust & Clearing Corp. (The)(a),(m),(n)
	3.375%	673,000	652,192
EQT AB(a)
05/08/2035	5.850%	1,142,000	1,139,099
Focus Financial Partners LLC(a)
09/15/2031	6.750%	1,015,000	1,026,869
Hunt Companies, Inc.(a)
04/15/2029	5.250%	2,075,000	2,015,371
Intercontinental Exchange, Inc.
06/15/2030	2.100%	1,841,000	1,638,657
Jane Street Group/Finance, Inc.(a)
05/01/2033	6.750%	1,280,000	1,313,950
Jane Street Group/JSG Finance, Inc.(a)
04/30/2031	7.125%	800,000	835,518
Jefferies Financial Group, Inc.
07/21/2028	5.875%	3,660,000	3,759,370
LPL Holdings, Inc.
05/20/2027	5.700%	834,000	847,859
03/15/2030	5.200%	1,259,000	1,265,400
06/15/2030	5.150%	5,487,000	5,501,802
Marex Group PLC
05/08/2028	5.829%	2,900,000	2,914,506
11/04/2029	6.404%	3,040,000	3,098,120
MSD Investment Corp.(a)
05/31/2030	6.250%	1,245,000	1,221,208
National Securities Clearing Corp.(a)
05/20/2030	4.700%	842,000	848,157
Nomura Holdings, Inc.
07/12/2028	6.070%	7,560,000	7,851,169
07/14/2031	2.608%	1,100,000	955,311
Nuveen LLC(a)
01/15/2030	5.550%	871,000	899,320
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,566,535
VFH Parent LLC/Valor Co-Issuer, Inc.(a)
06/15/2031	7.500%	645,000	674,214
Total			55,507,774
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Camelot Return Merger Sub, Inc.(a)
08/01/2028	8.750%	1,544,000	1,367,688
CRH SMW Finance DAC
05/21/2029	5.200%	980,000	997,032
Fortune Brands Innovations, Inc.
09/15/2029	3.250%	2,213,000	2,078,262
06/01/2033	5.875%	419,000	430,279
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,005,000	2,734,377
07/15/2031	2.400%	375,000	326,202
Mohawk Industries, Inc.
09/18/2028	5.850%	245,000	252,794
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	2,190,000	2,224,773
03/01/2033	6.750%	615,000	623,891
Smyrna Ready Mix Concrete LLC(a)
11/15/2031	8.875%	650,000	667,898
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	310,000	315,013
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,180,000	2,983,494
Total			15,001,703
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	100,000	98,553
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,000,000	1,820,612
Charter Communications Operating LLC
06/01/2034	6.550%	809,000	845,913
12/01/2061	4.400%	300,000	202,042
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	6,496,000	5,936,070
06/01/2029	6.100%	4,803,000	4,998,803
10/23/2035	6.384%	1,165,000	1,196,443
10/23/2045	6.484%	4,170,000	4,003,646
04/01/2048	5.750%	1,360,000	1,191,706
03/01/2050	4.800%	3,601,000	2,779,455
04/01/2051	3.700%	3,535,000	2,265,206
06/01/2052	3.900%	1,898,000	1,249,985
04/01/2053	5.250%	854,000	702,303
04/01/2061	3.850%	289,000	177,895
Comcast Corp.
02/01/2030	2.650%	500,000	460,671
01/15/2031	1.950%	450,000	389,396
02/15/2031	1.500%	484,000	407,545
06/01/2034	5.300%	424,000	427,502
07/15/2036	3.200%	232,000	190,326
03/01/2038	3.900%	246,000	208,129

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/2050	3.450%	1,900,000	1,274,311
06/01/2054	5.650%	345,000	327,005
05/15/2055	6.050%	1,335,000	1,333,501
05/15/2064	5.500%	327,000	297,590
Cox Communications, Inc.(a)
10/01/2030	1.800%	562,000	475,606
09/01/2034	5.450%	10,310,000	10,017,588
09/01/2054	5.950%	5,165,000	4,684,335
CSC Holdings LLC(a)
04/15/2027	5.500%	3,550,000	3,362,787
02/01/2028	5.375%	850,000	774,181
01/31/2029	11.750%	3,519,000	3,301,079
02/01/2029	6.500%	3,041,000	2,427,623
01/15/2030	5.750%	1,706,000	871,125
12/01/2030	4.125%	1,400,000	962,046
12/01/2030	4.625%	2,225,000	1,028,101
02/15/2031	3.375%	600,000	393,821
DISH DBS Corp.
07/01/2026	7.750%	2,039,000	1,753,873
07/01/2028	7.375%	600,000	409,729
06/01/2029	5.125%	750,000	491,506
DISH Network Corp.(a)
11/15/2027	11.750%	3,200,000	3,299,770
EchoStar Corp.
11/30/2029	10.750%	5,266,800	5,296,603
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	256,000	253,446
07/01/2029	5.500%	1,085,000	1,066,826
Time Warner Cable LLC
11/15/2040	5.875%	3,890,000	3,630,792
09/01/2041	5.500%	2,595,000	2,277,041
09/15/2042	4.500%	1,770,000	1,359,459
Viasat, Inc.(a)
04/15/2027	5.625%	1,065,000	1,048,067
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,250,000	1,080,639
Total			83,050,651
Chemicals 0.4%
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	356,000	324,273
01/31/2030	4.500%	907,000	747,915
01/12/2031	8.500%	5,224,000	5,011,387
Cabot Corp.
07/01/2029	4.000%	1,810,000	1,750,140
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	3,032,470
06/01/2043	4.950%	1,700,000	1,455,814
DowDuPont, Inc.
11/15/2028	4.725%	5,440,000	5,504,163
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eastman Chemical Co.
08/01/2029	5.000%	2,330,000	2,341,371
Ecolab, Inc.(c)
06/15/2028	4.300%	1,245,000	1,248,360
FMC Corp.
10/01/2029	3.450%	1,005,000	925,234
10/01/2049	4.500%	340,000	241,465
Huntsman International LLC
06/15/2031	2.950%	2,160,000	1,781,425
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	455,000	424,505
11/01/2030	2.300%	5,075,000	4,407,990
11/15/2040	3.268%	365,000	259,810
LYB International Finance III LLC
03/01/2034	5.500%	4,025,000	3,927,320
05/01/2050	4.200%	1,130,000	806,428
Nufarm Australia Ltd./Americas, Inc.(a)
01/27/2030	5.000%	740,000	677,446
Nutrien Ltd.
11/07/2025	5.950%	407,000	408,897
03/12/2032	5.250%	1,975,000	1,983,904
12/01/2036	5.875%	86,000	87,380
Olin Corp.(a)
04/01/2033	6.625%	1,000,000	957,443
Olympus Water US Holding Corp.(a)
11/15/2028	9.750%	3,025,000	3,170,657
Sasol Financing USA LLC
09/27/2028	6.500%	2,550,000	2,406,027
Sociedad Quimica y Minera de Chile SA(a)
09/10/2034	5.500%	1,825,000	1,741,954
Tronox, Inc.(a)
03/15/2029	4.625%	740,000	617,983
Total			46,241,761
Construction Machinery 0.3%
AGCO Corp.
03/21/2027	5.450%	894,000	901,647
Alta Equipment Group, Inc.(a)
06/01/2029	9.000%	1,300,000	1,144,041
Caterpillar Financial Services Corp.
08/16/2029	4.375%	700,000	699,865
Caterpillar, Inc.
05/15/2035	5.200%	5,424,000	5,445,057
CNH Industrial Capital LLC
03/21/2028	4.750%	2,345,000	2,349,325
01/12/2029	5.500%	1,212,000	1,242,913
04/20/2029	5.100%	1,332,000	1,348,510
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	4,559,000	4,603,177
Herc Holdings Escrow, Inc.(a),(c)
06/15/2030	7.000%	1,150,000	1,184,906
06/15/2033	7.250%	525,000	540,104
John Deere Capital Corp.
06/11/2029	4.850%	861,000	877,781
06/10/2030	4.700%	1,909,000	1,927,079
03/07/2031	4.900%	5,821,000	5,905,779
09/08/2031	4.400%	1,079,000	1,067,606
Maxim Crane Works Holdings Capital LLC(a)
09/01/2028	11.500%	975,000	1,003,288
Oregon Tool Lux LP(a)
10/15/2029	7.875%	570,445	302,336
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	150,000	153,141
Terex Corp.(a)
10/15/2032	6.250%	1,050,000	1,035,132
United Rentals North America, Inc.
01/15/2030	5.250%	1,750,000	1,739,409
Total			33,471,096
Consumer Cyclical Services 0.1%
Allied Universal Holdco LLC(a)
02/15/2031	7.875%	835,000	865,107
Allied Universal Holdco LLC/Finance Corp.(a)
06/01/2029	6.000%	1,300,000	1,229,966
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	1,910,000	1,824,599
06/01/2028	4.625%	990,000	946,867
Arches Buyer, Inc.(a)
06/01/2028	4.250%	745,000	701,901
Brink’s Co. (The)(a)
06/15/2029	6.500%	540,000	550,632
06/15/2032	6.750%	540,000	553,610
CBRE Services, Inc.
06/15/2035	5.500%	1,815,000	1,788,398
Match Group Holdings II LLC(a)
10/01/2031	3.625%	1,155,000	1,006,759
Raven Acquisition Holdings LLC(a)
11/15/2031	6.875%	1,020,000	1,017,263
Service Corp. International
10/15/2032	5.750%	645,000	640,972
Uber Technologies, Inc.(a)
08/15/2029	4.500%	669,000	659,126
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.
01/15/2030	4.300%	877,000	865,190
09/15/2034	4.800%	3,560,000	3,437,980
09/15/2054	5.350%	2,116,000	1,927,489
Total			18,015,859
Consumer Products 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	695,000	576,558
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	1,085,000	1,018,879
Kenvue, Inc.
03/22/2028	5.050%	579,000	593,519
05/22/2032	4.850%	957,000	961,210
Kronos Acquisition Holdings, Inc.(a)
06/30/2032	10.750%	1,400,000	935,021
L’Oreal SA(a)
05/20/2035	5.000%	3,030,000	3,051,213
MajorDrive Holdings IV LLC(a)
06/01/2029	6.375%	115,000	86,805
Newell Brands, Inc.(a)
06/01/2028	8.500%	760,000	786,793
Newell Brands, Inc.
05/15/2030	6.375%	480,000	451,855
05/15/2032	6.625%	585,000	541,440
Opal Bidco SAS(a)
03/31/2032	6.500%	155,000	154,889
Perrigo Finance Unlimited Co.
09/30/2032	6.125%	1,025,000	1,021,776
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	479,000	383,320
SWF Escrow Issuer Corp.(a)
10/01/2029	6.500%	950,000	370,703
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	500,000	470,316
10/15/2031	3.875%	665,000	591,806
Unilever Capital Corp.
08/12/2034	4.625%	1,405,000	1,377,651
Total			13,373,754
Diversified Manufacturing 0.2%
3M Co.
03/15/2030	4.800%	4,065,000	4,096,043
03/15/2035	5.150%	698,000	690,445
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,627,002

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrier Global Corp.
02/15/2030	2.722%	200,000	184,079
03/15/2034	5.900%	212,000	222,626
Eaton Capital ULC
05/09/2030	4.450%	1,695,000	1,689,209
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,710,000	1,728,551
Honeywell International, Inc.
02/01/2032	4.750%	1,527,000	1,520,650
03/01/2035	5.000%	453,000	449,409
Ingersoll Rand, Inc.
08/14/2028	5.400%	481,000	493,907
06/15/2029	5.176%	384,000	391,301
06/15/2034	5.450%	284,000	286,654
Siemens Funding BV(a)
05/28/2030	4.600%	3,210,000	3,218,991
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,789,414
Wabtec Corp.(n)
09/15/2028	4.700%	1,190,000	1,193,290
Weir Group, Inc.(a)
05/06/2030	5.350%	2,890,000	2,901,545
Westinghouse Air Brake Technologies Corp.
05/29/2030	4.900%	1,580,000	1,588,955
Total			24,072,071
Electric 2.4%
AEP Texas Central Co.(a)
10/01/2025	3.850%	1,658,000	1,650,232
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,471,926
AEP Texas, Inc.
05/15/2029	5.450%	1,383,000	1,416,052
AES Corp. (The)
01/15/2026	1.375%	544,000	531,666
06/01/2028	5.450%	864,000	875,287
01/15/2031	2.450%	1,052,000	899,946
03/15/2032	5.800%	1,363,000	1,351,618
AES Panama Generation Holdings SRL(a)
05/31/2030	4.375%	948,167	840,152
Alabama Power Co.
11/15/2033	5.850%	379,000	398,638
Alfa Desarrollo SpA(a)
09/27/2051	4.550%	3,754,576	2,712,813
Algonquin Power & Utilities Corp.
06/15/2026	5.365%	784,000	788,140
Alliant Energy Finance LLC(a)
06/06/2027	5.400%	2,755,000	2,781,442
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Alpha Generation LLC(a)
10/15/2032	6.750%		1,314,000	1,340,003
Ameren Corp.
02/15/2026	3.650%		590,000	585,667
01/15/2029	5.000%		2,629,000	2,659,823
03/15/2035	5.375%		5,410,000	5,356,532
American Electric Power Co., Inc.(n)
02/15/2062	3.875%		2,855,000	2,720,065
Junior Subordinated
08/15/2025	5.699%		5,700,000	5,706,156
American Transmission Systems, Inc.(a)
01/15/2032	2.650%		2,648,000	2,295,657
Amprion GmbH(a)
09/23/2033	0.625%	EUR	1,200,000	1,081,810
Appalachian Power Co.
04/01/2034	5.650%		6,920,000	6,984,866
Arizona Public Service Co.
12/15/2032	6.350%		2,155,000	2,282,677
08/15/2048	4.200%		117,000	87,920
Avangrid, Inc.
06/01/2029	3.800%		452,000	436,276
Baltimore Gas and Electric Co.
06/01/2035	5.450%		2,560,000	2,580,004
Black Hills Corp.
10/15/2029	3.050%		336,000	312,203
01/15/2035	6.000%		397,000	404,812
Calpine Corp.(a)
02/15/2028	4.500%		2,250,000	2,207,543
03/15/2028	5.125%		575,000	570,054
02/01/2029	4.625%		2,000,000	1,948,027
02/01/2031	5.000%		4,045,000	3,921,056
Capital Power US Holdings, Inc.(a)
06/01/2028	5.257%		1,705,000	1,715,625
CenterPoint Energy Houston Electric LLC
03/15/2030	4.800%		3,055,000	3,084,329
03/01/2034	5.150%		7,000,000	6,953,023
CenterPoint Energy, Inc.
06/01/2029	5.400%		532,000	546,975
CenterPoint Energy, Inc.(n)
05/15/2055	6.700%		4,165,000	4,168,664
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%		3,111,000	2,997,199
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%		1,279,000	1,306,386
CMS Energy Corp.
02/15/2027	2.950%		80,000	77,700
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CMS Energy Corp.(n)
06/01/2050	4.750%		1,378,000	1,301,439
12/01/2050	3.750%		267,000	233,726
Commonwealth Edison Co.
06/01/2055	5.950%		3,865,000	3,875,255
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%		94,000	94,641
06/15/2046	3.850%		1,310,000	980,833
Dominion Energy, Inc.
08/15/2026	2.850%		750,000	734,002
05/15/2028	4.600%		3,775,000	3,784,567
03/15/2035	5.450%		5,165,000	5,105,091
DTE Energy Co.
07/01/2027	4.950%		3,249,000	3,275,630
03/01/2029	5.100%		2,196,000	2,226,423
04/01/2030	5.200%		1,224,000	1,245,476
Duke Energy Carolinas LLC
04/15/2031	2.550%		256,000	228,060
01/15/2053	5.350%		2,677,000	2,477,851
Duke Energy Corp.
09/01/2026	2.650%		4,710,000	4,608,962
Duke Energy Florida LLC
12/15/2031	2.400%		858,000	746,341
11/15/2033	5.875%		1,045,000	1,095,980
Duke Energy Indiana LLC
10/01/2049	3.250%		500,000	326,922
Duke Energy Ohio, Inc.
06/01/2030	2.125%		298,000	265,843
Duke Energy Progress LLC
03/30/2044	4.375%		770,000	636,871
09/15/2047	3.600%		940,000	666,955
03/15/2055	5.550%		1,081,000	1,029,514
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%		320,000	279,317
E.ON SE(a)
04/16/2033	3.500%	EUR	2,580,000	2,955,683
Edison International
08/15/2025	4.700%		4,155,000	4,151,021
Enel Finance International NV(a)
02/20/2043	4.500%	EUR	885,000	1,018,060
Entergy Arkansas LLC
06/01/2034	5.450%		1,985,000	2,011,104
Entergy Corp.
09/15/2025	0.900%		2,780,000	2,748,509
06/15/2030	2.800%		241,000	219,133
06/15/2031	2.400%		523,000	455,373
Entergy Louisiana LLC
10/01/2026	2.400%		1,978,000	1,929,244
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Entergy Texas, Inc.
03/30/2029	4.000%		252,000	248,265
Eurogrid GmbH(a)
09/05/2031	3.279%	EUR	400,000	455,310
04/21/2033	0.741%	EUR	1,600,000	1,480,281
Evergy Kansas Central, Inc.
03/15/2035	5.250%		578,000	574,699
Evergy Metro, Inc.
06/01/2030	2.250%		395,000	351,917
Evergy Missouri West, Inc.(a)
06/01/2034	5.650%		5,200,000	5,235,785
Eversource Energy
08/15/2025	0.800%		544,000	538,722
08/15/2026	1.400%		618,000	593,738
03/01/2027	2.900%		1,096,000	1,065,862
07/01/2027	4.600%		2,675,000	2,678,391
03/01/2028	5.450%		841,000	859,430
02/01/2029	5.950%		817,000	848,902
03/15/2031	2.550%		2,213,000	1,942,202
05/15/2033	5.125%		385,000	377,888
01/01/2034	5.500%		494,000	493,051
Exelon Corp.
03/15/2028	5.150%		1,353,000	1,376,629
03/15/2029	5.150%		590,000	601,220
04/15/2046	4.450%		575,000	462,317
FirstEnergy Corp.(n)
07/15/2027	3.900%		1,190,000	1,172,116
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		3,224,000	3,049,685
Florida Power & Light Co.
05/15/2030	4.625%		468,000	471,329
06/15/2034	5.300%		667,000	678,098
03/15/2055	5.700%		2,825,000	2,782,960
Georgia Power Co.
05/16/2028	4.650%		472,000	476,318
Gulf Power Co.
10/01/2044	4.550%		1,350,000	1,098,600
Interstate Power and Light Co.
10/15/2033	5.700%		2,765,000	2,822,298
IPALCO Enterprises, Inc.
05/01/2030	4.250%		1,099,000	1,043,421
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%		2,000,000	1,992,800
03/01/2032	2.750%		176,000	152,193
Jersey Central Power & Light Co.
06/01/2037	6.150%		1,985,000	2,075,063
Kansas City Power & Light Co.
08/15/2025	3.650%		665,000	663,371

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Utilities Co.
04/15/2033	5.450%	270,000	275,168
Liberty Utilities Co.(a)
01/31/2029	5.577%	1,050,000	1,073,153
01/31/2034	5.869%	1,188,000	1,193,204
Lightning Power LLC(a)
08/15/2032	7.250%	990,000	1,037,946
Louisville Gas and Electric Co.
04/15/2033	5.450%	270,000	275,159
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,396,000	1,373,330
Monongahela Power Co.(a)
05/15/2027	3.550%	506,000	495,600
02/15/2034	5.850%	651,000	666,333
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,077,000	1,960,509
National Grid PLC
01/11/2034	5.418%	999,000	1,006,299
National Rural Utilities Cooperative Finance Corp.
03/15/2030	2.400%	931,000	845,414
02/07/2031	5.000%	604,000	612,977
04/15/2032	2.750%	645,000	563,098
12/15/2032	4.150%	170,000	160,312
01/15/2033	5.800%	110,000	114,767
08/15/2034	5.000%	977,000	963,564
National Rural Utilities Cooperative Finance Corp.(b)
3-month Term SOFR + 3.172% 04/30/2043	7.451%	941,000	936,864
National Rural Utilities Cooperative Finance Corp.(n)
Subordinated
04/20/2046	5.250%	1,384,000	1,366,556
New England Power Co.(a)
10/06/2050	2.807%	3,670,000	2,136,148
NextEra Energy Capital Holdings, Inc.
01/15/2027	1.875%	948,000	909,801
03/15/2032	5.300%	966,000	983,216
03/15/2055	5.900%	2,730,000	2,641,242
NextEra Energy Capital Holdings, Inc.(n)
08/15/2055	6.375%	945,000	948,267
08/15/2055	6.500%	990,000	998,702
03/15/2082	3.800%	1,229,000	1,165,833
Niagara Energy SAC(a)
10/03/2034	5.746%	675,000	662,530
Niagara Mohawk Power Corp.(a)
06/27/2030	1.960%	978,000	850,869
01/17/2054	5.664%	287,000	267,378
NorthWestern Corp.(a)
03/21/2030	5.073%	2,465,000	2,488,592
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a),(m),(n)
	10.250%	600,000	659,059
NRG Energy, Inc.(a)
12/02/2025	2.000%	560,000	550,799
12/02/2027	2.450%	2,420,000	2,276,327
02/15/2029	3.375%	542,000	506,422
02/15/2032	3.875%	1,125,000	1,017,201
02/01/2033	6.000%	710,000	705,041
NSTAR Electric Co.
03/01/2030	4.850%	1,755,000	1,767,387
08/15/2031	1.950%	342,000	290,978
06/01/2034	5.400%	295,000	297,455
OGE Energy Corp.
05/15/2029	5.450%	347,000	357,384
Pacific Gas and Electric Co.
07/01/2030	4.550%	2,723,000	2,638,849
06/01/2031	3.250%	2,840,000	2,518,495
07/01/2040	4.500%	5,850,000	4,801,236
04/15/2042	4.450%	169,000	131,707
03/15/2045	4.300%	284,000	210,772
07/01/2050	4.950%	545,000	433,139
03/01/2055	6.150%	4,195,000	3,885,408
PacifiCorp
03/15/2051	3.300%	680,000	429,488
PECO Energy Co.
05/15/2052	4.600%	2,500,000	2,062,546
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	725,000	727,437
03/15/2028	3.250%	1,990,000	1,917,640
Pinnacle West Capital Corp.
05/15/2030	5.150%	1,445,000	1,462,532
PSEG Power LLC(a)
05/15/2030	5.200%	4,242,000	4,282,129
05/15/2035	5.750%	1,419,000	1,430,245
Public Service Co. of Colorado
04/01/2053	5.250%	2,815,000	2,502,464
05/15/2055	5.850%	3,205,000	3,090,626
Public Service Co. of Oklahoma
01/15/2035	5.200%	4,035,000	3,941,599
Public Service Electric and Gas Co.
03/01/2034	5.200%	501,000	506,765
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	454,000	450,096
11/15/2027	5.850%	735,000	757,662
04/01/2029	5.200%	1,219,000	1,244,463
03/15/2030	4.900%	814,000	819,395
08/15/2030	1.600%	322,000	274,876
11/15/2031	2.450%	964,000	833,582
03/15/2035	5.400%	352,000	350,602
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Scottish Hydro Electric Transmission PLC(a)
09/04/2032	3.375%	EUR	640,000	725,702
Southern California Edison Co.
03/01/2028	5.300%		3,740,000	3,778,939
Southern Co. (The)
07/01/2036	4.250%		595,000	536,196
Southern Co. (The)(n)
09/15/2051	3.750%		921,000	900,185
Junior Subordinated
08/01/2027	5.113%		765,000	773,706
Southwestern Electric Power Co.
03/15/2026	1.650%		900,000	878,484
10/01/2026	2.750%		6,450,000	6,289,244
04/01/2033	5.300%		384,000	379,778
Southwestern Public Service Co.
05/15/2035	5.300%		9,343,000	9,185,639
06/01/2054	6.000%		165,000	161,733
System Energy Resources, Inc.
12/15/2034	5.300%		2,715,000	2,659,384
Toledo Edison Co. (The)
05/15/2037	6.150%		951,000	1,012,187
Tucson Electric Power Co.
09/15/2034	5.200%		1,002,000	989,166
06/15/2050	4.000%		2,690,000	1,967,737
Virginia Electric & Power Co.
03/15/2027	3.500%		1,187,000	1,172,399
Vistra Corp.(a),(m),(n)
	7.000%		2,150,000	2,176,006
	8.000%		4,650,000	4,760,244
	8.875%		1,650,000	1,774,280
Vistra Operations Co. LLC(a)
02/15/2027	5.625%		2,075,000	2,074,615
07/31/2027	5.000%		2,000,000	1,995,001
05/01/2029	4.375%		1,070,000	1,034,626
Vistra Operations Co., LLC(a)
01/30/2027	3.700%		885,000	868,486
WEC Energy Group, Inc.
09/27/2025	5.000%		249,000	249,079
10/01/2027	5.150%		350,000	354,746
10/15/2027	1.375%		898,000	835,293
12/15/2028	2.200%		540,000	498,508
Wisconsin Electric Power Co.
06/15/2028	1.700%		558,000	518,160
Wisconsin Power and Light Co.
03/30/2034	5.375%		4,367,000	4,373,423
Wisconsin Public Service Corp.
12/01/2029	4.550%		1,655,000	1,667,252
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xcel Energy, Inc.
03/21/2028	4.750%	1,165,000	1,170,741
04/15/2035	5.600%	993,000	993,147
Total			305,278,374
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	710,000	736,925
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	1,040,000	1,068,764
Total			1,805,689
Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%	1,889,000	1,886,392
10/29/2026	2.450%	445,000	431,171
10/29/2028	3.000%	5,655,000	5,338,355
12/15/2031	5.375%	1,460,000	1,470,778
Air Lease Corp.
07/01/2025	3.375%	2,750,000	2,746,074
01/15/2026	2.875%	2,075,000	2,050,454
12/01/2027	3.625%	465,000	454,948
07/15/2031	5.200%	927,000	937,340
Aircastle Ltd.(a)
01/26/2028	2.850%	3,335,000	3,149,404
07/18/2028	6.500%	1,725,000	1,788,236
Apollo Debt Solutions BDC(a)
03/15/2032	6.550%	2,650,000	2,676,438
Ares Capital Corp.
03/08/2032	5.800%	2,830,000	2,787,031
Ares Strategic Income Fund
03/15/2028	5.700%	2,810,000	2,812,526
Aviation Capital Group LLC(a)
04/10/2030	5.125%	2,885,000	2,869,173
Avolon Holdings Funding Ltd.(a)
11/18/2027	2.528%	2,283,000	2,149,973
01/15/2028	4.950%	4,950,000	4,930,316
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	2,935,000	2,819,295
03/15/2030	5.950%	1,030,000	1,014,361
Blackstone Secured Lending Fund
04/13/2028	5.350%	1,140,000	1,142,355
06/30/2030	5.300%	2,170,000	2,132,539
Blue Owl Capital Corp II
11/15/2026	8.450%	1,805,000	1,873,542
Blue Owl Credit Income Corp.
06/13/2028	7.950%	1,160,000	1,227,352
09/15/2029	6.600%	1,410,000	1,441,701

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Blue Owl Technology Finance Corp. II
04/04/2029	6.750%	3,005,000	3,025,016
FirstCash, Inc.(a)
01/01/2030	5.625%	1,500,000	1,490,008
Freedom Mortgage Corp.(a)
10/01/2028	12.000%	450,000	483,296
Freedom Mortgage Holdings LLC(a)
05/15/2031	9.125%	1,005,000	1,024,560
04/01/2032	8.375%	740,000	733,186
FS KKR Capital Corp.
01/15/2029	7.875%	2,310,000	2,418,916
01/15/2030	6.125%	2,785,000	2,743,048
GATX Corp.
03/15/2027	5.400%	1,715,000	1,733,755
06/30/2030	4.000%	559,000	535,437
06/05/2054	6.050%	308,000	299,572
Golub Capital BDC, Inc.
08/24/2026	2.500%	4,100,000	3,969,960
07/15/2029	6.000%	310,000	313,773
Hercules Capital, Inc.
01/20/2027	3.375%	3,675,000	3,544,145
HPS Corporate Lending Fund
01/14/2028	5.450%	4,195,000	4,192,783
09/30/2029	6.250%	50,000	50,763
Macquarie Airfinance Holdings Ltd.(a)
03/27/2028	5.200%	2,790,000	2,799,224
Main Street Capital Corp.
07/14/2026	3.000%	1,795,000	1,743,562
06/04/2027	6.500%	2,330,000	2,373,952
Midcap Financial Issuer Trust(a)
05/01/2028	6.500%	720,000	700,203
Mitsubishi HC Finance America LLC(a)
10/24/2029	5.150%	5,560,000	5,612,719
Morgan Stanley Direct Lending Fund
05/19/2030	6.000%	1,795,000	1,800,900
Nationstar Mortgage Holdings Inc.(a)
08/15/2028	5.500%	1,050,000	1,048,216
Nationstar Mortgage Holdings, Inc.(a)
08/01/2029	6.500%	1,315,000	1,339,900
12/15/2030	5.125%	800,000	800,461
11/15/2031	5.750%	1,300,000	1,305,588
New Mountain Finance Corp.
10/15/2027	6.200%	1,490,000	1,497,469
02/01/2029	6.875%	1,265,000	1,276,785
OneMain Finance Corp.
05/15/2029	6.625%	2,345,000	2,371,372
Owl Rock Capital Corp.
07/22/2025	3.750%	1,075,000	1,071,567
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%		1,280,000	1,274,074
PennyMac Financial Services, Inc.(a)
02/15/2029	4.250%		1,900,000	1,806,275
09/15/2031	5.750%		1,825,000	1,759,922
Sixth Street Lending Partners
03/11/2029	6.500%		2,985,000	3,063,551
Total				110,333,712
Food and Beverage 0.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		6,328,000	5,702,428
Anheuser-Busch InBev SA(a)
03/22/2044	3.950%	EUR	2,420,000	2,723,673
Anheuser-Busch InBev Worldwide, Inc.
04/15/2038	4.375%		532,000	483,274
B&G Foods, Inc.
09/15/2027	5.250%		1,075,000	941,784
Bacardi-Martini BV(a)
02/01/2030	5.550%		5,950,000	6,061,572
Bunge Ltd. Finance Corp.
09/17/2029	4.200%		817,000	806,376
Campbell Soup Co.
03/21/2029	5.200%		967,000	983,780
Cargill, Inc.(a)
04/23/2030	2.125%		519,000	464,835
02/02/2031	1.700%		571,000	487,155
02/11/2035	5.125%		4,222,000	4,178,226
Coca-Cola Consolidated, Inc.
06/01/2029	5.250%		971,000	993,123
Fiesta Purchaser, Inc.(a)
03/01/2031	7.875%		640,000	672,449
General Mills, Inc.
01/30/2030	4.875%		2,545,000	2,567,531
Hershey Co. (The)
02/24/2032	4.950%		2,189,000	2,216,810
JBS SA/Food Co./Finance, Inc.
02/01/2028	5.125%		2,025,000	2,046,619
04/01/2033	5.750%		2,810,000	2,850,205
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		2,364,000	2,539,665
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2031	3.750%		1,500,000	1,376,479
05/15/2032	3.000%		335,000	288,239
12/01/2052	6.500%		1,399,000	1,415,659
JBS USA LUX SA/Food Co./Luxembourg SARL
02/02/2052	4.375%		1,340,000	1,010,578
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Keurig Dr Pepper, Inc.
05/15/2030	4.600%		1,174,000	1,168,468
Kraft Heinz Foods Co.
03/15/2032	5.200%		471,000	472,084
03/15/2035	5.400%		4,605,000	4,555,719
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%		1,725,000	1,627,379
01/31/2032	4.375%		575,000	530,688
Mars, Inc.(a)
03/01/2032	5.000%		905,000	908,521
03/01/2035	5.200%		1,581,000	1,576,361
05/01/2045	5.650%		1,081,000	1,061,176
05/01/2055	5.700%		1,081,000	1,050,723
Minerva Luxembourg SA(a)
09/13/2033	8.875%		3,800,000	4,078,840
Mondelez International, Inc.
04/13/2030	2.750%		540,000	495,368
05/06/2030	4.500%		326,000	322,942
03/06/2035	2.375%	EUR	1,420,000	1,442,873
05/06/2035	5.125%		341,000	335,807
Pernod Ricard SA(a)
09/15/2033	3.750%	EUR	1,500,000	1,727,555
Pilgrim’s Pride Corp.
04/15/2031	4.250%		2,000,000	1,896,679
03/01/2032	3.500%		6,479,000	5,739,121
05/15/2034	6.875%		4,250,000	4,583,298
Post Holdings, Inc.(a)
12/15/2029	5.500%		1,525,000	1,505,762
04/15/2030	4.625%		1,349,000	1,278,868
03/01/2033	6.375%		1,755,000	1,744,355
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/30/2029	4.375%		740,000	710,381
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		740,000	689,041
Smithfield Foods, Inc.(a)
02/01/2027	4.250%		2,500,000	2,467,986
10/15/2030	3.000%		2,020,000	1,777,885
Suntory Holdings, Ltd.(a)
06/11/2029	5.124%		2,100,000	2,133,109
Sysco Corp.
09/23/2030	5.100%		3,835,000	3,889,096
03/23/2035	5.400%		497,000	496,745
Tyson Foods, Inc.
03/15/2029	5.400%		648,000	665,150
US Foods, Inc.(a)
01/15/2032	7.250%		675,000	706,293
Total				92,448,733
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Foreign Agencies 0.0%
Chile Electricity Lux MPC II Sarl(a)
10/20/2035	5.580%		1,050,818	1,045,126
Gaming 0.3%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		3,000,000	2,801,506
CCM Merger, Inc.(a)
05/01/2026	6.375%		1,225,000	1,225,309
FDJ United(a)
11/21/2033	3.375%	EUR	1,600,000	1,787,449
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%		125,000	124,759
01/15/2029	5.300%		205,000	205,468
01/15/2030	4.000%		555,000	524,526
01/15/2031	4.000%		510,000	474,070
Great Canadian Gaming Corp./Raptor LLC(a)
11/15/2029	8.750%		175,000	169,947
Jacobs Entertainment, Inc.(a)
02/15/2029	6.750%		1,675,000	1,595,512
Las Vegas Sands Corp.
06/15/2028	5.625%		4,705,000	4,716,251
06/14/2030	6.000%		2,970,000	3,001,868
Lottomatica Group SpA(a)
01/31/2031	4.875%	EUR	985,000	1,145,522
MGM Resorts International
09/01/2026	4.625%		188,000	187,317
04/15/2027	5.500%		1,500,000	1,502,217
10/15/2028	4.750%		1,575,000	1,540,532
04/15/2032	6.500%		1,620,000	1,616,587
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2031	5.875%		2,575,000	1,526,668
Sands China Ltd.
08/08/2028	5.400%		382,000	381,104
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		1,065,000	1,011,683
Station Casinos LLC(a)
03/15/2032	6.625%		1,370,000	1,373,940
VICI Properties LP
04/01/2028	4.750%		2,065,000	2,064,058
05/15/2052	5.625%		1,110,000	992,288
VICI Properties LP/Note Co., Inc.(a)
09/01/2026	4.500%		1,915,000	1,903,807
02/01/2027	5.750%		475,000	479,902
02/15/2027	3.750%		2,000,000	1,960,645
02/15/2029	3.875%		410,000	393,391
08/15/2030	4.125%		249,000	234,811
Voyager Parent LLC(a)
07/01/2032	9.250%		2,664,000	2,750,439

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wynn Macau Ltd.(a)
01/15/2026	5.500%		1,400,000	1,393,484
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%		1,000,000	976,133
03/15/2033	6.250%		2,195,000	2,171,435
Total				42,232,628
Health Care 1.4%
AdaptHealth LLC(a)
08/01/2028	6.125%		1,470,000	1,454,064
08/01/2029	4.625%		925,000	854,801
American Medical Systems Europe BV
03/08/2031	3.000%	EUR	3,760,000	4,265,118
AMN Healthcare, Inc.(a)
04/15/2029	4.000%		3,450,000	3,173,829
Barnabas Health, Inc.
07/01/2028	4.000%		3,200,000	3,071,358
Becton Dickinson and Co.
02/13/2028	4.693%		1,197,000	1,201,899
08/22/2032	4.298%		2,913,000	2,770,937
05/15/2044	4.875%		1,555,000	1,324,433
Cardinal Health, Inc.
11/15/2026	4.700%		1,507,000	1,509,985
11/15/2029	5.000%		5,575,000	5,639,289
02/15/2034	5.450%		221,000	223,208
Cencora, Inc.
02/15/2034	5.125%		810,000	806,457
CHS/Community Health Systems, Inc.(a)
05/15/2030	5.250%		755,000	679,706
Cigna Corp.
03/15/2031	2.375%		4,371,000	3,822,015
08/15/2038	4.800%		236,000	215,791
10/15/2047	3.875%		2,070,000	1,497,915
03/15/2051	3.400%		1,215,000	788,641
Cigna Group (The)
02/15/2034	5.250%		749,000	747,914
02/15/2054	5.600%		2,012,000	1,858,691
CommonSpirit Health
10/01/2025	1.547%		3,000,000	2,967,232
12/01/2031	5.205%		9,875,000	9,963,240
11/01/2042	4.350%		120,000	98,198
CVS Health Corp.
07/20/2025	3.875%		877,000	875,507
02/21/2030	5.125%		537,000	540,162
08/21/2030	1.750%		3,835,000	3,261,176
09/15/2031	2.125%		590,000	494,124
02/21/2033	5.250%		328,000	323,190
07/20/2035	4.875%		720,000	671,226
03/25/2038	4.780%		8,729,000	7,758,769
04/01/2040	4.125%		587,000	474,525
03/25/2048	5.050%		7,220,000	6,019,468
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
06/01/2053	5.875%		797,000	733,515
06/01/2063	6.000%		67,000	61,610
CVS Health Corp.(n)
03/10/2055	7.000%		5,500,000	5,538,285
DaVita, Inc.(a)
06/01/2030	4.625%		5,320,000	4,976,045
Duke University Health System, Inc.
06/01/2047	3.920%		875,000	667,915
Embecta Corp.(a)
02/15/2030	5.000%		900,000	801,195
Fortrea Holdings, Inc.(a)
07/01/2030	7.500%		400,000	333,202
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%		2,825,000	2,701,268
HCA, Inc.
06/15/2025	7.690%		750,000	750,487
06/15/2026	5.250%		1,169,000	1,170,159
02/15/2027	4.500%		558,000	556,316
03/15/2027	3.125%		565,000	550,800
12/01/2027	7.050%		10,000	10,490
06/15/2029	4.125%		588,000	572,690
03/01/2030	5.250%		1,432,000	1,453,946
09/01/2030	3.500%		1,006,000	937,627
04/01/2031	5.450%		884,000	899,717
07/15/2031	2.375%		1,262,000	1,079,507
06/15/2039	5.125%		744,000	682,663
06/15/2047	5.500%		2,515,000	2,278,618
04/01/2054	6.000%		1,316,000	1,248,651
04/01/2064	6.100%		143,000	135,062
Icon Investments Six DAC
05/08/2029	5.849%		1,474,000	1,510,149
Illumina, Inc.
09/09/2026	4.650%		2,845,000	2,842,098
IQVIA, Inc.
05/15/2028	5.700%		7,875,000	8,011,832
Laboratory Corp. of America Holdings
04/01/2032	4.550%		855,000	835,719
10/01/2034	4.800%		9,590,000	9,203,288
LifePoint Health, Inc.(a)
02/15/2032	8.375%		1,045,000	1,100,397
Lonza Finance International NV(a)
09/04/2034	3.500%	EUR	670,000	756,683
04/24/2036	3.875%	EUR	935,000	1,080,043
Mayo Clinic
11/15/2052	4.128%		750,000	582,392
McKesson Corp.
09/15/2029	4.250%		771,000	765,050
05/30/2032	4.950%		1,434,000	1,438,213
05/30/2035	5.250%		9,067,000	9,093,241
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Medtronic Global Holdings SCA
03/07/2031	1.625%	EUR	1,975,000	2,084,161
10/15/2040	1.375%	EUR	500,000	402,331
ModivCare, Inc.(a),(o)
10/01/2029	5.000%		3,187,800	860,706
Molnlycke Holding AB(a)
06/11/2034	4.250%	EUR	350,000	410,999
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		4,220,000	3,979,488
10/01/2029	5.250%		1,875,000	1,832,106
New York and Presbyterian Hospital (The)
08/01/2119	3.954%		305,000	200,932
NYU Langone Hospitals
07/01/2043	5.750%		705,000	702,350
Quest Diagnostics, Inc.
12/15/2029	4.625%		1,399,000	1,400,764
06/30/2030	2.950%		263,000	242,478
06/30/2031	2.800%		278,000	248,851
11/30/2033	6.400%		500,000	539,490
12/15/2034	5.000%		642,000	630,157
Sartorius Finance BV(a)
09/14/2032	4.500%	EUR	300,000	357,899
Select Medical Corp.(a)
12/01/2032	6.250%		1,620,000	1,604,829
Solventum Corp.
03/13/2031	5.450%		912,000	933,805
03/23/2034	5.600%		614,000	619,159
04/30/2054	5.900%		681,000	653,591
Sotera Health Holdings LLC(a)
06/01/2031	7.375%		970,000	1,008,476
Stryker Corp.
02/10/2030	4.850%		1,215,000	1,227,685
09/11/2032	3.375%	EUR	955,000	1,093,730
Tenet Healthcare Corp.
11/01/2027	5.125%		1,450,000	1,440,360
06/01/2029	4.250%		425,000	408,182
01/15/2030	4.375%		4,100,000	3,918,029
06/15/2030	6.125%		705,000	712,689
Texas Health Resources
11/15/2055	4.330%		700,000	554,981
Thermo Fisher Scientific, Inc.
03/01/2028	0.500%	EUR	3,000,000	3,230,710
08/10/2030	4.977%		1,178,000	1,203,696
Universal Health Services, Inc.
09/01/2026	1.650%		2,485,000	2,387,616
10/15/2029	4.625%		2,553,000	2,501,692
10/15/2030	2.650%		2,485,000	2,181,267
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zimmer Biomet Holdings, Inc.
12/01/2028	5.350%	763,000	782,821
02/19/2030	5.050%	4,880,000	4,954,459
Total			180,022,230
Healthcare Insurance 0.3%
Aetna, Inc.
06/15/2036	6.625%	342,000	360,877
Centene Corp.
12/15/2027	4.250%	4,010,000	3,917,891
12/15/2029	4.625%	588,000	566,250
10/15/2030	3.000%	2,955,000	2,599,617
Elevance Health, Inc.
02/08/2026	4.900%	489,000	488,531
11/01/2031	4.950%	1,219,000	1,221,355
02/15/2035	5.200%	2,131,000	2,118,629
Health Care Service Corp.(a)
06/15/2029	5.200%	1,383,000	1,399,895
Health Care Service Corp., a Mutual Legal Reserve Co.(a)
06/01/2025	1.500%	474,000	473,908
Humana, Inc.
04/15/2031	5.375%	922,000	927,892
05/01/2035	5.550%	1,775,000	1,742,931
Molina Healthcare, Inc.(a)
01/15/2033	6.250%	320,000	320,090
UnitedHealth Group, Inc.
01/15/2032	4.950%	1,489,000	1,480,491
04/15/2034	5.000%	4,450,000	4,351,717
07/15/2034	5.150%	6,621,000	6,537,057
08/15/2039	3.500%	338,000	265,095
05/15/2040	2.750%	133,000	92,856
08/15/2049	3.700%	10,370,000	7,254,833
05/15/2051	3.250%	3,750,000	2,389,216
04/15/2053	5.050%	1,520,000	1,304,031
04/15/2063	5.200%	2,300,000	1,961,289
04/15/2064	5.500%	182,000	163,583
07/15/2064	5.750%	906,000	845,171
Total			42,783,205
Healthcare REIT 0.1%
Diversified Healthcare Trust
03/01/2031	4.375%	1,500,000	1,237,833
Healthcare Realty Holdings LP
01/15/2028	3.625%	435,000	421,921
03/15/2031	2.050%	400,000	328,758
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	761,000	697,492
Healthpeak OP LLC
12/15/2032	5.250%	779,000	777,819

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPT Operating Partnership LP/Finance Corp.
03/15/2031	3.500%	1,050,000	687,761
Physicians Realty LP
11/01/2031	2.625%	1,100,000	950,703
Sabra Health Care LP
12/01/2031	3.200%	418,000	363,951
Senior Housing Properties Trust
02/15/2028	4.750%	25,000	22,903
Welltower, Inc.
01/15/2031	2.750%	6,320,000	5,702,671
06/01/2031	2.800%	2,160,000	1,932,463
Total			13,124,275
Home Construction 0.2%
Ashton Woods USA LLC/Finance Co.(a)
01/15/2028	6.625%	1,700,000	1,705,082
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,536,525
02/15/2030	4.875%	2,575,000	2,240,015
Century Communities, Inc.
06/01/2027	6.750%	2,375,000	2,375,281
KB Home
06/15/2031	4.000%	1,075,000	974,258
Lennar Corp.
07/30/2030	5.200%	3,370,000	3,401,635
M/I Homes, Inc.
02/01/2028	4.950%	650,000	640,449
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,500,000	4,236,178
MDC Holdings, Inc.
08/06/2061	3.966%	3,120,000	2,172,817
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	2,017,403
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,050,000	1,055,849
08/01/2030	5.125%	989,000	964,242
Total			23,319,734
Independent Energy 0.6%
Aker BP ASA(a)
01/15/2030	3.750%	4,800,000	4,497,492
01/15/2031	4.000%	6,640,000	6,158,428
06/13/2033	6.000%	1,250,000	1,256,849
10/01/2034	5.125%	718,000	673,173
Antero Resources Corp.(a)
03/01/2030	5.375%	1,500,000	1,471,686
APA Corp.(a)
02/15/2055	6.750%	5,818,000	5,249,935
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
11/01/2027	9.000%	150,000	180,060
12/31/2028	8.250%	2,675,000	2,715,425
10/15/2032	6.625%	340,000	342,574
Baytex Energy Corp.(a)
04/30/2030	8.500%	1,005,000	974,897
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	765,175
02/15/2037	6.500%	1,368,000	1,401,002
Canadian Natural Resources Ltd.(a)
12/15/2034	5.400%	765,000	743,987
Civitas Resources, Inc.(a)
07/01/2028	8.375%	1,275,000	1,284,450
ConocoPhillips Co.
09/15/2063	5.700%	281,000	258,760
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	1,025,000	969,295
Devon Energy Corp.
09/15/2034	5.200%	1,190,000	1,127,465
05/15/2042	4.750%	1,950,000	1,572,923
Diamondback Energy, Inc.
12/01/2026	3.250%	1,905,000	1,868,558
03/24/2031	3.125%	3,565,000	3,221,295
04/18/2034	5.400%	765,000	751,513
03/15/2052	4.250%	348,000	254,365
03/15/2053	6.250%	833,000	795,609
04/18/2064	5.900%	295,000	263,906
Encino Acquisition Partners Holdings LLC(a)
05/01/2028	8.500%	1,010,000	1,036,431
Harbour Energy PLC(a)
04/01/2035	6.327%	2,000,000	1,936,291
Hess Corp.
04/01/2027	4.300%	1,562,000	1,556,037
Hilcorp Energy I LP/Finance Co.(a)
04/15/2030	6.000%	825,000	783,162
04/15/2032	6.250%	2,350,000	2,145,788
11/01/2033	8.375%	995,000	991,725
Lundin Energy Finance BV(a)
07/15/2031	3.100%	1,575,000	1,371,976
Occidental Petroleum Corp.
07/15/2027	8.500%	175,000	184,993
01/01/2031	6.125%	1,372,000	1,396,947
01/01/2032	5.375%	590,000	570,587
03/15/2040	6.200%	699,000	652,616
03/15/2046	6.600%	190,000	180,456
10/01/2054	6.050%	3,748,000	3,258,004
Ovintiv, Inc.
05/15/2028	5.650%	5,441,000	5,545,874
07/15/2053	7.100%	1,846,000	1,805,137
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Permian Resources Operating LLC(a)
04/15/2027	8.000%	1,600,000	1,631,083
02/01/2033	6.250%	1,025,000	1,010,133
Santos Finance Ltd.(a)
09/19/2033	6.875%	1,340,000	1,408,988
Southwestern Energy Co.
02/01/2029	5.375%	1,675,000	1,673,559
02/01/2032	4.750%	1,550,000	1,462,725
Var Energi ASA(a)
05/18/2027	5.000%	4,995,000	5,006,173
Woodside Finance Ltd.
05/19/2030	5.400%	1,368,000	1,370,919
05/19/2032	5.700%	1,277,000	1,275,480
05/19/2035	6.000%	1,434,000	1,425,397
Total			78,479,303
Integrated Energy 0.1%
BP Capital Markets America, Inc.
09/11/2033	4.893%	332,000	326,414
04/10/2034	4.989%	195,000	192,388
11/17/2034	5.227%	1,003,000	1,001,209
BP Capital Markets PLC(m),(n)
	4.375%	1,035,000	1,032,208
	4.875%	570,000	547,782
	6.125%	889,000	872,076
	6.450%	696,000	702,498
Cenovus Energy, Inc.
06/15/2047	5.400%	130,000	111,892
02/15/2052	3.750%	3,750,000	2,447,854
Chevron USA, Inc.
04/15/2030	4.687%	6,825,000	6,912,378
Exxon Mobil Corp.
03/01/2046	4.114%	2,755,000	2,204,543
ORLEN SA(a)
01/30/2035	6.000%	400,000	404,286
TotalEnergies Capital SA
04/05/2064	5.638%	222,000	207,916
Total			16,963,444
Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%	3,200,000	3,205,384
08/01/2028	4.000%	1,250,000	1,208,994
03/15/2030	5.750%	25,000	25,051
Cinemark USA, Inc.(a)
08/01/2032	7.000%	995,000	1,025,592
Lindblad Expeditions LLC(a)
02/15/2027	6.750%	2,750,000	2,742,712
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Corp., Ltd.(a)
03/15/2026	5.875%	377,000	377,191
02/15/2027	5.875%	950,000	949,672
02/15/2029	7.750%	950,000	997,748
03/01/2030	6.250%	100,000	98,992
02/01/2032	6.750%	1,550,000	1,550,594
NCL Finance Ltd.(a)
03/15/2028	6.125%	875,000	879,451
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	275,000	274,989
04/01/2028	5.500%	50,000	50,160
09/30/2031	5.625%	1,690,000	1,670,331
Viking Cruises Ltd.(a)
09/15/2027	5.875%	1,400,000	1,399,274
VOC Escrow Ltd.(a)
02/15/2028	5.000%	1,725,000	1,700,652
Total			18,156,787
Life Insurance 1.3%
AIG Global Funding(a)
09/22/2025	0.900%	2,990,000	2,954,501
American National Global Funding(a)
01/28/2030	5.550%	4,265,000	4,326,385
American National Global Funding(a),(c)
06/03/2030	5.250%	3,586,000	3,580,104
Athene Global Funding(a)
02/23/2026	5.684%	3,128,000	3,149,588
06/29/2026	1.608%	2,930,000	2,836,755
03/08/2027	3.205%	1,430,000	1,380,918
05/09/2028	4.830%	6,505,000	6,500,194
01/07/2029	2.717%	320,000	295,878
01/07/2030	5.380%	5,265,000	5,331,401
11/13/2031	5.322%	2,402,000	2,388,654
Athene Holding Ltd.
05/19/2055	6.625%	915,000	912,150
Belrose Funding Trust II(a)
05/15/2055	6.792%	6,495,000	6,510,964
Brighthouse Financial Global Funding(a)
04/09/2027	5.550%	5,235,000	5,303,114
CNO Global Funding(a)
06/04/2027	5.875%	1,568,000	1,604,227
Corebridge Financial, Inc.
04/05/2032	3.900%	580,000	533,982
09/15/2033	6.050%	1,338,000	1,385,912
01/15/2034	5.750%	530,000	540,207
Corebridge Global Funding(a)
06/24/2029	5.200%	3,815,000	3,870,930
Equitable Financial Life Global Funding(a)
12/02/2025	5.500%	4,165,000	4,182,844
03/27/2030	5.000%	1,972,000	1,983,902

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equitable Holdings, Inc.(a)
02/15/2029	4.572%	1,395,000	1,383,416
F&G Global Funding(a)
07/07/2025	5.150%	4,475,000	4,475,099
06/10/2027	5.875%	2,235,000	2,282,329
Fortitude Group Holdings LLC(a)
04/01/2030	6.250%	1,570,000	1,590,676
GA Global Funding Trust(a)
01/06/2027	2.250%	4,335,000	4,165,095
09/23/2027	4.400%	555,000	550,323
04/01/2032	5.500%	4,240,000	4,251,224
Jackson National Life Global Funding(a)
04/12/2028	5.250%	1,200,000	1,216,200
Jackson National Life Global Funding(a),(c)
06/05/2028	4.700%	5,275,000	5,280,608
Lincoln Financial Global Funding(a)
05/28/2028	4.625%	3,705,000	3,712,879
Lincoln National Corp.
01/15/2031	3.400%	6,000,000	5,503,118
06/15/2040	7.000%	930,000	1,016,890
MassMutual Global Funding II(a)
01/10/2030	4.950%	5,170,000	5,235,912
05/07/2030	4.550%	3,744,000	3,738,420
Mutual of Omaha Cos Global Funding(a)
04/01/2030	5.000%	3,605,000	3,644,903
New York Life Global Funding(a)
06/06/2029	5.000%	5,005,000	5,093,894
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	2,545,000	1,824,325
NLG Global Funding(a)
01/23/2030	5.400%	5,510,000	5,604,743
Northwestern Mutual Global Funding(a)
06/01/2028	1.700%	1,039,000	960,814
06/12/2028	4.900%	5,365,000	5,438,876
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
05/29/2055	6.170%	1,336,000	1,371,950
Pacific Life Global Funding II(a)
02/10/2030	4.850%	5,280,000	5,318,393
Pricoa Global Funding I(a)
05/28/2030	4.700%	4,010,000	4,026,553
Principal Life Global Funding II(a)
08/19/2027	4.600%	2,445,000	2,447,335
Protective Life Global Funding(a)
12/09/2029	4.772%	4,805,000	4,826,801
Protective Life Global Funding(a),(c)
06/05/2030	4.803%	4,005,000	4,013,811
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RGA Global Funding(a)
05/24/2029	5.448%	267,000	273,967
01/09/2030	5.250%	3,150,000	3,210,597
SBL Holdings, Inc.(a)
10/30/2034	7.200%	4,095,000	3,857,081
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,040,000	1,790,905
05/15/2047	4.270%	4,785,000	3,789,141
05/15/2050	3.300%	2,480,000	1,620,298
Western-Southern Global Funding(a)
05/01/2030	4.900%	1,240,000	1,244,194
Total			164,333,380
Lodging 0.1%
Hyatt Hotels Corp.
06/30/2029	5.250%	3,985,000	4,015,822
03/30/2032	5.750%	1,830,000	1,846,491
Marriott International, Inc.
03/15/2030	4.800%	889,000	890,764
10/15/2032	3.500%	3,400,000	3,034,682
03/15/2035	5.350%	661,000	652,068
Total			10,439,827
Media and Entertainment 0.4%
AppLovin Corp.
12/01/2029	5.125%	1,811,000	1,824,794
12/01/2031	5.375%	1,475,000	1,489,670
Discovery Communications LLC
05/15/2030	3.625%	2,213,000	1,956,415
Getty Images, Inc.(a)
02/21/2030	11.250%	143,449	142,084
Meta Platforms, Inc.
08/15/2034	4.750%	1,863,000	1,843,255
05/15/2053	5.600%	3,365,000	3,286,911
08/15/2054	5.400%	2,532,000	2,406,582
08/15/2064	5.550%	2,713,000	2,596,702
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	705,000	663,851
Netflix, Inc.
11/15/2028	5.875%	1,119,000	1,173,659
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	745,000	700,233
Playtika Holding Corp.(a)
03/15/2029	4.250%	745,000	666,886
Sinclair Television Group, Inc.(a)
02/15/2033	8.125%	1,165,000	1,166,162
Snap, Inc.(a)
03/01/2033	6.875%	1,065,000	1,078,668
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Take-Two Interactive Software, Inc.
03/28/2028	4.950%	3,645,000	3,681,925
06/12/2029	5.400%	692,000	706,721
Univision Communications, Inc.(a)
06/01/2027	6.625%	1,000,000	1,000,234
ViacomCBS, Inc.
05/19/2050	4.950%	144,000	108,694
Warnermedia Holdings, Inc.
03/15/2027	3.755%	1,971,000	1,911,118
03/15/2032	4.279%	5,762,000	4,895,659
03/15/2042	5.050%	11,677,000	8,407,227
03/15/2052	5.141%	12,398,000	8,033,504
03/15/2062	5.391%	1,143,000	734,404
Total			50,475,358
Metals and Mining 0.3%
Anglo American Capital PLC(a)
05/02/2033	5.500%	431,000	429,838
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	1,800,000	1,662,803
Antofagasta PLC(a)
05/02/2034	6.250%	1,550,000	1,579,570
Arsenal AIC Parent LLC(a)
10/01/2031	11.500%	1,055,000	1,173,620
BHP Billiton Finance USA Ltd.
09/08/2030	5.250%	804,000	826,095
02/21/2032	5.125%	1,184,000	1,197,091
Capstone Copper Corp.(a)
03/31/2033	6.750%	1,220,000	1,219,903
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	820,000	762,326
03/15/2032	7.000%	1,385,000	1,196,346
05/01/2033	7.375%	520,000	446,442
Coronado Finance Pty Ltd.(a)
10/01/2029	9.250%	1,425,000	1,048,217
First Quantum Minerals Ltd.(a)
10/15/2027	6.875%	1,048,000	1,040,250
03/01/2029	9.375%	1,730,000	1,819,034
Glencore Funding LLC(a)
04/01/2030	5.186%	2,350,000	2,378,134
04/04/2054	5.893%	83,000	79,333
Hecla Mining Co.
02/15/2028	7.250%	675,000	678,550
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,236,567
Mineral Resources Ltd.(a)
10/01/2028	9.250%	1,000,000	1,015,332
Newmont Corp.
10/01/2030	2.250%	6,102,000	5,449,232
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
01/30/2030	4.750%	1,070,000	1,016,492
Novelis, Inc.(a)
01/30/2030	6.875%	1,425,000	1,469,464
Nucor Corp.
05/01/2028	3.950%	1,231,000	1,221,411
06/01/2035	5.100%	4,692,000	4,602,708
POSCO Holdings, Inc.(a)
05/07/2035	5.750%	400,000	401,234
Rio Tinto Finance USA PLC
03/14/2032	5.000%	1,150,000	1,155,471
03/14/2055	5.750%	1,081,000	1,052,336
Steel Dynamics, Inc.
06/15/2025	2.400%	403,000	402,451
10/15/2027	1.650%	614,000	573,507
01/15/2031	3.250%	1,510,000	1,386,055
Vale Overseas Ltd.
06/28/2054	6.400%	2,730,000	2,588,559
Total			41,108,371
Midstream 0.9%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2028	9.375%	1,033,000	1,043,093
06/01/2030	9.500%	709,000	716,143
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	1,340,000	1,370,424
Cheniere Energy Partners LP
10/01/2029	4.500%	545,000	534,284
Columbia Pipelines Holding Co. LLC(a)
08/15/2028	6.042%	3,100,000	3,194,155
10/01/2031	5.097%	708,000	694,159
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	9,090,000	9,367,895
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	1,128,000	1,128,380
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	980,000	1,016,416
EIG Pearl Holdings Sarl(a)
08/31/2036	3.545%	1,389,700	1,220,550
08/31/2036	3.545%	545,954	479,502
Enbridge, Inc.(n)
07/15/2080	5.750%	839,000	808,265
01/15/2084	8.500%	3,925,000	4,269,539
Energy Transfer LP
04/01/2030	5.200%	846,000	854,702
09/01/2054	6.050%	321,000	296,865
Energy Transfer Operating LP
05/15/2030	3.750%	1,002,000	948,348

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP
03/15/2035	4.900%	74,000	69,332
06/15/2038	5.800%	354,000	346,599
03/15/2045	5.150%	1,625,000	1,381,942
EnLink Midstream LLC(a)
09/01/2030	6.500%	1,050,000	1,111,117
Enterprise Products Operating LLC
02/15/2035	4.950%	548,000	535,742
05/15/2046	4.900%	1,400,000	1,222,908
Enterprise Products Operating LLC(b)
3-month Term SOFR + 3.248% 08/16/2077	7.573%	266,000	263,502
Ferrellgas LP/Finance Corp.(a)
04/01/2026	5.375%	2,935,000	2,891,774
04/01/2029	5.875%	2,854,000	2,585,427
Florida Gas Transmission Co. LLC(a),(c)
07/15/2035	5.750%	2,255,000	2,268,988
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	630,263	552,372
Greensaif Pipelines Bidco Sarl(a)
02/23/2042	6.510%	975,000	989,590
Howard Midstream Energy Partners LLC(a)
07/15/2032	7.375%	970,000	1,004,929
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	635,000	715,503
09/01/2039	6.500%	1,000,000	1,033,878
03/01/2043	5.000%	159,000	137,454
Kinder Morgan, Inc
06/01/2030	5.150%	2,060,000	2,080,587
Kinder Morgan, Inc.
12/01/2034	5.300%	1,455,000	1,423,051
MPLX LP
03/01/2026	1.750%	275,000	269,030
03/15/2028	4.000%	903,000	890,316
08/15/2030	2.650%	1,374,000	1,229,048
06/01/2034	5.500%	321,000	316,884
03/01/2047	5.200%	1,500,000	1,275,544
NGPL PipeCo LLC(a)
08/15/2027	4.875%	412,000	407,691
Northriver Midstream Finance LP(a)
07/15/2032	6.750%	1,035,000	1,046,910
ONEOK Partners LP
09/15/2043	6.200%	216,000	205,744
ONEOK, Inc.
09/01/2033	6.050%	1,420,000	1,459,128
11/01/2034	5.050%	2,590,000	2,467,195
09/15/2046	4.250%	320,000	234,482
03/15/2050	4.500%	1,960,000	1,475,735
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
06/01/2042	5.150%	2,185,000	1,868,775
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	670,000	690,227
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,029,000	2,038,279
03/15/2028	4.200%	84,000	83,255
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,174,748
Summit Midstream Holdings LLC(a)
10/31/2029	8.625%	925,000	926,664
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	371,000	321,679
Sunoco LP(a)
07/01/2033	6.250%	1,230,000	1,230,095
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	142,000	141,042
Targa Resources Corp.
03/30/2034	6.500%	3,755,000	3,951,622
02/15/2035	5.500%	948,000	927,578
07/01/2052	6.250%	155,000	148,285
05/15/2055	6.125%	5,510,000	5,194,511
Targa Resources Partners LP/Finance Corp.
02/01/2031	4.875%	564,000	550,440
TMS Issuer Sarl(a)
08/23/2032	5.780%	1,030,000	1,057,587
TransCanada PipeLines Ltd.
03/15/2036	5.850%	185,000	188,029
TransCanada PipeLines Ltd.(n)
06/01/2065	7.000%	1,332,000	1,322,414
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	447,000	416,696
03/15/2048	4.600%	4,875,000	3,978,987
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	750,000	698,341
01/15/2030	6.250%	1,025,000	1,040,711
08/15/2031	4.125%	1,770,000	1,603,718
Venture Global LNG, Inc.(a),(m),(n)
	9.000%	6,625,000	6,271,365
Venture Global LNG, Inc.(a)
01/15/2030	7.000%	760,000	757,473
06/01/2031	8.375%	2,205,000	2,238,781
02/01/2032	9.875%	1,834,000	1,953,725
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	116,000	121,253
05/01/2035	7.750%	801,000	844,110
Western Gas Partners LP
03/01/2048	5.300%	603,000	488,632
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Western Midstream Operating LP
11/15/2034	5.450%		1,241,000	1,191,169
Williams Companies, Inc. (The)
09/15/2025	4.000%		1,683,000	1,679,046
03/15/2029	4.900%		319,000	321,947
03/15/2032	8.750%		3,486,000	4,156,431
Williams Companies., Inc. (The)
03/02/2026	5.400%		3,250,000	3,268,471
Williams Partners LP
03/04/2044	5.400%		78,000	71,148
Total				114,752,356
Natural Gas 0.2%
Boston Gas Co.(a)
08/01/2027	3.150%		1,472,000	1,427,751
01/10/2035	5.843%		672,000	687,032
Brooklyn Union Gas Co. (The)(a)
07/18/2054	6.415%		1,860,000	1,871,604
KeySpan Corp.
11/15/2030	8.000%		670,000	761,194
KeySpan Gas East Corp.(a)
03/06/2033	5.994%		4,625,000	4,723,127
National Gas Transmission PLC(a)
04/05/2030	4.250%	EUR	2,745,000	3,262,061
NiSource, Inc.
02/15/2031	1.700%		605,000	511,641
06/30/2033	5.400%		930,000	934,801
ONE Gas, Inc.
04/01/2029	5.100%		447,000	455,862
Piedmont Natural Gas Co., Inc.
02/15/2035	5.100%		3,400,000	3,355,462
Sempra(n)
10/01/2054	6.400%		1,279,000	1,200,763
Snam SpA(a)
05/28/2030	5.000%		3,315,000	3,312,541
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%		1,422,000	1,157,421
Southern Co. Gas Capital Corp.
09/15/2032	5.150%		5,715,000	5,703,581
Southwest Gas Corp.
08/15/2051	3.180%		2,930,000	1,812,533
Total				31,177,374
Office REIT 0.1%
Cousins Properties LP(c)
07/15/2030	5.250%		4,080,000	4,106,040
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hudson Pacific Properties LP
11/01/2027	3.950%		3,448,000	3,018,927
02/15/2028	5.950%		55,000	47,293
04/01/2029	4.650%		950,000	688,468
01/15/2030	3.250%		1,085,000	734,990
Piedmont Operating Partnership LP
04/01/2032	2.750%		2,066,000	1,661,682
Total				10,257,400
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%		855,000	860,813
Helmerich & Payne, Inc.(a)
12/01/2034	5.500%		4,120,000	3,636,957
Schlumberger Holdings Corp.(a)
11/15/2029	5.000%		883,000	899,501
06/26/2030	2.650%		564,000	512,257
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		220,762	224,108
Transocean, Inc.(a)
05/15/2029	8.250%		645,000	581,533
02/15/2030	8.750%		284,000	287,900
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%		705,000	716,583
Total				7,719,652
Other Financial Institutions 0.2%
Atlas Warehouse Lending Co. LP(a)
01/15/2028	6.050%		2,244,000	2,258,068
01/15/2030	6.250%		2,220,000	2,230,727
Five Point Operating Co. LP/Capital Corp.(a),(n)
01/15/2028	10.500%		1,973,028	2,012,526
Greystone Commercial Capital Trust(a),(b),(i),(j)
1-month USD LIBOR + 2.270% 08/31/2028	7.713%		9,190,225	8,179,300
Howard Hughes Corp. (The)(a)
08/01/2028	5.375%		3,000,000	2,945,272
02/01/2031	4.375%		750,000	681,481
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		1,253,000	1,212,422
06/15/2030	9.000%		1,649,000	1,494,205
Icahn Enterprises LP/Finance Corp.(a)
11/15/2029	10.000%		340,000	331,518
Lseg US Fin Corp.(a)
03/28/2027	4.875%		1,152,000	1,160,751
03/28/2034	5.297%		1,058,000	1,067,444
Vonovia SE(a)
09/01/2032	0.750%	EUR	2,600,000	2,420,175
Total				25,993,889

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Other Industry 0.2%
Arcosa, Inc.(a)
08/15/2032	6.875%		1,005,000	1,032,637
Artera Services LLC(a)
02/15/2031	8.500%		350,000	299,116
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%		3,187,000	3,051,519
07/01/2029	4.000%		1,603,000	1,523,125
Grand Canyon University
10/01/2028	5.125%		530,000	503,440
Massachusetts Institute of Technology
07/01/2114	4.678%		758,000	611,769
07/01/2116	3.885%		1,850,000	1,244,374
Mitsubishi Corp.(a)
07/02/2029	5.000%		2,655,000	2,697,263
Northwestern University
12/01/2057	3.662%		1,350,000	945,810
President and Fellows of Harvard College
07/15/2046	3.150%		3,031,000	2,107,204
07/15/2056	3.300%		2,230,000	1,469,313
TopBuild Corp.(a)
03/15/2029	3.625%		1,000,000	938,463
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%		1,620,000	1,303,168
University of Southern California
10/01/2039	3.028%		3,425,000	2,712,237
Williams Scotsman, Inc.(a)
06/15/2029	6.625%		3,085,000	3,150,149
Total				23,589,587
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%		3,115,000	2,727,218
CubeSmart LP
12/15/2028	2.250%		694,000	640,534
Digital Dutch Finco BV(a)
01/15/2032	1.000%	EUR	980,000	945,104
03/15/2035	3.875%	EUR	370,000	412,812
Extra Space Storage LP
04/01/2028	5.700%		1,245,000	1,280,410
04/01/2029	3.900%		1,437,000	1,393,482
06/15/2029	4.000%		393,000	381,591
10/15/2030	2.200%		2,263,000	1,966,796
10/15/2031	2.400%		330,000	280,833
01/15/2035	5.350%		551,000	542,902
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Host Hotels & Resorts LP
02/01/2026	4.500%		520,000	517,917
06/15/2032	5.700%		6,695,000	6,660,508
04/15/2035	5.500%		802,000	771,813
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%		1,050,000	1,017,164
Lexington Realty Trust
10/01/2031	2.375%		3,805,000	3,170,291
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
02/01/2030	7.000%		990,000	999,124
Prologis Euro Finance LLC
05/23/2033	4.625%	EUR	670,000	820,878
05/05/2034	4.000%	EUR	1,280,000	1,488,493
Prologis Targeted US Logistics Fund LP(a)
04/01/2029	5.250%		1,666,000	1,705,523
04/01/2034	5.500%		348,000	350,330
Rexford Industrial Realty LP
09/01/2031	2.150%		2,529,000	2,130,435
Starwood Property Trust, Inc.(a)
07/01/2030	6.500%		770,000	781,611
10/15/2030	6.500%		1,000,000	1,013,545
Trust Fibra Uno(a)
01/23/2032	7.700%		890,000	911,127
WP Carey, Inc.
07/23/2032	4.250%	EUR	500,000	585,867
04/01/2033	2.250%		4,080,000	3,271,975
Total				36,768,283
Other Utility 0.1%
Essential Utilities, Inc.
08/15/2027	4.800%		2,720,000	2,734,617
04/15/2030	2.704%		1,339,000	1,219,397
01/15/2034	5.375%		398,000	396,880
Holding d’Infrastructures des Metiers de l’Environnement(a)
10/24/2029	4.875%	EUR	1,000,000	1,176,814
Severn Trent Utilities Finance PLC(a)
08/04/2035	3.875%	EUR	1,965,000	2,238,237
Suez SACA(a)
05/24/2034	2.875%	EUR	1,700,000	1,803,736
United Utilities Water Finance PLC(a)
05/23/2034	3.750%	EUR	1,540,000	1,743,796
Total				11,313,477
Packaging 0.2%
Amcor Flexibles North America, Inc.(a)
03/17/2028	4.800%		2,385,000	2,391,358
03/17/2035	5.500%		3,245,000	3,211,498
Amcor Group Finance PLC
05/23/2029	5.450%		4,640,000	4,726,065
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	500,000	454,543
08/15/2027	5.250%	3,000,000	1,366,497
08/15/2027	5.250%	325,000	147,621
Ball Corp.
08/15/2030	2.875%	1,000,000	886,265
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	782,000	780,021
Berry Global, Inc.
01/15/2026	1.570%	3,261,000	3,190,040
01/15/2027	1.650%	1,065,000	1,014,566
04/15/2028	5.500%	6,438,000	6,553,537
01/15/2034	5.650%	1,600,000	1,611,189
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	1,830,000	1,870,296
04/15/2032	6.750%	800,000	808,829
Owens-Brockway Glass Container, Inc.(a)
05/15/2031	7.250%	1,000,000	1,001,599
Sealed Air Corp.(a)
10/15/2026	1.573%	703,000	671,524
02/15/2031	7.250%	950,000	993,127
Sonoco Products Co.
09/01/2029	4.600%	711,000	702,326
Total			32,380,901
Paper 0.0%
Cascades, Inc./USA(a)
01/15/2028	5.375%	1,020,000	1,004,847
Inversiones CMPC SA(a)
02/26/2034	6.125%	1,500,000	1,493,697
Smurfit Kappa Treasury ULC
01/15/2030	5.200%	2,025,000	2,048,335
04/03/2034	5.438%	737,000	739,503
04/03/2054	5.777%	351,000	334,364
Weyerhaeuser Co.
05/15/2026	4.750%	395,000	395,661
Total			6,016,407
Pharmaceuticals 0.7%
1261229 BC Ltd.(a)
04/15/2032	10.000%	890,000	881,133
AbbVie, Inc.
11/21/2026	2.950%	687,000	673,538
03/15/2028	4.650%	620,000	626,214
11/21/2029	3.200%	424,000	402,229
03/15/2031	4.950%	1,564,000	1,588,642
03/15/2035	4.550%	4,329,000	4,131,590
05/14/2035	4.500%	1,193,000	1,134,826
05/14/2036	4.300%	1,055,000	977,081
11/21/2039	4.050%	923,000	788,607
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
10/01/2042	4.625%		1,000,000	876,774
05/14/2045	4.700%		680,000	596,989
03/15/2055	5.600%		1,081,000	1,055,159
Amgen, Inc.
02/22/2052	4.200%		345,000	263,387
03/02/2053	5.650%		2,931,000	2,788,949
03/02/2063	5.750%		217,000	205,518
Astrazeneca Finance LLC
02/26/2031	4.900%		1,564,000	1,592,336
Bausch Health Companies, Inc.(a)
01/15/2028	7.000%		415,000	345,870
01/30/2028	5.000%		1,100,000	870,785
06/01/2028	4.875%		475,000	388,848
02/15/2029	5.000%		100,000	62,982
02/15/2029	6.250%		850,000	559,983
01/30/2030	5.250%		200,000	115,106
02/15/2031	5.250%		1,200,000	631,279
Bayer US Finance II LLC(a)
12/15/2028	4.375%		5,945,000	5,818,467
06/25/2038	4.625%		1,000,000	857,226
07/15/2044	4.400%		2,799,000	2,096,518
06/25/2048	4.875%		3,505,000	2,747,042
Bayer US Finance LLC(a)
11/21/2033	6.500%		3,735,000	3,893,182
Biogen, Inc.
05/15/2055	6.450%		3,740,000	3,745,489
Bristol Myers Squibb Co.
06/15/2039	4.125%		166,000	144,134
Bristol-Myers Squibb Co.
08/15/2025	3.875%		74,000	73,874
02/22/2031	5.100%		649,000	664,179
05/15/2044	4.625%		555,000	479,498
02/22/2054	5.550%		2,081,000	1,975,159
11/15/2063	6.400%		230,000	241,853
Cheplapharm Arzneimittel GmbH(a)
01/15/2028	5.500%		700,000	666,808
CSL Finance PLC(a)
04/27/2029	4.050%		670,000	659,565
Eli Lilly & Co.
02/12/2030	4.750%		2,725,000	2,769,111
02/12/2055	5.500%		1,776,000	1,736,970
Gilead Sciences, Inc.
06/15/2035	5.100%		2,081,000	2,069,602
11/15/2064	5.600%		1,062,000	1,012,283
GlaxoSmithKline Capital, Inc.
04/15/2030	4.500%		5,295,000	5,291,748
04/15/2035	4.875%		1,264,000	1,239,873
Grifols SA(a)
05/01/2030	7.500%	EUR	2,839,000	3,385,120

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Johnson & Johnson
03/01/2030	4.700%		1,691,000	1,720,060
02/26/2033	3.050%	EUR	3,030,000	3,466,487
Kevlar SpA(a)
09/01/2029	6.500%		1,015,000	974,569
Mylan NV
06/15/2026	3.950%		3,014,000	2,974,452
06/15/2046	5.250%		455,000	351,500
Mylan, Inc.
04/15/2048	5.200%		2,550,000	1,918,067
Organon Finance 1 LLC(a)
04/30/2031	5.125%		2,620,000	2,202,479
Pfizer Investment Enterprises Pte., Ltd.
05/19/2030	4.650%		548,000	551,566
05/19/2033	4.750%		622,000	611,724
05/19/2063	5.340%		1,223,000	1,100,951
Pfizer Netherlands International Finance BV
05/19/2032	3.250%	EUR	1,100,000	1,257,775
Roche Holdings, Inc.(a)
11/13/2030	5.489%		1,526,000	1,596,997
09/09/2034	4.592%		520,000	506,171
Royalty Pharma PLC
09/02/2025	1.200%		316,000	312,828
09/02/2027	1.750%		401,000	377,239
09/02/2029	5.150%		608,000	614,853
09/02/2030	2.200%		2,784,000	2,425,087
09/02/2040	3.300%		345,000	250,719
Takeda Pharmaceutical Co., Ltd.
07/05/2034	5.300%		350,000	349,981
07/05/2064	5.800%		750,000	705,502
Teva Pharmaceutical Finance Netherlands II BV
06/01/2031	4.125%	EUR	1,940,000	2,208,280
Teva Pharmaceutical Finance Netherlands III BV
12/01/2032	6.000%		341,000	343,432
Teva Pharmaceutical Finance Netherlands IV BV
12/01/2030	5.750%		341,000	343,916
Viatris, Inc.
06/22/2030	2.700%		772,000	674,815
06/22/2040	3.850%		4,374,000	3,107,482
06/22/2050	4.000%		2,287,000	1,464,778
Total				95,537,236
Property & Casualty 0.5%
Acrisure LLC/Finance, Inc.(a)
11/06/2030	7.500%		970,000	1,000,199
Alleghany Corp.
08/15/2051	3.250%		670,000	437,040
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/01/2031	6.500%		1,020,000	1,029,532
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American International Group, Inc.
04/01/2028	4.200%	1,282,000	1,271,580
05/07/2030	4.850%	1,690,000	1,697,255
06/30/2030	3.400%	919,000	865,155
Aon Corp./Global Holdings PLC
12/02/2031	2.600%	4,495,000	3,930,029
Aon North America, Inc.
03/01/2027	5.125%	461,000	465,845
03/01/2029	5.150%	997,000	1,016,669
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	845,917
Arthur J. Gallagher & Co.
03/09/2052	3.050%	6,725,000	4,092,586
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	3,737,727
Enact Holdings, Inc.
05/28/2029	6.250%	5,510,000	5,661,732
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	5,758,546
Fairfax Financial Holdings Ltd.(a)
05/20/2055	6.500%	6,485,000	6,427,535
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	837,760
07/15/2048	7.200%	1,290,000	1,270,949
Farmers Exchange Capital II(a),(n)
Subordinated
11/01/2053	6.151%	2,700,000	2,532,636
Farmers Insurance Exchange(a),(n)
Subordinated
10/15/2064	7.000%	405,000	399,210
Hartford Financial Services Group Inc. (The)(a),(b)
3-month Term SOFR + 2.387% 02/12/2047	6.713%	1,247,000	1,152,217
Hartford Financial Services Group Inc. (The)
09/15/2051	2.900%	1,188,000	723,292
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	2,080,000	1,473,622
Markel Corp.
05/20/2049	5.000%	5,095,000	4,321,844
Marsh & McLennan Cos, Inc.
03/15/2035	5.000%	4,246,000	4,179,108
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	1,025,000	1,060,061
SiriusPoint Ltd.
04/05/2029	7.000%	3,580,000	3,722,747
Trustage Financial Group, Inc.(a)
04/15/2032	4.625%	2,135,000	1,996,949
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
WR Berkley Corp.
05/12/2050	4.000%		1,480,000	1,099,487
Total				63,007,229
Railroads 0.0%
Canadian Pacific Railway Co.
11/15/2029	2.875%		437,000	406,678
05/01/2050	3.500%		3,280,000	2,265,507
CSX Corp.
03/01/2068	4.650%		148,000	117,695
Norfolk Southern Corp.
08/01/2030	5.050%		98,000	100,202
03/15/2034	5.550%		337,000	346,942
03/15/2064	5.950%		49,000	48,659
Union Pacific Corp.
02/20/2035	5.100%		857,000	859,274
01/20/2063	5.150%		83,000	73,639
09/15/2067	4.100%		41,000	29,399
02/05/2070	3.750%		151,000	99,834
04/06/2071	3.799%		41,000	27,184
Total				4,375,013
Refining 0.1%
Marathon Petroleum Corp.
12/15/2026	5.125%		474,000	476,780
03/01/2030	5.150%		4,095,000	4,136,607
03/01/2035	5.700%		1,026,000	1,015,418
Phillips 66 Co.
02/15/2045	4.680%		1,300,000	1,049,121
Raizen Fuels Finance SA(a)
03/05/2034	6.450%		1,825,000	1,809,227
01/17/2035	5.700%		1,500,000	1,398,360
03/05/2054	6.950%		710,000	652,509
Total				10,538,022
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2030	4.000%		775,000	712,799
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%		875,000	820,490
McDonald’s Corp.(a)
03/07/2035	4.250%	EUR	595,000	709,514
McDonald’s Corp.
09/01/2049	3.625%		910,000	647,159
Papa John’s International, Inc.(a)
09/15/2029	3.875%		775,000	726,924
Starbucks Corp.
05/15/2035	5.400%		3,920,000	3,928,969
Total				7,545,855
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Retail REIT 0.1%
Kimco Realty Corp.
02/01/2033	4.600%		3,780,000	3,649,092
Kite Realty Group LP
10/01/2026	4.000%		262,000	258,693
Realty Income Corp.
08/15/2027	3.950%		158,000	156,509
07/06/2030	4.875%	EUR	1,200,000	1,459,868
07/06/2034	5.125%	EUR	1,425,000	1,766,103
Total				7,290,265
Retailers 0.4%
Amazon.com, Inc.
05/12/2031	2.100%		546,000	480,732
AutoNation, Inc.
10/01/2025	4.500%		2,465,000	2,459,009
AutoZone, Inc.
04/21/2026	3.125%		415,000	409,788
11/01/2028	6.250%		437,000	461,490
01/15/2031	1.650%		1,175,000	995,706
Belron UK Finance PLC(a)
10/15/2029	5.750%		1,010,000	1,013,496
Carvana Co.(a),(o)
12/01/2028	9.000%		902,321	927,538
06/01/2030	9.000%		4,225,000	4,453,420
06/01/2031	14.000%		1,310,750	1,520,454
Gap Inc. (The)(a)
10/01/2029	3.625%		1,550,000	1,419,395
Genuine Parts Co.
08/15/2029	4.950%		4,640,000	4,682,452
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%		1,045,000	1,066,922
Home Depot Inc (The)
04/15/2030	2.700%		992,000	917,283
L Brands, Inc.
07/01/2036	6.750%		1,380,000	1,366,689
Lithia Motors, Inc.(a)
06/01/2029	3.875%		2,000,000	1,884,639
Lowe’s Companies, Inc.
04/01/2062	4.450%		49,000	36,770
04/01/2063	5.850%		75,000	71,078
Macy’s Retail Holdings LLC
12/15/2034	4.500%		1,705,000	1,332,775
Magic MergeCo, Inc.(a)
05/01/2028	5.250%		1,435,000	993,669
05/01/2029	7.875%		415,000	202,579
O’Reilly Automotive, Inc.
08/19/2034	5.000%		746,000	729,033

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Parkland Corp.(a)
08/15/2032	6.625%		805,000	806,998
Sally Holdings LLC/Capital, Inc.
03/01/2032	6.750%		1,020,000	1,036,498
Target Corp.
04/15/2035	5.000%		6,826,000	6,709,197
Tractor Supply Co.
11/01/2030	1.750%		3,885,000	3,314,951
Victoria’s Secret & Co.(a)
07/15/2029	4.625%		755,000	687,948
Walmart, Inc.
04/28/2035	4.900%		7,878,000	7,880,540
Wand NewCo 3, Inc.(a)
01/30/2032	7.625%		655,000	682,511
Total				48,543,560
Supermarkets 0.0%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%		1,800,000	1,949,095
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2029	3.500%		1,135,000	1,067,219
Kroger Co. (The)
09/15/2054	5.500%		844,000	782,063
09/15/2064	5.650%		1,108,000	1,026,049
Total				4,824,426
Supranational 0.1%
Corp Andina de Fomento
01/24/2029	5.000%		495,000	505,421
Inter-American Development Bank
10/15/2025	6.800%		2,500,000	2,516,876
07/15/2027	6.750%		4,000,000	4,187,516
Total				7,209,813
Technology 1.5%
Accenture Capital, Inc.
10/04/2031	4.250%		1,994,000	1,958,034
Adobe, Inc.
01/17/2030	4.950%		1,655,000	1,697,472
Alphabet, Inc.
05/15/2035	4.500%		1,431,000	1,389,390
05/06/2045	3.875%	EUR	1,465,000	1,667,678
05/15/2055	5.250%		858,000	827,601
05/15/2065	5.300%		477,000	456,403
Amentum Escrow Corp.(a)
08/01/2032	7.250%		1,015,000	1,035,826
Arrow Electronics, Inc.
08/21/2029	5.150%		5,539,000	5,595,483
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Automatic Data Processing, Inc.
05/08/2032	4.750%		5,956,000	5,981,723
Avnet, Inc.
03/15/2028	6.250%		725,000	748,822
Broadcom, Inc.
04/15/2030	5.050%		850,000	863,660
11/15/2031	5.150%		756,000	769,548
04/15/2032	5.200%		408,000	414,396
10/15/2034	4.800%		1,114,000	1,084,903
Broadcom, Inc.(a)
02/15/2031	2.450%		1,683,000	1,487,971
11/15/2035	3.137%		4,561,000	3,777,467
11/15/2036	3.187%		1,784,000	1,449,712
05/15/2037	4.926%		2,474,000	2,359,645
Cadence Design Systems, Inc.
09/10/2029	4.300%		1,087,000	1,078,781
CDW LLC/Finance Corp.
12/01/2028	3.276%		3,880,000	3,683,065
03/01/2030	5.100%		700,000	699,715
CGI, Inc.(a)
03/14/2030	4.950%		5,975,000	5,976,341
Cisco Systems, Inc.
02/26/2031	4.950%		1,062,000	1,082,768
02/24/2032	4.950%		1,691,000	1,714,741
02/24/2035	5.100%		400,000	402,686
02/26/2054	5.300%		1,194,000	1,128,344
02/24/2055	5.500%		1,250,000	1,213,449
Cloud Software Group, Inc.(a)
06/30/2032	8.250%		1,355,000	1,425,073
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%		1,475,000	1,364,215
Constellation Software, Inc.(a)
02/16/2029	5.158%		951,000	962,531
CoreWeave, Inc.(a)
06/01/2030	9.250%		1,345,000	1,343,368
Dell International LLC/EMC Corp.
04/01/2030	5.000%		1,880,000	1,889,896
DXC Technology Co.
09/15/2028	2.375%		5,845,000	5,351,182
Equifax, Inc.
06/01/2028	5.100%		5,695,000	5,764,559
05/15/2030	3.100%		2,213,000	2,042,902
Equinix Europe 2 Financing Corp. LLC
11/22/2034	3.625%	EUR	2,185,000	2,432,282
Fiserv Funding ULC
06/15/2036	4.000%	EUR	1,410,000	1,596,615
Fiserv, Inc.
03/15/2027	5.150%		1,120,000	1,131,723
08/12/2034	5.150%		437,000	427,970
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Flex Ltd.
01/15/2028	6.000%	2,560,000	2,627,578
01/15/2032	5.250%	1,489,000	1,482,484
Fortress Intermediate 3, Inc.(a)
06/01/2031	7.500%	635,000	656,674
Foundry JV Holdco LLC(a)
01/25/2030	5.900%	533,000	551,185
01/25/2031	5.500%	685,000	693,918
01/25/2034	5.875%	418,000	419,252
01/25/2036	6.100%	581,000	591,048
01/25/2037	6.200%	866,000	884,395
Global Payments, Inc.
03/01/2026	1.200%	1,319,000	1,283,546
08/15/2052	5.950%	125,000	116,008
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	546,000	556,788
Hewlett Packard Enterprise Co.
10/15/2031	4.850%	1,536,000	1,522,803
10/15/2034	5.000%	1,279,000	1,245,081
10/15/2054	5.600%	2,514,000	2,340,348
HP, Inc.
06/17/2031	2.650%	594,000	514,801
04/25/2035	6.100%	2,050,000	2,073,685
IBM International Capital Pte., Ltd.
02/05/2031	4.750%	1,230,000	1,233,129
Imola Merger Corp.(a)
05/15/2029	4.750%	1,090,000	1,044,294
Intel Corp.
11/15/2029	2.450%	1,256,000	1,135,931
08/12/2041	2.800%	506,000	328,749
12/08/2047	3.734%	2,565,000	1,738,415
11/15/2049	3.250%	2,285,000	1,396,178
08/12/2051	3.050%	1,204,000	690,515
02/10/2053	5.700%	1,053,000	945,307
02/21/2054	5.600%	940,000	835,182
08/12/2061	3.200%	206,000	112,523
International Business Machines Corp.
02/10/2030	4.800%	1,994,000	2,011,655
02/10/2032	5.000%	1,143,000	1,151,350
02/10/2035	5.200%	939,000	934,944
02/10/2055	5.700%	1,650,000	1,586,983
Intuit, Inc.
09/15/2028	5.125%	464,000	476,688
09/15/2053	5.500%	1,655,000	1,598,211
Iron Mountain, Inc.(a)
01/15/2033	6.250%	710,000	716,331
Kyndryl Holdings, Inc.
10/15/2028	2.700%	2,628,000	2,463,800
Leidos, Inc.
02/15/2031	2.300%	845,000	729,900
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marvell Technology, Inc.
02/15/2029	5.750%	590,000	609,585
Microchip Technology, Inc.
02/15/2030	5.050%	3,045,000	3,054,508
Micron Technology, Inc.
11/01/2029	6.750%	3,575,000	3,822,128
01/15/2035	5.800%	5,779,000	5,827,391
Molex Electronic Technologies LLC(a)
04/30/2032	5.250%	1,060,000	1,057,377
Motorola Solutions, Inc.
04/15/2029	5.000%	690,000	697,438
MSCI, Inc.(a)
09/01/2030	3.625%	1,601,000	1,480,027
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	1,994,000	2,177,277
NetApp, Inc.
06/22/2025	1.875%	1,845,000	1,841,306
03/17/2032	5.500%	822,000	832,813
NXP BV/Funding LLC
03/01/2026	5.350%	868,000	872,514
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	237,000	221,354
Open Text Corp.(a)
12/01/2027	6.900%	650,000	669,833
Open Text Holdings, Inc.(a)
12/01/2031	4.125%	1,575,000	1,426,056
Oracle Corp.
11/15/2027	3.250%	1,978,000	1,923,978
03/25/2028	2.300%	741,000	699,845
08/03/2028	4.800%	2,785,000	2,813,771
11/09/2029	6.150%	689,000	731,190
11/15/2037	3.800%	1,207,000	1,006,226
09/27/2054	5.375%	1,748,000	1,551,108
05/15/2055	4.375%	15,000	11,370
08/03/2055	6.000%	1,740,000	1,687,565
04/01/2060	3.850%	165,000	109,699
09/27/2064	5.500%	728,000	639,449
08/03/2065	6.125%	560,000	543,495
Panasonic Holdings Corp.(a)
07/16/2034	5.302%	748,000	749,599
PayPal Holdings, Inc.
04/01/2035	5.100%	5,065,000	4,993,491
QUALCOMM, Inc.
05/20/2032	4.750%	913,000	911,988
05/20/2035	5.000%	7,930,000	7,877,867
05/20/2053	6.000%	1,477,000	1,516,325
S&P Global, Inc.
03/01/2029	2.700%	977,000	919,905
08/15/2030	1.250%	409,000	348,459

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sensata Technologies, Inc.(a)
07/15/2032	6.625%		500,000	504,785
Synopsys, Inc.
04/01/2032	5.000%		846,000	846,668
Teledyne FLIR LLC
08/01/2030	2.500%		2,213,000	1,978,223
Texas Instruments, Inc.
05/23/2035	5.100%		8,030,000	8,067,498
Tyco Electronics Group SA
02/01/2030	4.625%		4,870,000	4,885,385
Visa, Inc.
05/15/2033	3.125%	EUR	2,335,000	2,658,243
VMware, Inc.
08/15/2026	1.400%		1,183,000	1,139,022
Western Union Co. (The)
03/15/2026	1.350%		140,000	136,078
Xerox Corp.(a)
10/15/2030	10.250%		960,000	986,446
Total				189,794,904
Tobacco 0.4%
Altria Group, Inc.
11/01/2028	6.200%		916,000	962,423
05/06/2030	3.400%		1,280,000	1,201,244
BAT Capital Corp.
08/15/2027	3.557%		375,000	366,802
03/25/2028	2.259%		1,930,000	1,814,628
02/20/2031	5.834%		405,000	422,081
03/25/2031	2.726%		15,000	13,318
08/15/2035	5.625%		4,820,000	4,830,058
08/15/2037	4.390%		1,210,000	1,063,927
08/02/2043	7.079%		261,000	282,236
BAT International Finance PLC
03/16/2028	4.448%		8,000,000	7,971,725
02/02/2029	5.931%		2,973,000	3,104,246
Imperial Brands Finance PLC(a)
07/21/2025	4.250%		206,000	205,451
02/01/2030	5.500%		6,839,000	6,985,558
07/01/2034	5.875%		734,000	738,220
Japan Tobacco, Inc.(a)
06/15/2030	5.250%		788,000	804,484
Philip Morris International, Inc.
02/13/2029	4.875%		1,097,000	1,110,412
09/07/2030	5.500%		2,295,000	2,380,463
11/01/2031	4.750%		1,044,000	1,040,929
09/07/2033	5.625%		10,000,000	10,343,166
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Reynolds American, Inc.
06/12/2025	4.450%		1,325,000	1,324,280
08/15/2035	5.700%		6,525,000	6,529,964
09/15/2043	6.150%		151,000	149,358
08/15/2045	5.850%		424,000	398,841
Total				54,043,814
Transportation Services 0.4%
Dcli Bidco LLC(a)
11/15/2029	7.750%		3,115,000	3,134,284
Element Fleet Management Corp.(a)
06/15/2025	3.850%		2,795,000	2,791,995
03/13/2027	5.643%		1,880,000	1,906,964
03/25/2030	5.037%		3,335,000	3,322,194
FedEx Corp.(a)
04/01/2046	4.550%		87,000	69,092
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%		386,521	326,677
Gatwick Funding Ltd.(a)
10/16/2033	3.625%	EUR	330,000	372,888
GN Bondco LLC(a)
10/15/2031	9.500%		8,450,000	8,695,933
GXO Logistics, Inc.
05/06/2029	6.250%		377,000	386,232
Heathrow Funding Ltd.(a)
10/08/2030	1.125%	EUR	2,325,000	2,367,251
01/16/2036	3.875%	EUR	920,000	1,033,308
JB Hunt Transport Services, Inc.
03/15/2030	4.900%		3,770,000	3,793,137
Penske Truck Leasing Co. LP(a)
07/01/2029	5.250%		1,433,000	1,453,283
Penske Truck Leasing Co. LP/Finance Corp.(a)
11/15/2025	1.200%		691,000	679,032
03/30/2029	5.350%		2,707,000	2,748,559
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)
06/15/2026	1.700%		1,015,000	983,858
02/01/2030	5.250%		5,394,000	5,478,416
Penske Truck Leasing Co., LP/Finance Corp.(a)
07/15/2025	4.000%		905,000	903,876
Ryder System, Inc.
06/01/2028	5.250%		699,000	712,492
03/15/2029	5.375%		126,000	128,822
06/01/2029	5.500%		917,000	940,461
09/01/2029	4.950%		649,000	650,873
03/15/2030	5.000%		3,274,000	3,285,376
12/01/2033	6.600%		625,000	675,384
Star Leasing Co LLC(a)
02/15/2030	7.625%		1,815,000	1,708,427
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Parcel Service, Inc.
05/14/2055	5.950%		1,147,000	1,140,797
05/14/2065	6.050%		537,000	534,689
XPO, Inc.(a)
06/01/2028	6.250%		575,000	581,077
Total				50,805,377
Wireless 0.6%
American Tower Corp.
03/15/2027	3.650%		562,000	553,070
08/15/2029	3.800%		2,820,000	2,721,329
04/15/2031	2.700%		555,000	491,243
09/15/2031	2.300%		477,000	408,677
07/15/2033	5.550%		4,329,000	4,401,616
Cellnex Finance Co. SA(a)
09/15/2032	2.000%	EUR	400,000	409,958
Crown Castle Inc
03/01/2034	5.800%		395,000	403,001
Crown Castle International Corp.
07/15/2026	1.050%		330,000	316,490
03/15/2027	2.900%		562,000	545,020
07/01/2030	3.300%		2,213,000	2,045,138
04/01/2031	2.100%		606,000	512,075
07/15/2031	2.500%		4,286,000	3,678,693
Crown Castle, Inc.
09/01/2028	4.800%		1,321,000	1,319,997
06/01/2029	5.600%		4,400,000	4,518,095
09/01/2029	4.900%		1,399,000	1,401,500
05/01/2033	5.100%		222,000	217,385
Digicel Group Holdings Ltd.(a),(g),(i),(j)
12/31/2030	0.000%		51,721	5,224
12/31/2030	0.000%		17,820	118
Digicel Holdings Bermuda Ltd./International Finance Ltd.(o)
05/25/2027	9.000%		3,262,107	3,275,780
Digicel Midco Ltd.(o)
11/25/2028	10.500%		1,084,306	1,054,854
Global Switch Finance BV(a)
10/07/2030	1.375%	EUR	1,555,000	1,663,089
Sitios Latinoamerica SAB de CV(a)
11/25/2029	6.000%		3,145,000	3,189,492
Sprint Capital Corp.
11/15/2028	6.875%		2,328,000	2,490,685
03/15/2032	8.750%		1,775,000	2,126,449
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		4,965,000	4,982,970
T-Mobile US, Inc.
02/15/2026	2.250%		81,000	79,585
04/15/2027	3.750%		3,514,000	3,468,888
02/01/2028	4.750%		961,000	961,273
02/15/2028	2.050%		607,000	570,411
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2029	2.625%	432,000	402,264
04/15/2029	3.375%	3,673,000	3,504,461
04/15/2030	3.875%	4,217,000	4,067,196
04/15/2031	3.500%	2,251,000	2,091,924
07/15/2033	5.050%	4,690,000	4,652,642
01/15/2035	4.700%	2,180,000	2,083,692
04/15/2040	4.375%	1,010,000	876,429
02/15/2041	3.000%	3,950,000	2,826,959
T-Mobile USA, Inc.
05/15/2035	5.300%	1,084,000	1,080,360
11/15/2055	5.875%	1,033,000	1,007,498
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	730,000	670,567
Vodafone Group PLC
06/28/2064	5.875%	890,000	829,238
Zegona Finance PLC(a)
07/15/2029	8.625%	1,925,000	2,055,080
Total			73,960,415
Wirelines 0.4%
Altice Financing SA(a)
07/15/2027	9.625%	125,000	109,635
01/15/2028	5.000%	271,000	212,058
08/15/2029	5.750%	530,000	404,181
AT&T, Inc.
02/01/2032	2.250%	7,580,000	6,433,825
05/15/2035	4.500%	98,000	92,125
08/15/2037	4.900%	319,000	300,362
09/15/2055	3.550%	4,480,000	2,960,842
12/01/2057	3.800%	350,000	239,669
09/15/2059	3.650%	1,706,000	1,124,743
AT&T, Inc.(c)
08/15/2056	6.050%	957,000	959,573
Consolidated Communications, Inc.(a)
10/01/2028	6.500%	750,000	765,745
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	265,000	249,686
Frontier Communications Corp.(a)
05/01/2028	5.000%	3,025,000	3,019,258
Frontier Communications Holdings LLC
11/01/2029	5.875%	1,775,000	1,793,915
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	1,658,000	1,766,372
GCI LLC(a)
10/15/2028	4.750%	1,110,000	1,045,181
Level 3 Financing, Inc.(a)
04/15/2029	10.500%	1,925,000	2,169,733
06/15/2029	4.875%	225,000	205,156
11/15/2029	11.000%	6,771,745	7,696,822
04/01/2030	4.500%	2,150,000	1,898,205

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2030	10.500%	595,000	650,781
10/15/2032	10.000%	1,775,000	1,790,065
Total Play Telecomunicaciones SA de CV(a)
12/31/2032	11.125%	1,841,500	1,728,902
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
02/15/2028	10.500%	4,665,000	4,945,746
Verizon Communications, Inc.
03/22/2030	3.150%	530,000	497,185
01/20/2031	1.750%	383,000	326,577
03/21/2031	2.550%	380,000	336,429
03/15/2032	2.355%	4,793,000	4,087,005
11/01/2034	4.400%	1,015,000	951,231
02/15/2035	4.780%	1,680,000	1,617,352
Total			50,378,359
Total Corporate Bonds & Notes (Cost $3,723,858,933)			3,647,809,835

Foreign Government Obligations(l),(p) 1.5%

Australia 0.0%
NBN Co., Ltd.(a)
05/05/2026	1.450%	581,000	564,670
01/08/2027	1.625%	1,030,000	985,035
01/08/2032	2.500%	624,000	536,088
10/06/2033	6.000%	704,000	743,099
Total			2,828,892
Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2030	2.375%	1,105,000	964,680
Brazil 0.1%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	600,000	594,943
Brazilian Government International Bond
01/22/2032	6.125%	500,000	506,159
10/20/2033	6.000%	350,000	344,142
03/15/2034	6.125%	2,675,000	2,615,887
05/13/2054	7.125%	1,175,000	1,088,709
Total			5,149,840
Canada 0.1%
Antares Holdings LP(a)
07/15/2027	3.750%	2,130,000	2,036,081
10/23/2029	6.350%	2,000,000	2,000,569
NOVA Chemicals Corp.(a)
12/01/2031	7.000%	770,000	806,667
Province of British Columbia
09/01/2036	7.250%	2,000,000	2,388,276
Province of Manitoba
06/22/2026	2.125%	300,000	293,541
Foreign Government Obligations(l),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Quebec(n)
03/02/2026	7.485%	230,000	234,279
Total			7,759,413
Chile 0.1%
Corp Nacional del Cobre de Chile(a)
01/13/2035	6.330%	1,600,000	1,632,634
01/13/2055	6.780%	1,486,000	1,471,298
Corp. Nacional del Cobre de Chile(a)
01/08/2034	5.950%	1,925,000	1,923,149
Corporación Nacional del Cobre de Chile(a)
02/02/2033	5.125%	850,000	811,532
01/26/2036	6.440%	2,150,000	2,197,668
Total			8,036,281
Colombia 0.2%
Colombia Government International Bond
03/15/2029	4.500%	250,000	236,253
04/25/2030	7.375%	3,326,000	3,424,689
04/25/2035	8.500%	1,575,000	1,628,662
11/14/2035	8.000%	1,862,000	1,866,270
11/07/2036	7.750%	525,000	509,880
11/14/2053	8.750%	2,000,000	1,951,388
11/07/2054	8.375%	1,150,000	1,073,234
Ecopetrol SA
01/19/2029	8.625%	4,080,000	4,291,932
04/29/2030	6.875%	750,000	736,812
11/02/2031	4.625%	212,000	175,434
01/13/2033	8.875%	3,764,000	3,829,171
01/19/2036	8.375%	3,270,000	3,109,628
Total			22,833,353
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%	1,000,000	1,026,486
Dominican Republic 0.1%
Dominican Republic International Bond(a)
07/19/2028	6.000%	1,400,000	1,412,474
02/22/2029	5.500%	5,825,000	5,754,547
02/22/2029	5.500%	161,000	159,053
03/15/2037	6.950%	4,675,000	4,697,683
Total			12,023,757
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%	450,000	444,890
08/06/2031	6.050%	1,650,000	1,654,104
10/07/2033	3.700%	794,000	665,528
02/06/2037	6.550%	800,000	799,609
Total			3,564,131
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Foreign Government Obligations(l),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%	977,000	802,459
MVM Energetika Zrt(a)
03/13/2031	6.500%	423,000	432,404
Total			1,234,863
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	846,386
02/01/2028	3.875%	1,025,000	1,000,845
01/13/2031	2.250%	1,030,000	894,225
Indian Railway Finance Corp., Ltd.(a)
01/21/2032	3.570%	1,110,000	1,006,380
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%	546,000	564,921
Total			4,312,757
Indonesia 0.0%
Freeport Indonesia PT(a)
04/14/2032	5.315%	545,000	537,968
Indonesia Government International Bond
09/10/2034	4.750%	560,000	542,317
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,200,365
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2030	2.800%	1,000,000	915,038
PT Pertamina Persero(a)
08/25/2030	3.100%	1,424,000	1,302,339
Total			4,498,027
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%	2,200,000	2,132,482
Israel Government International Bond
02/19/2030	5.375%	2,500,000	2,519,589
Total			4,652,071
Italy 0.1%
Cassa Depositi e Prestiti SpA(a)
05/05/2026	5.750%	1,200,000	1,211,655
04/30/2029	5.875%	2,000,000	2,080,735
Republic of Italy Government International Bond
10/17/2029	2.875%	1,700,000	1,582,425
06/15/2033	5.375%	4,843,000	4,972,108
Total			9,846,923
Foreign Government Obligations(l),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		300,000	297,240
04/24/2030	5.375%		962,000	951,440
KazTransGas JSC(a)
09/26/2027	4.375%		200,000	193,229
Total				1,441,909
Mexico 0.4%
Comision Federal de Electricidad(a)
05/15/2029	4.688%		2,797,000	2,708,375
01/24/2030	5.700%		1,425,000	1,402,360
01/24/2035	6.450%		1,975,000	1,901,484
Mexico City Airport Trust(a)
10/31/2026	4.250%		1,435,000	1,410,361
04/30/2028	3.875%		420,000	401,555
10/31/2046	5.500%		2,303,000	1,847,406
07/31/2047	5.500%		5,582,000	4,459,662
Mexico Government International Bond
05/24/2031	2.659%		1,081,000	921,378
04/27/2032	4.750%		250,000	233,323
05/19/2033	4.875%		987,000	912,738
02/09/2035	6.350%		470,000	469,101
05/13/2037	6.875%		2,117,000	2,147,496
05/13/2055	7.375%		734,000	727,468
Pemex Project Funding Master Trust
06/15/2038	6.625%		50,000	37,186
Petroleos Mexicanos
10/16/2025	6.875%		1,060,000	1,056,455
03/13/2027	6.500%		13,322,000	13,065,301
02/12/2028	5.350%		2,276,000	2,145,403
01/23/2029	6.500%		625,000	598,058
01/23/2030	6.840%		6,120,000	5,718,691
01/28/2031	5.950%		3,025,000	2,621,336
02/16/2032	6.700%		2,000,000	1,785,536
06/15/2035	6.625%		900,000	722,136
09/21/2047	6.750%		1,257,000	851,286
02/12/2048	6.350%		503,000	327,017
Total				48,471,112
Morocco 0.0%
OCP SA(a)
06/23/2031	3.750%		357,000	315,283
05/02/2034	6.750%		4,695,000	4,738,631
Total				5,053,914
Netherlands 0.0%
TenneT Holding BV(a)
10/28/2042	4.750%	EUR	545,000	674,366

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Foreign Government Obligations(l),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norway 0.0%
Equinor ASA
04/06/2030	3.125%	826,000	779,630
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	600,000	605,906
Panama 0.1%
Banco Nacional de Panama(a)
08/11/2030	2.500%	875,000	726,953
08/11/2030	2.500%	600,000	498,482
Panama Government International Bond
03/01/2031	7.500%	1,300,000	1,360,723
09/29/2032	2.252%	657,000	483,536
01/19/2033	3.298%	250,000	197,012
02/14/2035	6.400%	200,000	188,915
03/01/2038	8.000%	1,720,000	1,783,537
Total			5,239,158
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	730,000	715,870
Peru 0.0%
Corporación Financiera de Desarrollo SA(a)
09/28/2027	2.400%	600,000	565,201
Petroleos del Peru SA(a)
06/19/2032	4.750%	2,100,000	1,562,832
Total			2,128,033
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	800,000	725,413
Romania 0.0%
Romanian Government International Bond(a)
02/17/2028	6.625%	200,000	204,363
03/27/2032	3.625%	1,550,000	1,298,365
03/24/2035	5.750%	2,122,000	1,908,388
Total			3,411,116
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a),(c)
06/02/2055	6.375%	7,630,000	7,474,174
Serbia 0.1%
Serbia International Bond(a)
12/01/2030	2.125%	6,640,000	5,516,500
06/12/2034	6.000%	9,915,000	9,851,733
Total			15,368,233
Foreign Government Obligations(l),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
08/10/2028	6.350%		1,739,000	1,741,569
08/10/2028	6.350%		213,000	213,315
08/10/2028	8.450%		3,985,000	4,120,168
08/10/2028	8.450%		451,000	466,298
Republic of South Africa Government International Bond
09/30/2029	4.850%		875,000	834,495
06/22/2030	5.875%		750,000	736,144
04/20/2032	5.875%		2,300,000	2,205,898
Republic of South Africa Government International Bond(a)
11/19/2036	7.100%		1,875,000	1,821,735
11/19/2054	7.950%		925,000	848,372
Total				12,987,994
Ukraine 0.0%
Ukraine Government International Bond(a),(n)
02/01/2029	1.750%		293,248	179,094
02/01/2034	1.750%		513,185	253,008
02/01/2035	1.750%		586,497	284,258
02/01/2036	1.750%		73,312	34,446
Ukraine Government International Bond(a),(g)
02/01/2030	0.000%		80,093	38,782
02/01/2034	0.000%		299,297	112,372
02/01/2035	0.000%		252,927	122,556
02/01/2036	0.000%		210,772	101,706
Total				1,126,222
Uruguay 0.0%
Uruguay Government International Bond
02/14/2037	5.442%		410,000	412,752
Total Foreign Government Obligations (Cost $198,983,447)				195,347,276

Inflation-Indexed Bonds(l) 0.3%

Mexico 0.0%
Mexico Udibonos
11/27/2031	2.750%	MXN	26,286,663	1,186,520
United States 0.3%
U.S. Treasury Inflation-Indexed Bond
01/15/2035	2.125%		41,366,748	41,681,846
Total Inflation-Indexed Bonds (Cost $42,038,077)				42,868,366

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,691,849
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2122	4.454%	4,020,000	3,079,942
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%	2,020,000	1,177,143
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	530,721
Total			10,479,655
Hospital 0.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Health System
Series 2021
08/15/2051	3.000%	1,740,000	1,215,291
Local General Obligation 0.0%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,199,992
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,252,452
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,425,873
Total			4,678,325
Turnpike / Bridge / Toll Road 0.0%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	1,974,245
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	1,720,038
Total			3,694,283
Total Municipal Bonds (Cost $27,559,285)			23,267,546

Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,285,148	1,291,621
Fannie Mae REMICS(e)
CMO Series 2020-58 Class IC
07/25/2050	5.500%	3,740,464	979,549
Federal Home Loan Mortgage Corp.
10/01/2028- 07/01/2032	7.000%	65,099	68,017
10/01/2031- 07/01/2037	6.000%	222,864	232,766
04/01/2033- 01/01/2055	5.500%	59,547,530	59,549,556
10/01/2039- 09/01/2054	5.000%	30,066,615	29,189,624
09/01/2040- 10/01/2052	4.000%	104,552,276	96,217,229
09/01/2040- 02/01/2054	4.500%	124,399,017	117,625,710
06/01/2043- 05/01/2052	3.500%	57,298,891	51,604,909
08/01/2046- 06/01/2052	3.000%	142,292,062	122,201,219
06/01/2050- 10/01/2052	2.500%	313,929,041	257,037,157
12/01/2050- 06/01/2052	2.000%	91,931,313	71,722,031
CMO Series 2060 Class Z
05/15/2028	6.500%	21,036	21,315
CMO Series 2310 Class Z
04/15/2031	6.000%	23,090	23,621
CMO Series 2725 Class TA
12/15/2033	4.500%	1,199,973	1,198,508
CMO Series 2882 Class ZC
11/15/2034	6.000%	2,154,851	2,265,129
CMO Series 2953 Class LZ
03/15/2035	6.000%	1,710,228	1,785,048
CMO Series 3028 Class ZE
09/15/2035	5.500%	167,707	168,045

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3032 Class PZ
09/15/2035	5.800%	405,635	415,356
CMO Series 3121 Class EZ
03/15/2036	6.000%	59,548	62,259
CMO Series 3181 Class AZ
07/15/2036	6.500%	22,462	23,540
CMO Series 353 Class 300
12/15/2046	3.000%	4,500,713	4,011,737
CMO Series 3740 Class BA
10/15/2040	4.000%	981,231	941,291
CMO Series 3747 Class HY
10/15/2040	4.500%	2,524,159	2,512,971
CMO Series 3753 Class KZ
11/15/2040	4.500%	4,257,933	4,217,434
CMO Series 3769 Class ZC
12/15/2040	4.500%	2,149,612	2,130,840
CMO Series 3841 Class JZ
04/15/2041	5.000%	193,369	193,810
CMO Series 3888 Class ZG
07/15/2041	4.000%	407,784	390,814
CMO Series 3926 Class NY
09/15/2041	4.000%	350,123	337,912
CMO Series 3928 Class MB
09/15/2041	4.500%	710,981	689,382
CMO Series 3934 Class CB
10/15/2041	4.000%	2,298,884	2,207,305
CMO Series 3982 Class TZ
01/15/2042	4.000%	901,821	860,480
CMO Series 4027 Class AB
12/15/2040	4.000%	986,800	960,105
CMO Series 4057 Class ZB
06/15/2042	3.500%	4,868,399	4,571,414
CMO Series 4057 Class ZL
06/15/2042	3.500%	5,312,631	4,996,717
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	6,008,418
CMO Series 4440 Class ZX
01/15/2045	4.000%	12,534,262	11,805,001
CMO Series 4463 Class ZA
04/15/2045	4.000%	3,912,598	3,758,387
CMO Series 4495 Class PA
09/15/2043	3.500%	83,102	81,791
CMO Series 4682 Class HZ
04/15/2047	3.500%	2,670,143	2,438,940
CMO Series 4771 Class HZ
03/15/2048	3.500%	10,306,988	9,286,554
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4787 Class PY
05/15/2048	4.000%	912,389	853,792
CMO Series 4793 Class CD
06/15/2048	3.000%	762,779	678,172
CMO Series 4839 Class A
04/15/2051	4.000%	2,304,415	2,182,604
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,148,581	1,005,937
Federal Home Loan Mortgage Corp.(b),(e)
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/15/2043	1.653%	9,273,614	815,886
CMO Series 2013-4258 Class SJ
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/15/2043	2.203%	2,488,826	385,130
CMO Series 2014-4313 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/15/2039	1.703%	3,270,204	276,823
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	1.503%	5,193,224	501,036
CMO Series 274 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2042	1.553%	6,450,477	680,032
CMO Series 279 Class S6
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.603%	4,459,156	439,922
CMO Series 299 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2043	1.553%	2,642,749	277,825
CMO Series 300 Class S1
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 01/15/2043	1.653%	6,727,616	705,873
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	1.503%	10,992,307	1,117,903
CMO Series 336 Class 30
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2044	1.603%	4,557,067	486,044
CMO Series 3404 Class AS
-1.0 x 30-day Average SOFR + 5.781% Cap 5.895% 01/15/2038	1.448%	1,163,063	105,809
CMO Series 3578 Class DI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 04/15/2036	2.203%	1,680,922	132,148
CMO Series 3833 Class LI
-1.0 x 30-day Average SOFR + 0.286% 10/15/2040	2.185%	3,927,304	357,384
CMO Series 3892 Class SC
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2041	1.503%	2,417,135	227,487
CMO Series 3997 Class SK
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/15/2041	2.153%	3,320,220	220,207
CMO Series 4087 Class SC
-1.0 x 30-day Average SOFR + 5.436% Cap 5.550% 07/15/2042	1.103%	3,174,812	226,539
CMO Series 4281 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2043	1.653%	5,300,015	439,061
CMO Series 4635 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2046	1.653%	7,755,667	486,971
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4910 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.614%	13,643,099	1,783,385
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.603%	6,099,879	608,773
CMO STRIPS Series 337 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2044	1.603%	7,532,723	749,170
Federal Home Loan Mortgage Corp.(q)
12/01/2054	5.000%	14,000,000	13,558,572
Federal Home Loan Mortgage Corp.(b)
CMO Series 2380 Class F
30-day Average SOFR + 0.564% Floor 0.450%, Cap 8.500% 11/15/2031	4.897%	24,430	24,410
CMO Series 2557 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 01/15/2033	4.847%	63,149	63,072
CMO Series 2962 Class PF
30-day Average SOFR + 0.364% Floor 0.250%, Cap 7.000% 03/15/2035	4.697%	22,540	22,500
CMO Series 2981 Class FU
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 05/15/2030	4.647%	112,677	111,945
CMO Series 3065 Class EB
-3.0 x 30-day Average SOFR + 19.547% Cap 19.890% 11/15/2035	6.550%	242,838	261,637
CMO Series 3081 Class GC
-3.7 x 30-day Average SOFR + 23.414% Cap 23.833% 12/15/2035	7.529%	375,298	405,431

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3085 Class FV
30-day Average SOFR + 0.814% Floor 0.700%, Cap 8.000% 08/15/2035	5.147%	327,391	328,363
CMO Series 3564 Class FC
30-day Average SOFR + 1.364% Floor 1.250%, Cap 6.500% 01/15/2037	5.677%	141,389	143,019
CMO Series 3680 Class FA
30-day Average SOFR + 1.114% Floor 1.000%, Cap 6.000% 06/15/2040	5.447%	411,690	411,990
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	15,264	14,482
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	4.850%	516,940	512,918
Federal Home Loan Mortgage Corp.(e)
CMO Series 303 Class C21
01/15/2043	4.000%	8,295,713	1,306,842
CMO Series 303 Class C30
12/15/2042	4.500%	5,314,880	796,054
CMO Series 364 Class C15
12/15/2046	3.500%	3,549,797	546,653
CMO Series 4146 Class IA
12/15/2032	3.500%	3,214,639	269,721
CMO Series 4186 Class IB
03/15/2033	3.000%	3,259,443	238,367
CMO Series 4627 Class PI
05/15/2044	3.500%	808,235	15,472
CMO Series 4698 Class BI
07/15/2047	5.000%	9,409,509	1,876,585
CMO Series 5048 Class HI
01/15/2042	4.500%	2,335,047	451,805
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	484,259
STRIPS
11/15/2052	4.000%	7,399,834	1,746,983
11/15/2052	4.500%	8,464,302	2,317,458
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 351 Class 213
02/15/2046	4.227%	253,022	44,342
CMO Series 364 Class 141
12/15/2046	2.752%	290,714	38,488
CMO Series 364 Class 151
12/15/2046	3.356%	279,715	42,245
CMO Series 364 Class 158
12/15/2046	3.751%	150,942	25,317
CMO Series 364 Class 167
12/15/2046	2.567%	271,083	30,287
CMO Series 364 Class C23
12/15/2046	2.947%	3,479,299	463,003
CMO Series 364 Class C24
12/15/2046	3.450%	1,953,864	305,877
CMO Series 364 Class C25
12/15/2046	4.074%	592,690	106,575
CMO Series 368 Class C15
01/25/2048	3.261%	3,673,117	507,308
CMO Series 5094 Class IO
12/15/2048	1.422%	12,364,478	974,786
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(e)
CMO Series K051 Class X1
09/25/2025	0.488%	13,627,505	12,800
CMO Series K058 Class X1
08/25/2026	0.898%	2,219,876	18,893
CMO Series KW02 Class X1
12/25/2026	0.111%	7,110,553	9,146
Federal Home Loan Mortgage Corp. REMICS(b),(e)
CMO Series 204236 Class IS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2043	1.553%	8,749,145	874,767
CMO Series 204419 Class BS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2053	1.603%	23,471,142	2,773,918
CMO Series 204461 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 04/15/2045	1.753%	4,824,072	592,174
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 204839 Class WS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/15/2056	1.653%	34,343,633	4,697,285
CMO Series 4942 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 01/25/2050	1.614%	9,603,308	1,076,709
Federal Home Loan Mortgage Corp. REMICS(e)
CMO Series 204695 Class OI
06/15/2047	4.000%	2,585,920	453,949
CMO Series 204864 Class IU
12/15/2048	4.500%	2,426,897	465,115
CMO Series 205012 Class MI
09/25/2050	4.000%	8,106,390	1,668,610
CMO Series 205038 Class ID
11/25/2050	3.500%	26,377,065	4,731,178
CMO Series 4257 Class IK
12/15/2042	4.000%	2,810,557	452,287
CMO Series 4999 Class IA
08/25/2050	4.500%	23,115,895	5,102,496
CMO Series 5043 Class IO
11/25/2050	5.000%	13,934,971	3,610,310
CMO Series 5058 Class NI
06/25/2050	3.000%	13,740,577	2,271,977
CMO Series 5079 Class DI
02/25/2051	6.500%	7,829,758	1,371,616
CMO Series 5081 Class PI
03/25/2051	3.000%	39,654,171	6,701,230
CMO Series 5088 Class IB
03/25/2051	2.500%	22,807,642	3,374,861
CMO Series 5095 Class AI
04/25/2051	3.500%	18,588,668	3,291,204
CMO Series 5113 Class MI
06/25/2051	3.500%	16,423,092	3,187,270
CMO Series 5115 Class GI
09/25/2050	3.000%	9,724,007	1,582,885
CMO Series 5148 Class EI
10/25/2051	3.000%	40,195,810	6,464,459
CMO Series 5153 Class JI
10/25/2051	3.500%	7,412,334	1,360,600
CMO Series 5217 Class PI
04/25/2052	3.500%	4,668,442	439,635
CMO Series 5223 Class IM
02/25/2042	5.500%	7,915,089	1,254,213
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS
CMO Series 3843 Class JZ
04/15/2041	5.100%	1,129,353	1,126,608
CMO Series 4372 Class Z
08/15/2044	3.000%	2,683,854	2,421,507
CMO Series 4402 Class YB
10/15/2044	3.000%	2,130,752	1,917,563
CMO Series 4612 Class HZ
08/15/2046	2.500%	7,453,626	6,165,434
CMO Series 4753 Class VZ
12/15/2047	3.000%	1,245,735	968,246
CMO Series 4755 Class Z
02/15/2048	3.000%	1,245,735	1,082,952
CMO Series 4765 Class PZ
01/15/2048	3.000%	3,737,037	2,853,133
CMO Series 5237 Class GA
09/25/2046	4.000%	1,884,417	1,827,344
Federal Home Loan Mortgage Corp. REMICS(d),(e)
CMO Series 5065 Class EI
11/25/2044	5.353%	1,122,278	213,007
Federal National Mortgage Association
09/01/2025- 08/01/2027	8.000%	1,274	1,280
03/01/2026- 03/01/2053	7.000%	926,756	968,911
04/01/2027- 06/01/2032	7.500%	12,196	12,489
05/01/2029- 12/01/2054	6.000%	71,511,091	72,355,493
03/01/2033- 09/01/2053	5.500%	84,945,748	84,271,578
09/01/2033- 10/01/2053	3.000%	263,268,732	225,201,092
10/01/2033- 12/01/2052	3.500%	137,097,520	122,980,224
02/01/2037- 06/01/2062	2.500%	308,044,602	253,213,337
07/01/2039- 08/01/2053	5.000%	104,126,633	101,144,245
08/01/2040- 04/01/2052	2.000%	268,537,321	210,978,460
10/01/2040- 06/01/2056	4.500%	102,106,560	96,592,300
02/01/2041- 11/01/2052	4.000%	90,989,270	84,383,414
11/01/2050- 11/01/2051	1.500%	43,394,338	31,998,645
01/01/2053- 01/01/2054	6.500%	6,526,242	6,706,739
CMO Series 2003-22 Class Z
04/25/2033	6.000%	62,715	64,992

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-33 Class PT
05/25/2033	4.500%	2,628	2,584
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	323,302	335,978
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,250,596	1,182,165
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	2,452,860	2,385,517
CMO Series 2011-53 Class WT
06/25/2041	4.500%	211,243	210,661
CMO Series 2011-87 Class GB
09/25/2041	4.500%	7,000,000	6,815,669
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	8,535,285	7,968,389
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	6,573,500	6,127,319
CMO Series 2012-94
09/25/2042	3.500%	7,752,913	7,247,264
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,247,601	1,200,209
CMO Series 2013-66 Class AP
05/25/2043	6.000%	38,654	36,096
CMO Series 2018-38 Class PA
06/25/2047	3.500%	335,899	324,357
CMO Series 2018-64 Class ET
09/25/2048	3.000%	2,236,208	1,989,059
CMO Series 2018-94D Class KD
12/25/2048	3.500%	584,807	522,691
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	2,862,170	2,669,297
CMO Series 98-17 Class Z
04/18/2028	6.500%	6,616	6,602
Federal National Mortgage Association(r)
04/01/2051	2.000%	13,901,318	10,876,810
Federal National Mortgage Association(q)
03/01/2052	2.000%	25,670,079	19,982,707
Federal National Mortgage Association(b),(e)
CMO Series 2004-29 Class PS
-1.0 x 30-day Average SOFR + 7.486% Cap 7.600% 05/25/2034	3.164%	738,934	87,413
CMO Series 2006-43 Class SJ
-1.0 x 30-day Average SOFR + 6.476% Cap 6.590% 06/25/2036	2.154%	571,929	59,217
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-100 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 12/25/2039	1.764%	1,883,378	199,337
CMO Series 2009-87 Class NS
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 11/25/2039	1.814%	2,582,386	221,806
CMO Series 2010-131 Class SA
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/25/2040	2.164%	2,382,920	299,890
CMO Series 2010-21 Class SA
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 03/25/2040	1.814%	4,120,061	288,358
CMO Series 2010-57 Class SA
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/25/2040	2.014%	1,039,328	104,460
CMO Series 2011-131 Class ST
-1.0 x 30-day Average SOFR + 6.426% Cap 6.540% 12/25/2041	2.104%	13,678,574	1,996,739
CMO Series 2011-47 Class GS
-1.0 x 30-day Average SOFR + 5.816% Cap 5.930% 06/25/2041	1.494%	3,404,154	295,570
CMO Series 2012-17 Class MS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2027	2.264%	167,134	1,799
CMO Series 2013-10 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2043	1.714%	3,161,582	330,044
CMO Series 2013-124 Class SB
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 12/25/2043	1.514%	10,263,939	1,093,723
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-19 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2041	1.764%	2,469,584	187,103
CMO Series 2013-34 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	1.714%	9,121,333	1,134,629
CMO Series 2014-40 Class HS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 07/25/2044	2.264%	2,341,046	325,093
CMO Series 2014-52 Class SL
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2044	1.664%	4,008,043	427,167
CMO Series 2015-81 Class SD
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 01/25/2037	2.264%	2,101,087	149,611
CMO Series 2016-19 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2046	1.664%	3,037,395	231,589
CMO Series 2016-32 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2034	1.664%	1,396,599	118,740
CMO Series 2016-60 Class QS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	1.664%	3,963,625	270,083
CMO Series 2016-60 Class SD
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	1.664%	14,089,646	966,960
CMO Series 2016-60 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2046	1.814%	3,990,087	356,427
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-82 Class SG
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/25/2046	1.664%	5,543,935	377,027
CMO Series 2016-88 Class BS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/25/2046	1.664%	9,836,247	1,044,319
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	2.214%	2,330,141	175,586
CMO Series 2017-26 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2047	1.714%	3,720,336	218,119
CMO Series 2017-57 Class SD
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 08/25/2047	0.000%	4,940,767	143,650
CMO Series 2018-43 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2038	1.814%	3,179,542	298,298
CMO Series 2018-61 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 08/25/2048	1.764%	2,322,428	172,222
CMO Series 2019-35 Class SH
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2049	1.714%	9,716,726	779,239
CMO Series 2019-39 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/25/2049	1.664%	9,278,736	814,192
Federal National Mortgage Association(b)
CMO Series 2004-93 Class FC
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 12/25/2034	4.637%	142,373	141,445

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-71 Class SH
-2.6 x 30-day Average SOFR + 15.437% Cap 15.738% 05/25/2035	4.101%	103,899	105,918
CMO Series 2007-90 Class F
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 09/25/2037	4.927%	6,525	6,499
CMO Series 2007-W7 Class 1A4
-6.0 x 30-day Average SOFR + 38.493% Cap 39.180% 07/25/2037	12.561%	34,051	44,023
CMO Series 2008-15 Class AS
-5.0 x 30-day Average SOFR + 32.428% Cap 33.000% 08/25/2036	10.818%	161,497	210,537
CMO Series 2010-142 Class HS
-2.0 x 30-day Average SOFR + 9.771% Cap 10.000% 12/25/2040	1.146%	452,249	295,819
CMO Series 2010-150 Class FL
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 10/25/2040	4.986%	78,749	78,334
CMO Series 2012-1 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 02/25/2042	4.937%	574,870	565,501
CMO Series 2012-115 Class MT
-3.0 x 30-day Average SOFR + 13.157% Cap 4.500% 10/25/2042	0.219%	310,600	207,481
CMO Series 2016-32 Class GT
-4.5 x 30-day Average SOFR + 17.485% Cap 4.500% 01/25/2043	0.000%	32,299	20,124
Federal National Mortgage Association(e)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	2,705,332	236,807
CMO Series 2013-23 Class AI
03/25/2043	5.000%	3,833,723	614,480
CMO Series 2013-35 Class IB
04/25/2033	3.000%	3,686,324	288,849
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-41 Class HI
02/25/2033	3.000%	3,698,101	189,386
CMO Series 2015-54 Class GI
07/25/2045	5.500%	17,412,192	2,539,429
CMO Series 2020-42 Class AI
06/25/2050	2.500%	16,130,414	1,664,089
CMO Series 2020-72 Class LI
12/25/2040	5.000%	4,105,898	787,166
CMO Series 20434 Class C24
06/25/2053	4.500%	28,379,264	6,768,352
CMO Series 385 Class 8
12/25/2037	5.500%	1,407,976	258,735
CMO Series 426 Class C58
03/25/2052	3.000%	32,495,683	5,547,403
CMO Series 427 Class C17
01/25/2035	3.000%	8,710,607	787,217
CMO Series 427 Class C57
02/25/2032	2.500%	45,435,569	2,616,639
STRIPS
01/25/2052	4.500%	2,297,959	591,489
Federal National Mortgage Association(d),(e)
CMO Series 2021-24 Class IO
03/25/2059	1.092%	7,860,049	530,915
Federal National Mortgage Association REMICS
CMO Series 2010-136 Class CY
12/25/2040	4.000%	1,294,767	1,256,402
CMO Series 2012-105 Class Z
10/25/2042	3.500%	2,242,015	2,092,476
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	2,984,377	2,701,525
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	14,148,217	12,579,951
CMO Series 2018-11 Class BX
12/25/2047	4.000%	7,830,464	7,358,757
CMO Series 2019-70 Class CB
12/25/2049	3.500%	2,317,172	2,078,516
CMO Series 2020-46 Class JG
07/25/2050	2.000%	1,850,869	1,500,089
Federal National Mortgage Association REMICS(e)
CMO Series 2013-10 Class GI
02/25/2033	3.000%	5,406,706	388,924
CMO Series 2015-86 Class MI
11/25/2045	5.500%	5,020,303	773,918
CMO Series 2017-54 Class ID
07/25/2047	4.000%	2,053,142	356,663
CMO Series 2020-47 Class DI
07/25/2050	4.000%	39,687,146	7,751,602
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-74 Class HI
10/25/2050	5.500%	4,116,277	732,468
CMO Series 2020-99 Class IB
05/25/2050	3.500%	11,163,103	2,040,005
CMO Series 2021-1 Class IB
02/25/2061	3.500%	11,786,435	2,050,183
CMO Series 2021-74 Class LI
11/25/2051	3.500%	19,569,769	4,149,006
CMO Series 2021-94 Class AI
01/25/2052	3.000%	23,414,367	3,920,450
CMO Series 2022-38 Class IH
07/25/2052	4.500%	2,777,777	598,935
CMO Series 2022-5 Class LI
02/25/2052	3.000%	25,400,944	3,059,978
Federal National Mortgage Association REMICS(b),(e)
CMO Series 2013-136 Class SB
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 01/25/2044	1.464%	8,475,220	867,768
CMO Series 2017-14 Class DS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 03/25/2047	1.614%	7,491,693	875,691
CMO Series 2017-38 Class S
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2047	1.664%	12,896,185	1,501,726
CMO Series 2018-45 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 06/25/2048	1.764%	9,498,642	1,119,862
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.614%	31,927,909	3,432,052
CMO Series 3908 Class XS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/15/2039	2.003%	6,822,524	710,076
Freddie Mac REMICS(b),(e)
CMO Series 4715 Class JS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/15/2047	1.703%	4,443,416	526,843
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(e)
CMO Series 5093 Class IV
12/25/2050	4.500%	7,964,888	1,864,999
CMO Series 5093 Class VI
12/25/2050	4.500%	13,622,957	3,189,851
Government National Mortgage Association
05/15/2040- 05/20/2053	5.000%	5,338,917	5,220,005
05/20/2041- 10/20/2054	4.500%	42,094,559	39,943,675
02/15/2042- 07/20/2053	4.000%	15,340,561	14,148,360
08/20/2042- 10/20/2052	3.500%	63,018,429	56,767,527
12/20/2046- 06/20/2052	3.000%	85,487,618	74,579,054
10/20/2049- 04/20/2052	2.500%	65,404,790	54,847,317
12/20/2050- 03/20/2052	2.000%	38,048,100	30,572,657
01/20/2053- 04/20/2053	5.500%	34,014,254	33,892,730
04/20/2053	6.000%	9,794,365	9,955,551
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,811,555	1,864,983
CMO Series 2009-104 Class YD
11/20/2039	5.000%	1,075,809	1,087,813
CMO Series 2009-55 Class LX
07/20/2039	5.000%	1,325,532	1,328,227
CMO Series 2009-67 Class DB
08/20/2039	5.000%	1,467,451	1,477,310
CMO Series 2010-108 Class WL
04/16/2040	4.000%	1,481,677	1,448,184
CMO Series 2010-120 Class AY
09/20/2040	4.000%	1,379,533	1,337,382
CMO Series 2010-135 Class PE
10/16/2040	4.000%	3,170,698	3,105,693
CMO Series 2014-3 Class EP
02/16/2043	2.750%	3,628,948	3,460,647
CMO Series 2016-111 Class PB
08/20/2046	2.500%	1,097,000	783,672
CMO Series 2018-1 Class LZ
01/20/2048	3.000%	4,612,824	3,635,462
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,264,726	1,120,830
CMO Series 2018-147 Class BZ
10/20/2048	3.500%	4,201,274	3,958,686
CMO Series 2018-53 Class AL
11/20/2045	3.500%	637,636	617,877

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-111 Class ZL
08/20/2053	6.000%	3,109,176	3,157,580
Government National Mortgage Association(b)
1-year CMT + 1.140% 03/20/2066	5.340%	26,698	26,904
1-year CMT + 0.819% 04/20/2066	5.011%	100,048	100,742
CMO Series 2006-37 Class AS
-6.0 x 1-month Term SOFR + 38.973% Cap 39.660% 07/20/2036	13.027%	374,292	506,351
CMO Series 2010-H03 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.690% 03/20/2060	4.989%	82,821	83,234
CMO Series 2010-H26 Class LF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 13.898% 08/20/2058	4.783%	13,340	13,354
CMO Series 2012-H20 Class BA
1-month Term SOFR + 0.814% Floor 0.700%, Cap 10.500% 09/20/2062	4.993%	22,114	22,238
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	5.133%	1,734	1,734
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	5.083%	1,545	1,545
CMO Series 2012-H25 Class FA
1-month Term SOFR + 0.814% Floor 0.700% 12/20/2061	5.133%	27,871	27,756
CMO Series 2013-H02 Class FD
1-month Term SOFR + 0.454% Floor 0.340%, Cap 10.500% 12/20/2062	4.773%	38,737	38,800
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	4.839%	1,895	1,878
CMO Series 2013-H08 Class BF
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.000% 03/20/2063	4.833%	314,662	314,698
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H14 Class FD
1-month Term SOFR + 0.584% Floor 0.470%, Cap 11.000% 06/20/2063	4.903%	137,051	137,575
CMO Series 2013-H17 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 11.000% 07/20/2063	4.983%	19,657	19,753
CMO Series 2013-H18 Class EA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.190% 07/20/2063	4.933%	10,015	10,064
CMO Series 2013-H19 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2063	5.033%	140,447	141,261
CMO Series 2015-H26 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2065	5.033%	12,203	12,246
CMO Series 2017-H03 Class FB
1-month Term SOFR + 0.764% Floor 0.650%, Cap 15.000% 06/20/2066	5.083%	222,341	223,637
CMO Series 2018-H04 Class FM
1-month Term SOFR + 0.414% Floor 0.300%, Cap 11.000% 03/20/2068	4.733%	821,538	822,432
CMO Series 2019-H01 Class FL
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 12/20/2068	4.883%	166,673	167,186
CMO Series 2019-H10 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 05/20/2069	4.833%	632,283	633,849
CMO Series 2020-H13 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 08/20/2070	4.833%	1,042,805	1,044,953
CMO Series 2022-201 Class FB
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 11/20/2052	5.578%	2,724,574	2,705,209
CMO Series 2022-H01 Class FE
1-month Term SOFR + 0.614% Floor 0.500%, Cap 99.000% 01/20/2072	4.828%	7,457,639	7,432,063
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-H09 Class EF
30-day Average SOFR + 0.450% Floor 0.450%, Cap 11.000% 04/20/2072	4.778%	2,247,978	2,239,664
CMO Series 2022-H09 Class GF
30-day Average SOFR + 0.700% Floor 0.700% 04/20/2072	5.028%	2,188,598	2,188,922
CMO Series 2022-H22 Class FE
30-day Average SOFR + 1.040% Floor 1.040%, Cap 7.500% 09/20/2072	5.368%	1,849,835	1,853,038
CMO Series 2024-97 Class FW
30-day Average SOFR + 1.150% Floor 1.150%, Cap 6.500% 06/20/2054	5.478%	4,612,969	4,585,822
Government National Mortgage Association(b),(e)
CMO Series 2010-31 Class ES
-1.0 x 1-month Term SOFR + 4.886% Cap 5.000% 03/20/2040	0.561%	5,443,673	324,881
CMO Series 2011-13 Class S
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 01/16/2041	1.507%	3,459,159	303,245
CMO Series 2011-30 Class SB
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 02/20/2041	2.161%	1,625,412	156,082
CMO Series 2015-155 Class SA
-1.0 x 1-month Term SOFR + 5.586% Cap 5.700% 10/20/2045	1.261%	2,361,378	221,349
CMO Series 2017-93 Class CS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2047	1.761%	7,209,129	995,857
CMO Series 2019-123 Class SP
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2049	1.661%	9,913,342	863,039
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-13 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	1.661%	7,667,795	888,185
CMO Series 2019-30 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.611%	12,519,879	1,304,166
CMO Series 2019-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	1.661%	6,523,569	587,372
CMO Series 2019-86 Class SG
-1.0 x 1-month Term SOFR + 5.486% Cap 5.600% 07/20/2049	1.161%	2,927,580	180,805
CMO Series 2020-112 Class SB
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	1.811%	2,229,048	294,295
CMO Series 2021-49 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.861%	17,570,893	2,266,169
Government National Mortgage Association(d)
CMO Series 2010-H17 Class XQ
07/20/2060	5.145%	1,381	1,398
CMO Series 2017-H04 Class DA
12/20/2066	4.461%	295	292
Series 2003-72 Class Z
11/16/2045	5.431%	146,878	146,505
Government National Mortgage Association(e)
CMO Series 2013-3 Class IT
01/20/2043	5.000%	2,597,716	559,351
CMO Series 2016-88 Class PI
07/20/2046	4.000%	4,876,219	825,550
CMO Series 2016-89 Class HI
07/20/2046	3.500%	1,816,849	309,887
CMO Series 2017-101 Class AI
07/20/2047	4.000%	3,239,142	544,271
CMO Series 2017-52 Class AI
04/20/2047	6.000%	2,287,625	342,582
CMO Series 2017-68 Class TI
05/20/2047	5.500%	900,078	132,977

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-88 Class JI
09/20/2046	5.500%	1,444,919	250,572
CMO Series 2019-110 Class PI
09/20/2049	3.500%	18,916,563	3,640,506
CMO Series 2019-99 Class AI
08/16/2049	4.000%	4,701,078	980,906
CMO Series 2020-129 Class GI
09/20/2050	3.000%	22,983,975	3,829,546
CMO Series 2020-134 Class AI
09/20/2050	3.000%	8,368,584	1,309,267
CMO Series 2021-57 Class IA
12/20/2050	2.500%	2,803,581	408,996
CMO Series 2021-7 Class BI
01/20/2051	2.000%	37,037,991	4,171,737
CMO Series 2021-7 Class QI
01/20/2051	2.500%	7,063,228	1,036,168
CMO Series 2021-81 Class IM
05/20/2051	3.500%	3,227,714	599,297
CMO Series 2022-125 Class PI
07/20/2052	5.000%	8,691,863	1,566,955
CMO Series 2023-70 Class JI
06/20/2052	5.500%	2,219,240	380,725
CMO Series 2024-97 Class IO
02/20/2053	5.000%	31,435,127	7,206,273
Government National Mortgage Association(d),(e)
CMO Series 2014-150 Class IO
07/16/2056	0.424%	8,493,143	173,883
CMO Series 2014-H05 Class AI
02/20/2064	1.504%	1,943,289	60,675
CMO Series 2014-H14 Class BI
06/20/2064	1.647%	2,870,506	68,048
CMO Series 2014-H15 Class HI
05/20/2064	1.446%	1,129,675	51,222
CMO Series 2014-H20 Class HI
10/20/2064	1.375%	320,496	20,904
CMO Series 2015-163 Class IO
12/16/2057	0.731%	1,517,829	54,587
CMO Series 2015-189 Class IG
01/16/2057	0.601%	5,810,726	155,525
CMO Series 2015-30 Class IO
07/16/2056	0.718%	2,120,016	82,589
CMO Series 2015-32 Class IO
09/16/2049	0.572%	3,477,830	73,190
CMO Series 2015-73 Class IO
11/16/2055	0.406%	1,116,513	13,193
Residential Mortgage-Backed Securities - Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-9 Class IO
02/16/2049	0.507%	6,133,255	108,549
CMO Series 2015-H22 Class BI
09/20/2065	1.751%	925,373	34,512
CMO Series 2016-72 Class IO
12/16/2055	0.721%	5,265,294	148,653
CMO Series 2020-171 Class IO
10/16/2060	0.957%	5,799,491	401,452
CMO Series 2020-32 Class IA
03/16/2047	4.033%	7,706,407	1,433,879
CMO Series 2021-33 Class IO
10/16/2062	0.843%	7,561,941	484,016
CMO Series 2021-40 Class IO
02/16/2063	0.822%	6,581,043	404,473
CMO Series 2021-H03 Class IO
04/20/2070	0.000%	7,997,794	32,821
CMO Series 2021-H08 Class IA
01/20/2068	0.008%	1,163,825	6,206
Government National Mortgage Association TBA(c)
06/20/2054	2.500%	54,675,000	45,796,027
06/20/2054	4.500%	39,800,000	37,543,317
06/20/2054	5.000%	54,440,000	52,806,532
06/20/2054	5.500%	76,329,000	75,777,403
06/23/2055	4.000%	42,625,000	39,027,048
07/21/2055	6.000%	6,675,000	6,728,726
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	3,614,171	3,388,489
Uniform Mortgage-Backed Security TBA(c)
06/13/2054- 07/15/2054	2.000%	68,550,000	53,262,288
06/13/2054- 07/14/2055	2.500%	30,375,000	24,737,120
06/13/2054	3.000%	20,750,000	17,652,878
06/13/2054	4.000%	75,000,000	68,705,171
06/13/2054	4.500%	43,025,000	40,574,827
06/13/2054- 07/14/2055	5.500%	86,827,000	85,923,104
06/12/2055	3.500%	97,125,000	86,079,191
06/12/2055	5.000%	96,825,000	93,712,674
07/14/2055	6.000%	4,696,000	4,735,970
Total Residential Mortgage-Backed Securities - Agency (Cost $3,776,776,886)			3,615,746,386

Residential Mortgage-Backed Securities - Non-Agency 5.0%

ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month Term SOFR + 0.594% Floor 0.480% 04/25/2036	4.919%	6,341,740	5,823,546
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a),(n)
CMO Series 2019-F Class A1
07/25/2059	2.860%	2,796,173	2,703,653
Angel Oak Mortgage Trust(a),(n)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	14,206,107	13,934,481
Arroyo Mortgage Trust(a)
CMO Series 2022-1 Class A3
12/25/2056	3.650%	1,000,000	792,392
ATLX Trust(a),(n)
CMO Series 2024-RPL1 Class A1
04/25/2064	3.850%	3,846,616	3,697,450
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	183,959	153,829
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	265,139	238,377
Banc of America Funding Trust(s)
CMO Series 2006-D Class 3A1
05/20/2036	4.914%	526,376	467,390
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month Term SOFR + 0.534% Floor 0.420% 05/20/2047	4.859%	1,140,570	1,040,396
Bayview MSR Opportunity Master Fund Trust(a),(d)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.482%	919,112	781,642
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.397%	1,389,772	1,137,902
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-3A Class M1C
30-day Average SOFR + 1.550% Floor 1.550% 09/25/2031	5.872%	2,200,000	2,203,850
CMO Series 2022-1 Class M1C
30-day Average SOFR + 3.700% Floor 3.700% 01/26/2032	8.021%	2,500,000	2,558,886
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month Term SOFR + 0.264% Floor 0.150%, Cap 12.500% 08/25/2036	4.739%	908,226	873,533
CMO Series 2006-NC3 Class A4
1-month Term SOFR + 0.354% Floor 0.240%, Cap 12.500% 08/25/2036	4.919%	9,300,000	7,707,587
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Home Lending Mortgage Trust(a),(d)
CMO Series 2024-6 Class A9A
05/25/2055	6.000%	1,387,811	1,380,113
CMO Series 2024-8 Class B3
08/25/2055	7.123%	1,487,341	1,533,243
CMO Series 2024-RPL2 Class A1A
08/25/2064	3.250%	1,163,830	1,025,810
Chase Mortgage Finance Corp.(a),(d)
Subordinated CMO Series 2019-1 Class B2
03/25/2050	3.885%	870,618	771,024
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.750%	153,828	140,336
CIM Group(a),(d)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	4,584,703	4,062,356
CIM Trust(a),(d)
CMO Series 2019-J2 Class B1
10/25/2049	3.762%	770,612	688,877
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,009,931
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	3,067,820	2,718,658
CMO Series 2021-R3 Class A1
06/25/2057	1.951%	3,803,338	3,423,811
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	5,380,149	4,883,963
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	4,158,394	4,113,843
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	10,178,448	9,589,335
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	8,723,219	8,147,400
CMO Series 2024-R1 Class A1
06/25/2064	4.750%	2,613,935	2,578,116
CIM Trust(a),(n)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	10,638,213	10,443,987
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	169,585	172,406
Citigroup Mortgage Loan Trust(a),(d)
CMO Series 2025-INV1 Class A20
01/25/2055	6.000%	1,428,948	1,424,594
CMO Series 2025-RP1 Class A1
01/25/2064	4.199%	11,050,812	10,106,728
CMO Series 2025-RP1 Class A2
01/25/2064	3.977%	490,540	349,591

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-RP1 Class B1
01/25/2064	3.977%	196,216	111,408
CMO Series 2025-RP1 Class B2
01/25/2064	3.977%	124,284	61,686
CMO Series 2025-RP1 Class B3
01/25/2064	0.155%	156,973	66,637
CMO Series 2025-RP1 Class B4
01/25/2064	4.199%	149,219	46,239
CMO Series 2025-RP1 Class M1
01/25/2064	3.977%	418,608	289,267
CMO Series 2025-RP1 Class M2
01/25/2064	3.977%	261,594	165,751
CMO Series 2025-RP1 Class X
01/25/2064	0.000%	12,907,260	1,291
Citigroup Mortgage Loan Trust(a),(d),(f)
CMO Series 2025-RP1 Class SA
01/25/2064	0.000%	22,869	20,242
Citigroup Mortgage Loan Trust, Inc.(a),(d)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.769%	443,480	365,931
Connecticut Avenue Securities(a),(b)
CMO Series 2023-R07 Class 2M2
30-day Average SOFR + 3.250% 09/25/2043	7.572%	3,400,000	3,540,200
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-SBT1 Class 1M2
30-day Average SOFR + 3.764% 02/25/2040	8.087%	1,500,000	1,560,981
CMO Series 2020-SBT1 Class 2M2
30-day Average SOFR + 3.764% 02/25/2040	8.087%	3,500,000	3,641,094
CMO Series 2022-R07 Class 1M2
30-day Average SOFR + 4.650% 06/25/2042	8.972%	2,700,000	2,873,343
CMO Series 2023-R01 Class 1M2
30-day Average SOFR + 3.750% 12/25/2042	8.072%	3,750,000	3,955,383
CMO Series 2024-R02 Class 1M2
30-day Average SOFR + 1.800% Floor 1.800% 02/25/2044	6.122%	1,500,000	1,513,628
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-R04 Class 1B1
30-day Average SOFR + 2.200% 05/25/2044	6.522%	3,400,000	3,430,229
CMO Series 2024-R04 Class 1M1
30-day Average SOFR + 1.100% 05/25/2044	5.422%	3,653,793	3,653,782
Subordinated CMO Series 2019-R05 Class 1B1
30-day Average SOFR + 4.214% 07/25/2039	8.537%	1,231,830	1,266,534
Subordinated CMO Series 2020-R02 Class 2B1
30-day Average SOFR + 3.114% 01/25/2040	7.437%	5,250,000	5,366,578
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	8.822%	1,000,000	1,039,569
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	9.572%	750,000	797,578
Subordinated CMO Series 2024-R03 Class 2B1
30-day Average SOFR + 2.800% 03/25/2044	7.122%	1,000,000	1,026,352
Countrywide Home Loan Mortgage Pass-Through Trust(d)
CMO Series 2007-HY5 Class 1A1
09/25/2047	5.315%	280,548	219,844
Credit Suisse Mortgage Capital Trust(a),(d)
CMO Series 2021-RP11 Class PT
10/25/2061	3.753%	6,818,956	5,393,515
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2022-ATH2 Class A1
05/25/2067	4.547%	5,314,580	5,228,985
CMO Series 2022-ATH3 Class A3
08/25/2067	6.567%	1,020,013	1,016,346
Credit-Based Asset Servicing & Securitization LLC(n)
CMO Series 2007-CB1 Class AF3
01/25/2037	3.171%	3,209,612	873,308
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	4,134,451	3,983,188
CMO Series 2021-NQM6 Class A1
07/25/2066	1.174%	6,359,876	5,286,642
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	10,863,643	9,754,690
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-RPL4 Class A1
04/25/2062	3.904%	2,214,663	2,111,113
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	281,892	212,207
CSMCM Trust Certificates(a),(d)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	1,190,329	1,062,563
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,432,861
Deephaven Residential Mortgage Trust(a),(n)
CMO Series 2024-1 Class A1
07/25/2069	5.735%	11,943,485	11,949,912
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,855,000	1,849,101
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month Term SOFR + 0.694% Floor 0.580%, Cap 11.000% 10/19/2045	5.021%	987,439	898,908
CMO Series 2006-AR2 Class 2A1A
1-month Term SOFR + 0.314% Floor 0.200% 10/19/2036	4.641%	1,646,417	1,084,883
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month Term SOFR + 0.324% Floor 0.210%, Cap 5.350% 12/25/2037	4.859%	1,054,159	959,152
CMO Series 2007-FF2 Class A2B
1-month Term SOFR + 0.214% Floor 0.100% 03/25/2037	4.639%	2,999,975	1,405,791
First Horizon Mortgage Pass-Through Trust(d)
CMO Series 2007-AR1 Class 1A1
05/25/2037	4.496%	197,240	82,070
Flagstar Mortgage Trust(a),(d)
Subordinated CMO Series 2019-2 Class B1
12/25/2049	4.000%	816,645	731,889
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.000%	873,417	782,304
Subordinated CMO Series 2021-12 Class B2
11/25/2051	2.967%	1,191,547	959,820
Freddie Mac Seasoned Credit Risk Transfer Trust(d)
CMO Series 2018-3 Class MA
08/25/2057	3.500%	4,945,842	4,750,028
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2022-DNA2 Class M2
30-day Average SOFR + 3.750% 02/25/2042	8.072%	4,500,000	4,684,042
CMO Series 2025-HQA1 Class M2
30-day Average SOFR + 1.650% 02/25/2045	5.972%	1,500,000	1,501,099
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.972%	557,805	560,885
CMO Series 2021-DNA6 Class M2
30-day Average SOFR + 1.500% 10/25/2041	5.822%	11,044,991	11,090,640
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	6.422%	2,410,000	2,429,738
CMO Series 2021-HQA4 Class M2
30-day Average SOFR + 2.350% 12/25/2041	6.672%	3,000,000	3,038,728
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	6.822%	4,875,000	4,965,008
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.222%	4,140,000	4,266,636
CMO Series 2022-DNA3 Class M2
30-day Average SOFR + 4.350% 04/25/2042	8.672%	5,500,000	5,798,210
CMO Series 2022-HQA3 Class M2
30-day Average SOFR + 5.350% 08/25/2042	9.672%	1,500,000	1,612,502
CMO Series 2024-HQA2 Class M2
30-day Average SOFR + 1.800% 08/25/2044	6.122%	3,500,000	3,514,386
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	7.722%	2,000,000	2,055,230

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-DNA7 Class M2
30-day Average SOFR + 1.800% 11/25/2041	6.122%	960,000	967,501
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	7.672%	620,000	631,472
Subordinated CMO Series 2022-DNA6 Class M2
30-day Average SOFR + 5.750% 09/25/2042	10.072%	6,000,000	6,571,871
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	8.322%	1,805,000	2,003,410
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	7.972%	710,000	733,884
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	9.072%	2,000,000	2,094,016
Galton Funding Mortgage Trust(a),(d)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,494,090	1,420,193
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	423,927	408,027
Subordinated CMO Series 2019-1 Class B2
02/25/2059	4.500%	841,288	804,900
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.222%	379,193	381,057
GS Mortgage Backed Securities Trust(a),(n)
CMO Series 2025-CES1 Class A1A
05/25/2055	5.568%	7,022,614	7,031,472
GS Mortgage-Backed Securities Corp. Trust(a),(d)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	7,547	6,979
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2021-PJ10 Class A8
03/25/2052	2.500%	710,250	626,260
CMO Series 2023-PJ4 Class A3
01/25/2054	6.000%	1,877,423	1,879,329
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.378%	943,431	774,186
GS Mortgage-Backed Securities Trust(a),(b)
CMO Series 2024-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 08/25/2054	5.954%	5,817,392	5,777,276
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.500% Floor 1.500% 01/25/2055	5.854%	3,894,137	3,896,446
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month Term SOFR + 0.984% Floor 0.870% 11/25/2034	5.309%	660,481	630,499
GSR Mortgage Loan Trust(d)
CMO Series 2006-AR2 Class 2A1
04/25/2036	4.663%	814,177	510,656
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	4.841%	5,020,288	3,804,922
HOMES Trust(a),(n)
CMO Series 2025-NQM1 Class A1
01/25/2070	5.554%	8,291,895	8,291,521
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 04/25/2047	4.999%	1,825,232	1,752,309
JPMorgan Mortgage Trust(a),(d)
CMO Series 2018-5 Class A13
10/25/2048	3.500%	790,230	706,471
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	117,706	105,367
CMO Series 2019-1 Class A3
05/25/2049	4.000%	196,154	178,686
CMO Series 2019-2 Class A3
08/25/2049	4.000%	54,300	50,382
CMO Series 2019-5 Class A3
11/25/2049	4.000%	133,452	121,901
CMO Series 2019-8 Class A15
03/25/2050	3.500%	110,047	98,523
CMO Series 2019-HYB1 Class B1
10/25/2049	4.989%	879,028	885,922
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	102,863	92,487
CMO Series 2019-LTV3 Class B3
03/25/2050	4.342%	1,491,347	1,359,075
CMO Series 2020-1 Class A15
06/25/2050	3.500%	359,516	320,204
CMO Series 2020-2 Class A15
07/25/2050	3.500%	233,520	202,810
CMO Series 2020-5 Class A15
12/25/2050	3.000%	173,215	145,135
CMO Series 2020-5 Class B1
12/25/2050	3.565%	887,825	774,622
CMO Series 2021-13 Class A3
04/25/2052	2.500%	8,732,316	6,946,285
CMO Series 2024-1 Class A9
06/25/2054	6.000%	976,766	971,348
CMO Series 2024-9 Class A9A
02/25/2055	5.500%	1,585,266	1,545,882
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.447%	359,868	323,271
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.783%	1,041,915	934,535
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.779%	471,889	416,035
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.049%	1,003,205	908,131
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.049%	836,004	760,507
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.450%	1,956,563	1,817,310
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.266%	852,193	785,182
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.394%	1,735,134	1,522,374
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.608%	1,119,121	1,059,016
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.686%	863,407	817,517
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.686%	719,506	677,693
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.492%	1,746,709	1,512,269
Subordinated CMO Series 2021-14 Class B2
05/25/2052	3.148%	1,378,143	1,137,732
Subordinated CMO Series 2023-10 Class B3
05/25/2054	6.311%	977,162	974,734
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2023-8 Class B3
02/25/2054	6.254%	1,949,060	1,937,413
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month Term SOFR + 0.864% 04/25/2046	5.191%	321,976	311,780
CMO Series 2023-HE2 Class A1
30-day Average SOFR + 1.700% 03/25/2054	6.590%	303,881	305,521
CMO Series 2023-HE3 Class A1
30-day Average SOFR + 1.600% 05/25/2054	5.944%	338,651	339,993
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.200% 10/25/2054	5.528%	638,262	636,152
JPMorgan Mortgage Trust(a)
CMO Series 2023-6 Class A2
12/26/2053	6.000%	962,381	963,772
JPMorgan Trust(a),(d)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.575%	315,834	294,321
Legacy Mortgage Asset Trust(a),(n)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	825,876	826,524
Lehman XS Trust(b)
CMO Series 2005-5N Class 3A1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2035	4.739%	107,223	106,736
CMO Series 2006-2N Class 1A1
1-month Term SOFR + 0.634% Floor 0.520% 02/25/2046	4.959%	943,167	842,875
LHOME Mortgage Trust(a),(n)
CMO Series 2024-RTL4 Class A1
07/25/2039	5.921%	2,000,000	2,002,449
CMO Series 2024-RTL5 Class A1
09/25/2039	5.323%	5,000,000	4,968,401
CMO Series 2025-RTL1 Class A1
01/25/2040	5.652%	5,100,000	5,087,103
LHOME Mortgage Trust(a),(d)
CMO Series 2025-RTL2 Class A1
04/25/2040	5.612%	3,000,000	2,989,999

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	4.739%	3,072,254	2,169,903
CMO Series 2006-11 Class 2A2
1-month Term SOFR + 0.214% Floor 0.100% 12/25/2036	4.639%	27,872,478	9,470,594
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	271,602	272,182
Mello Mortgage Capital Acceptance Trust(a),(d)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.957%	1,845,673	1,467,619
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month Term SOFR + 0.794% Floor 0.680% 04/25/2037	5.119%	14,659,441	5,625,437
MFA Trust(a),(n)
CMO Series 2025-NQM2 Class A1
05/27/2070	5.675%	8,300,000	8,309,723
Morgan Stanley Residential Mortgage Loan Trust(a),(d)
CMO Series 2024-INV4 Class A2
09/25/2054	5.500%	8,326,094	8,186,891
Subordinated CMO Series 2024-4 Class B3
09/25/2054	7.026%	1,486,129	1,513,876
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.500% 12/25/2035	4.959%	303,710	298,777
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month Term SOFR + 0.864% Floor 0.750% 01/25/2048	5.189%	590,107	579,984
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2024-NQM2 Class A1
09/25/2064	5.117%	7,814,347	7,745,622
New Residential Mortgage Loan Trust(a),(n)
CMO Series 2024-NQM3 Class A1
11/25/2064	5.466%	9,833,395	9,836,420
NLT Trust(a),(n)
CMO Series 2025-INV1 Class A1
02/25/2070	5.506%	7,714,013	7,724,956
CMO Series 2025-INV1 Class A2
02/25/2070	0.996%	864,595	866,275
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-INV1 Class A3
02/25/2070	5.860%	1,484,569	1,486,079
NLT Trust(a),(d),(e)
CMO Series 2025-INV1 Class AIOS
02/25/2070	0.399%	11,703,181	99,025
NLT Trust(a),(d)
CMO Series 2025-INV1 Class B1
02/25/2070	6.604%	443,000	430,236
CMO Series 2025-INV1 Class B2
02/25/2070	6.604%	348,000	327,423
CMO Series 2025-INV1 Class B3
02/25/2070	6.604%	218,000	195,053
CMO Series 2025-INV1 Class M1
02/25/2070	6.314%	631,000	629,455
NLT Trust(a),(d),(e),(i),(j)
CMO Series 2025-INV1 Class XS
02/25/2070	0.901%	11,703,181	392,057
NYMT Loan Trust(a),(d)
CMO Series 2024-CP1 Class A1
02/25/2068	3.750%	2,635,182	2,428,646
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.322%	1,168,518	1,175,079
Oaktown Re VII Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	7.254%	1,818,902	1,838,895
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	7.704%	2,000,000	2,055,380
OBX Trust(a),(d)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	14,976	14,721
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	70,427	64,136
OBX Trust(a),(b)
CMO Series 2025-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 02/25/2055	5.935%	6,396,259	6,366,075
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(n)
CMO Series 2025-NQM4 Class A1
02/25/2055	5.400%	4,829,395	4,817,800
CMO Series 2025-NQM8 Class A1
03/25/2065	5.472%	9,000,000	9,004,781
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-4 Class M2
1-month Term SOFR + 0.864% Floor 0.750% 11/25/2035	5.189%	11,526,000	11,351,373
PMT Issuer Trust(a),(b)
CMO Series 2024-FT1 Class A
1-month Term SOFR + 2.750% Floor 2.750% 12/25/2027	7.075%	10,000,000	9,980,835
PRET Trust(a),(d)
CMO Series 2024-RPL2 Class A1
06/25/2064	4.075%	3,517,445	3,331,274
Pretium Mortgage Credit Partners LLC(a),(n)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	3,916,455	3,899,558
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%	6,499,015	6,489,260
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%	13,780,000	13,726,863
PRPM LLC(a),(n)
CMO Series 2024-RPL2 Class A1
05/25/2054	3.500%	1,095,100	1,052,970
CMO Series 2025-RPL1 Class A1
03/25/2055	4.000%	4,141,947	3,997,619
CMO Series 2025-RPL1 Class A2
03/25/2055	4.000%	758,000	701,130
CMO Series 2025-RPL1 Class A3
03/25/2055	4.000%	447,000	405,750
CMO Series 2025-RPL1 Class M1A
03/25/2055	4.000%	436,000	398,372
CMO Series 2025-RPL1 Class M1B
03/25/2055	4.000%	154,000	137,208
PRPM LLC(a)
CMO Series 2025-RCF1 Class A1
02/25/2055	4.500%	3,565,021	3,498,537
PRPM Trust(a),(n)
CMO Series 2024-NQM2 Class A2
06/25/2069	6.631%	8,099,282	8,183,732
CMO Series 2024-NQM4 Class A1
12/26/2069	5.674%	13,011,681	13,027,946
CMO Series 2025-NQM1 Class A1
11/25/2069	5.755%	6,540,994	6,563,433
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NQM2 Class A1
04/25/2070	5.688%	7,300,000	7,300,186
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	7.022%	310,468	310,953
RALI Trust(d),(e)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.493%	15,196,868	261,562
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.154%	17,462,676	90,252
RCKT Mortgage Trust(a),(n)
CMO Series 2024-CES8 Class A1A
11/25/2044	5.490%	10,260,296	10,272,243
RCKT Mortgage Trust(a),(d)
Subordinated CMO Series 2019-1 Class B4
09/25/2049	3.891%	3,308,146	2,935,277
RFMSI Trust(d)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.850%	484,389	254,557
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.549%	111,220	91,221
Seasoned Credit Risk Transfer Trust(n)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%	15,329,719	13,424,261
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	1,968,092	1,887,318
CMO Series 2018-2 Class HT (FHLMC)
11/25/2057	3.000%	947,866	814,506
CMO Series 2018-3 Class HT (FHLMC)
08/25/2057	3.000%	320,169	273,227
CMO Series 2018-4 Class HT (FHLMC)
03/25/2058	3.000%	217,651	183,628
CMO Series 2019-1 Class HT (FHLMC)
07/25/2058	3.000%	867,531	740,685
CMO Series 2019-2 Class HT (FHLMC)
08/25/2058	3.000%	156,742	134,376
CMO Series 2019-3 Class HT (FHLMC)
10/25/2058	3.000%	64,940	55,694
Sequoia Mortgage Trust(a),(d)
CMO Series 2019-4 Class A19
11/25/2049	3.500%	119,101	104,128
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	6,347	6,296

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-5 Class A19
07/25/2051	2.500%	592,979	469,820
CMO Series 2024-3 Class A19
04/25/2054	6.000%	2,841,297	2,825,536
CMO Series 2024-4 Class A19
05/25/2054	6.000%	1,110,587	1,104,427
CMO Series 2024-8 Class A20
09/25/2054	5.500%	758,438	739,596
CMO Series 2024-INV1 Class A3
10/25/2054	5.500%	6,705,199	6,601,478
CMO Series 2025-2 Class A19
03/25/2055	6.000%	1,405,103	1,397,309
CMO Series 2025-2 Class A5
03/25/2055	5.500%	7,233,609	7,225,034
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.164%	1,003,171	947,762
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.247%	1,592,375	1,519,390
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.313%	930,676	807,261
Subordinated CMO Series 2023-3 Class B3
09/25/2053	6.148%	1,349,320	1,338,917
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	4,096,438	3,450,570
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-20 Class 1A2
01/25/2035	4.805%	243,660	233,547
CMO Series 2006-5 Class 1A1
06/25/2036	5.043%	527,102	484,014
Toorak Mortgage Corp., Ltd.(a),(n)
CMO Series 2022-INV2 Class A1
06/25/2057	4.350%	4,671,074	4,609,608
Towd Point Mortgage Trust(a),(n)
CMO Series 2024-CES6 Class A1
11/25/2064	5.725%	13,624,914	13,700,552
Verus Securitization Trust(a),(n)
CMO Series 2022-INV1 Class A3
08/25/2067	5.830%	1,449,484	1,442,664
CMO Series 2024-9 Class A3
11/25/2069	5.894%	7,706,406	7,697,732
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month Term SOFR + 0.414% Floor 0.300% 01/25/2037	4.739%	3,030,720	1,362,066
Residential Mortgage-Backed Securities - Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR8 Class A
08/25/2033	6.221%	151,337	147,659
CMO Series 2004-AR4 Class A6
06/25/2034	6.168%	1,278,916	1,248,925
CMO Series 2004-AR7 Class A6
07/25/2034	5.919%	414,066	387,125
CMO Series 2007-HY1 Class 3A3
02/25/2037	4.094%	1,849,970	1,572,670
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.856%	336,779	280,912
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 08/25/2045	5.079%	428,641	429,094
CMO Series 2005-AR17 Class A1A1
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 12/25/2045	4.979%	1,493,291	1,365,091
CMO Series 2005-AR2 Class 2A1A
1-month Term SOFR + 0.734% Floor 0.620%, Cap 10.500% 01/25/2045	5.059%	343,745	341,194
CMO Series 2005-AR9 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 07/25/2045	5.079%	353,129	354,054
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	5.338%	976,541	908,897
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	5.378%	292,269	270,879
Wells Fargo Mortgage-Backed Securities Trust(a),(d)
CMO Series 2019-1 Class A1
11/25/2048	3.921%	21,159	19,825
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.646%	957,730	852,607
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.369%	1,773,981	1,528,352
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $665,730,757)			644,725,491

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Senior Loans 0.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(t)
Tranche I Term Loan
3-month Term SOFR + 2.750% 08/24/2028	7.049%	455,462	456,637
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.799%	514,902	514,732
Total			971,369
Apartment REIT 0.0%
Invitation Homes Operating Partnership LP(b),(i),(t)
Term Loan
1-month Term SOFR + 0.850% 09/09/2028	5.287%	3,206,777	3,142,641
Automotive 0.1%
Tenneco, Inc.(b),(t)
Tranche A 1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 11/17/2028	9.172%	2,393,082	2,306,716
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 11/17/2028	9.422%	2,225,000	2,151,998
Total			4,458,714
Brokerage/Asset Managers/Exchanges 0.0%
Deerfield Dakota Holding LLC(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	8.049%	703,506	682,887
Jane Street Group LLC(b),(t)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	6.333%	884,833	882,266
Total			1,565,153
Cable and Satellite 0.0%
Charter Communications Operating LLC(b),(t)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 12/15/2031	6.548%	662,952	662,375
CSC Holdings LLC(b),(t)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	8.829%	1,893,684	1,867,646
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Bristol LLC(b),(t)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	6.943%	1,250,000	1,229,162
Total			3,759,183
Chemicals 0.0%
Chemours Co. (The)(b),(t)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% 08/18/2028	7.327%	399,565	391,905
Construction Machinery 0.0%
Oregon Tool Lux LP(b),(t)
2nd Lien Term Loan
3-month Term SOFR + 4.000% 10/15/2029	8.586%	598,629	468,427
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.191%	63,111	61,344
AmSpec Parent LLC(b),(q),(t),(u)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 12/22/2031	1.000%	21,938	22,047
AmSpec Parent LLC(b),(t)
Term Loan
3-month Term SOFR + 4.250% 12/22/2031	8.549%	142,595	143,308
Arches Buyer, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.677%	252,170	247,966
BCPE Empire Holdings, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/11/2030	7.577%	537,688	532,381
Cast & Crew LLC(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.077%	178,288	164,693
Delivery Hero SE(b),(t)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	9.300%	722,423	724,229

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ingenovis Health, Inc.(b),(t)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 03/06/2028	8.697%	205,970	92,000
3-month Term SOFR + 4.250% Floor 0.500% 03/06/2028	8.683%	404,751	177,686
KUEHG Corp.(b),(t)
Term Loan
3-month Term SOFR + 3.250% 06/12/2030	7.549%	170,410	170,932
Spin Holdco, Inc.(b),(t)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 03/04/2028	8.562%	604,799	514,963
TripAdvisor, Inc.(b),(t)
Tranche B Term Loan
3-month Term SOFR + 2.750% 07/08/2031	7.049%	339,922	335,673
TruGreen LP(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	8.427%	697,154	666,654
Total			3,853,876
Consumer Products 0.0%
Majordrive Holdings IV LLC(b),(t)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 06/01/2028	8.561%	259,226	251,937
Osmosis Buyer Ltd.(b),(t)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/31/2028	7.323%	402,151	399,597
Total			651,534
Diversified Manufacturing 0.0%
Pelican Products, Inc.(b),(t)
1st Lien Term Loan
3-month Term SOFR + 4.250% 12/29/2028	8.811%	200,000	172,000
WEC US Holdings Ltd.(b),(q),(t)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.574%	334,557	333,771
Total			505,771
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.0%
Alpha Generation LLC(b),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.077%	559,680	561,606
Calpine Corp.(b),(t)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	6.077%	1,077,816	1,076,123
1-month Term SOFR + 1.750% 02/15/2032	6.077%	831,577	830,554
Cornerstone Generation(b),(q),(t)
Tranche B Term Loan
3-month Term SOFR + 3.750% 10/28/2031	8.054%	181,122	181,801
Edgewater Generation LLC(b),(t)
Term Loan
1-month Term SOFR + 3.000% 08/01/2030	7.327%	178,796	179,449
EFS Cogen Holdings I LLC(b),(t)
Tranche B Term Loan
3-month Term SOFR + 3.500% 10/03/2031	8.172%	350,255	352,227
Potomac Energy Center LLC(b),(q),(t)
Tranche B Term Loan
3-month Term SOFR + 3.000% 03/14/2032	7.321%	222,498	222,220
South Field Energy LLC(b),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.549%	230,060	230,205
Tranche C Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.549%	14,707	14,716
Vistra Operations Co. LLC(b),(t)
Term Loan
1-month Term SOFR + 1.750% 12/20/2030	6.077%	462,705	463,039
Total			4,111,940
Finance Companies 0.0%
Avolon Borrower 1 US LLC(b),(t)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 06/22/2030	6.072%	1,810,260	1,809,735
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.1%
BCPE North Star US Holdco 2, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 06/09/2028	8.441%	482,288	473,125
Celsius, Inc.(b),(q),(t)
Term Loan
3-month Term SOFR + 3.250% 04/01/2032	7.548%	453,113	454,952
Naked Juice LLC(b),(t)
Term Loan
3-month Term SOFR + 5.500% Floor 1.000% 01/24/2029	9.708%	1,908,501	1,878,690
3-month Term SOFR + 3.250% 01/24/2029	7.558%	1,293,337	916,420
3-month Term SOFR + 6.000% 01/24/2030	10.308%	141,415	49,496
United Natural Foods, Inc.(b),(t)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	9.077%	443,672	444,967
Total			4,217,650
Gaming 0.0%
DraftKings, Inc.(b),(t)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/04/2032	6.079%	415,804	412,686
Flutter Entertainment PLC(b),(q),(t)
Tranche B Term Loan
3-month Term SOFR + 2.000% 05/22/2032	6.320%	508,418	506,512
Voyager Parent LLC(b),(q),(t)
Tranche B Term Loan
1-month Term SOFR + 4.250% 05/09/2032	9.072%	855,687	839,240
Total			1,758,438
Health Care 0.1%
Archimedes Debt Merger SUB LLC(b),(q),(t)
Term Loan
3-month Term SOFR + 4.000% 05/14/2032	8.325%	325,530	317,121
Bausch & Lomb Corp.(b),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	7.679%	181,817	181,155
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bausch & Lomb Corp. (b),(t)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/29/2028	8.327%	438,000	436,905
Cotiviti, Inc.(b),(t)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	7.074%	246,987	245,031
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(q),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 07/06/2029	8.049%	317,721	316,927
Gainwell Acquisition Corp.(b),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 10/01/2027	8.399%	868,920	830,687
Heartland Dental LLC(b),(t)
Term Loan
1-month Term SOFR + 4.500% 04/28/2028	8.827%	275,875	275,472
Iqvia, Inc.(b),(t)
Tranche B-5 Term Loan
3-month Term SOFR + 1.750% 01/02/2031	6.049%	642,153	642,558
ModivCare, Inc.(b),(t)
Term Loan
3-month Term SOFR + 7.500% 01/09/2026	11.708%	715,229	539,998
3-month Term SOFR + 4.750% 07/01/2031	9.049%	1,527,508	1,025,126
NSM Top Holdings Corp.(b),(t)
Term Loan
3-month Term SOFR + 5.250% 05/14/2029	9.649%	187,854	188,324
Southern Veterinary Partners LLC(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% 12/04/2031	7.527%	295,868	295,918
Star Parent, Inc.(b),(t)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.299%	147,068	144,421
Total			5,439,643
Healthcare REIT 0.1%
Healthpeak OP LLC(b),(i),(t)
Tranche A1 Term Loan
1-month Term SOFR + 0.840% 02/22/2027	5.267%	1,111,953	1,092,495

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche A2 Term Loan
1-month Term SOFR + 0.840% 08/20/2027	5.267%	1,111,954	1,092,494
Tranche A3 Term Loan
3-month Term SOFR + 0.850% 03/01/2029	5.280%	2,244,162	2,176,837
Total			4,361,826
Home Construction 0.0%
Kelso Industries LLC(b),(q),(t),(u)
Delayed Draw Term Loan
3-month Term SOFR + 5.750% 12/30/2029	5.750%	66,500	65,503
Kelso Industries LLC(b),(t)
Term Loan
1-month Term SOFR + 5.750% 12/30/2029	10.077%	381,247	375,528
Total			441,031
Leisure 0.0%
Showtime Acquisition LLC(b),(i),(t)
Term Loan
3-month Term SOFR + 4.750% 08/16/2031	9.074%	591,784	591,784
UFC Holdings LLC(b),(t)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.571%	273,298	273,878
Total			865,662
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(b),(t)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	6.075%	2,082,792	2,088,998
Playa Resorts Holding BV(b),(t)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	7.077%	409,204	408,693
Total			2,497,691
Media and Entertainment 0.0%
ABG Intermediate Holdings 2 LLC(b),(t)
1st Lien Term Loan
1-month Term SOFR + 2.250% 12/21/2028	6.577%	115,971	115,116
Diamond Sports Net LLC(t)
1st Lien Term Loan
01/02/2028	15.000%	359,670	322,581
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Magnite, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.000% 02/06/2031	7.327%	501,337	498,830
MH Sub I LLC(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.250% 12/31/2031	8.577%	612,430	556,852
MH Sub I LLC/Micro Holding Corp.(b),(q),(t)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	8.577%	214,694	205,939
MH Sub I LLC/Micro Holding Corp.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	8.577%	162,270	155,652
NEP Group, Inc.(b),(t)
1st Lien Term Loan
3-month Term SOFR + 4.750% 08/19/2026	9.344%	258,830	234,097
Research Now Group LLC(b),(t)
Term Loan
3-month Term SOFR + 5.000% 07/15/2028	9.586%	122,985	122,575
StubHub Holdco Sub LLC(b),(t)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.077%	198,668	193,453
X Corp.(b),(t)
Tranche B-1 1st Lien Term Loan
3-month Term SOFR + 6.500% 10/26/2029	10.949%	566,548	560,803
Total			2,965,898
Oil Field Services 0.0%
Hunterstown Generation LLC(b),(t)
Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 11/06/2031	7.799%	210,462	210,111
Other Financial Institutions 0.0%
Cleanova US Holdings LLC(b),(q),(t)
Term Loan
3-month Term SOFR + 4.750% 05/22/2032	9.083%	220,115	212,411
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Opal Bidco SAS(b),(q),(t)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 04/28/2032	7.435%	682,716	683,058
Total			895,469
Other Industry 0.0%
Artera Services LLC(b),(t)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.799%	366,126	317,614
Ryan LLC(b),(t)
Term Loan
1-month Term SOFR + 3.500% 11/14/2030	7.827%	226,022	226,022
Technimark Holdings LLC(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/14/2031	7.577%	600,902	599,400
Total			1,143,036
Paper 0.0%
Mativ Holdings, Inc.(b),(i),(t)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	6.927%	162,661	159,407
Pharmaceuticals 0.0%
Elanco Animal Health, Inc.(b),(t)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	6.174%	1,238,531	1,236,463
Grifols Worldwide Operations Ltd.(b),(t)
Tranche B Term Loan
3-month Term SOFR + 2.000% 11/15/2027	6.483%	612,116	609,747
Jazz Pharmaceuticals, Inc.(b),(t)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	6.577%	405,296	404,915
Total			2,251,125
Property & Casualty 0.0%
Acrisure LLC(b),(t)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 02/13/2027	7.077%	1,029,549	1,027,346
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(b),(q),(t)
Term Loan
1-month Term SOFR + 2.250% 01/30/2032	6.577%	411,193	410,588
Total			1,437,934
Restaurants 0.0%
1011778 BC ULC(b),(t)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	6.077%	426,943	425,022
Dave & Buster’s, Inc.(b),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	464,723	437,951
KFC Holding Co./Yum! Brands(b),(t)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	6.191%	358,842	361,084
Total			1,224,057
Retailers 0.0%
Great Outdoors Group LLC(b),(t)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.577%	388,699	385,007
Michaels Co., Inc. (The)(b),(t)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 04/15/2028	8.811%	1,925,000	1,338,356
Total			1,723,363
Technology 0.1%
Barracuda Parent LLC(b),(t)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.780%	224,211	189,458
Boost Newco Borrower LLC(b),(t)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	6.299%	536,529	536,867
Castle US Holding Corp.(b),(t)
Term Loan
3-month Term SOFR + 5.000% 04/29/2030	9.330%	32,539	32,336
Tranche B1 Term Loan
3-month Term SOFR + 4.250% 05/31/2030	8.842%	238,236	134,603

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DTI Holdco, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.000% 04/26/2029	8.327%	286,485	285,858
EagleView Technology Corp.(b),(t)
1st Lien Term Loan
3-month Term SOFR + 5.500% 08/14/2028	9.803%	1,323,490	1,283,454
ECI Macola/MAX Holding LLC(b),(q),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 05/09/2030	7.549%	234,070	234,238
Genesys Cloud Services Holdings I LLC(b),(t)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.827%	308,277	307,176
McAfee Corp.(b),(t)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.329%	112,953	108,492
Modena Buyer LLC(b),(q),(t)
Term Loan
3-month Term SOFR + 4.500% 07/01/2031	8.780%	134,528	130,324
Neon Maple Purchaser, Inc.(b),(t)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 11/17/2031	7.327%	250,000	249,498
Peraton Corp.(b),(t)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.177%	602,792	521,198
Renaissance Holding Corp.(b),(q),(t)
1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 04/05/2030	8.280%	630,363	580,129
Xerox Corp.(b),(t)
1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 11/17/2029	8.275%	359,076	344,713
Total			4,938,344
Wireless 0.0%
Digicel International Finance Ltd.(b),(t)
1st Lien Term Loan
3-month Term SOFR + 5.150% 05/25/2027	9.530%	2,677,581	2,664,193
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.0%
Frontier Communications Holdings LLC(b),(t)
Term Loan
6-month Term SOFR + 2.500% 07/01/2031	6.792%	203,906	203,651
Telenet Financing USD LLC(b),(t)
Tranche AR Term Loan
1-month Term SOFR + 2.000% 04/30/2028	6.443%	265,856	259,742
Zayo Group Holdings, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.000% 03/09/2027	7.441%	1,613,487	1,537,621
1-month Term SOFR + 4.250% Floor 0.500% 03/09/2027	8.577%	298,113	284,867
Total			2,285,881
Total Senior Loans (Cost $68,663,876)			67,171,007

Treasury Bills 0.6%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.6%
U.S. Treasury Bills(r)
07/24/2025	4.090%	35,760,000	35,541,085
U.S. Treasury Bills
01/22/2026	4.140%	50,000,000	48,690,377
Total			84,231,462
Total Treasury Bills (Cost $84,210,383)			84,231,462

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
STRIPS
05/15/2030	0.000%	295,000	240,464
Residual Funding Corp.
STRIPS
01/15/2030	0.000%	7,310,000	6,032,067
04/15/2030	0.000%	265,000	215,890
Resolution Funding Corp.
STRIPS
04/15/2030	0.000%	2,360,000	1,912,249
Total U.S. Government & Agency Obligations (Cost $8,705,562)			8,400,670

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
U.S. Treasury Obligations 12.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2027	3.750%	5,507,100	5,490,320
04/15/2028	3.750%	83,483,900	83,229,535
05/15/2028	3.750%	58,876,000	58,705,812
04/30/2030	3.875%	82,288,100	81,979,520
11/30/2031	4.125%	60,000	59,986
04/30/2032	4.000%	3,427,000	3,394,336
05/15/2035	4.250%	108,039,200	106,857,521
08/15/2041	1.750%	40,675,000	26,413,328
11/15/2041	2.000%	34,415,000	23,192,484
05/15/2042	3.250%	52,060,000	42,225,541
11/15/2042	2.750%	32,165,000	23,978,002
05/15/2043	3.875%	19,435,000	17,026,882
08/15/2043	3.625%	4,995,000	4,214,531
08/15/2043	4.375%	29,925,000	27,993,902
11/15/2043	4.750%	37,280,000	36,557,700
05/15/2044	4.625%	4,140,000	3,986,691
08/15/2044	4.125%	41,080,000	36,927,069
11/15/2044	3.000%	2,225,000	1,676,051
11/15/2044	4.625%	2,125,000	2,041,660
02/15/2045	4.750%	132,766,300	129,654,590
02/15/2049	3.000%	80,005,000	57,603,600
08/15/2049	2.250%	7,360,000	4,502,250
05/15/2050	1.250%	6,315,000	2,948,316
11/15/2050	1.625%	65,745,000	33,755,948
08/15/2053	4.125%	24,920,000	21,789,425
11/15/2053	4.750%	8,130,000	7,888,641
08/15/2054	4.250%	17,405,000	15,566,597
11/15/2054	4.500%	25,354,900	23,675,138
02/15/2055	4.625%	58,840,700	56,137,705
05/15/2055	4.750%	161,317,000	157,208,458
U.S. Treasury(c)
05/31/2027	3.875%	87,064,800	87,037,592
05/31/2030	4.000%	260,875,000	261,425,283
05/31/2032	4.250%	90,365,000	90,191,669
U.S. Treasury(q)
05/15/2045	5.000%	87,846,700	88,762,914
U.S. Treasury(g),(r)
STRIPS
02/15/2041	0.000%	8,725,000	3,948,214
05/15/2041	0.000%	7,485,000	3,343,243
08/15/2042	0.000%	23,610,000	9,792,853
05/15/2043	0.000%	17,045,000	6,776,149
11/15/2043	0.000%	8,059,000	3,110,518
U.S. Treasury(g)
STRIPS
08/15/2041	0.000%	6,400,000	2,819,036
11/15/2041	0.000%	4,710,000	2,040,731
05/15/2042	0.000%	5,400,000	2,272,401
11/15/2042	0.000%	970,000	396,313
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2043	0.000%	895,000	360,261
08/15/2043	0.000%	2,110,000	826,402
02/15/2044	0.000%	980,000	372,511
05/15/2044	0.000%	1,165,000	436,916
08/15/2044	0.000%	1,255,000	464,259
02/15/2045	0.000%	8,770,000	3,248,762
02/15/2045	0.000%	695,000	250,771
11/15/2045	0.000%	2,120,000	735,960
05/15/2046	0.000%	1,775,000	600,969
08/15/2048	0.000%	1,910,000	576,063
02/15/2049	0.000%	2,000,000	587,724
Total U.S. Treasury Obligations (Cost $1,760,005,831)			1,667,059,053

Warrants 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
DSG TopCo, Inc.(h),(i) 06/30/2026	101,455	52,757
Total Financials		52,757
Total Warrants (Cost $10)		52,757

Money Market Funds 10.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(v),(w)	1,404,532,620	1,404,111,260
Total Money Market Funds (Cost $1,404,086,104)		1,404,111,260
Total Investments in Securities (Cost: $14,527,675,739)		14,133,755,938
Other Assets & Liabilities, Net		(1,198,654,841)
Net Assets		12,935,101,097
At May 31, 2025, securities and/or cash totaling $70,167,808 were pledged as collateral.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
57 USD	50 EUR	Barclays	07/18/2025	1	—
4,153,156 EUR	4,736,068 USD	Goldman Sachs	07/11/2025	8,581	—
82,330,100 EUR	90,210,232 USD	Goldman Sachs	07/11/2025	—	(3,505,133)
3,522,341 USD	3,155,168 EUR	Goldman Sachs	07/11/2025	69,149	—
3,891,913 USD	3,416,486 EUR	Goldman Sachs	07/11/2025	—	(2,968)
22,424,797 MXN	1,132,196 USD	State Street	07/11/2025	—	(18,421)
Total				77,731	(3,526,522)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	1	09/2025	EUR	118,130	56	—
Euro-Bund	7	09/2025	EUR	917,140	2,925	—
U.S. Long Bond	1,339	09/2025	USD	151,014,094	1,906,688	—
U.S. Long Bond	2,204	09/2025	USD	248,569,875	1,545,765	—
U.S. Long Bond	36	09/2025	USD	4,060,125	—	(45,769)
U.S. Treasury 10-Year Note	1,495	09/2025	USD	165,571,250	1,018,296	—
U.S. Treasury 10-Year Note	1,265	09/2025	USD	140,098,750	679,295	—
U.S. Treasury 2-Year Note	4,711	09/2025	USD	977,238,063	1,134,056	—
U.S. Treasury 2-Year Note	1,248	09/2025	USD	258,882,000	271,206	—
U.S. Treasury 5-Year Note	2,979	09/2025	USD	322,290,563	2,203,852	—
U.S. Treasury 5-Year Note	2,197	09/2025	USD	237,687,938	916,779	—
U.S. Treasury 5-Year Note	37	09/2025	USD	4,002,938	17,094	—
U.S. Treasury Ultra 10-Year Note	921	09/2025	USD	103,655,672	736,891	—
U.S. Treasury Ultra 10-Year Note	285	09/2025	USD	32,075,859	449,622	—
U.S. Treasury Ultra 10-Year Note	1	09/2025	USD	112,547	—	(392)
U.S. Treasury Ultra 10-Year Note	252	09/2025	USD	28,361,813	—	(11,104)
U.S. Treasury Ultra Bond	1,499	09/2025	USD	173,977,688	3,205,924	—
U.S. Treasury Ultra Bond	357	09/2025	USD	41,434,313	745,768	—
Total					14,834,217	(57,265)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(237)	06/2025	EUR	(28,236,180)	—	(398,517)
Euro-Bund	(17)	06/2025	EUR	(2,230,570)	3,834	—
Euro-Bund	(248)	06/2025	EUR	(32,540,080)	—	(444,653)
Euro-Buxl 30-Year	(25)	06/2025	EUR	(3,039,500)	25,053	—
Euro-Buxl 30-Year	(4)	09/2025	EUR	(483,680)	—	(16,575)
Euro-Schatz	(75)	06/2025	EUR	(8,050,875)	—	(39,179)
U.S. Treasury 5-Year Note	(578)	09/2025	USD	(62,532,375)	—	(226,891)
U.S. Treasury Ultra 10-Year Note	(71)	09/2025	USD	(7,990,828)	—	(18,006)
Total					28,887	(1,143,821)

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 4.805%	Receives Annually, Pays Annually	JPMorgan	08/31/2025	USD	167,010,000	(399,187)	—	—	—	(399,187)
Fixed rate of 4.750%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/11/2026	USD	60,000,000	253,379	—	—	253,379	—
SOFR	Fixed rate of 4.663%	Receives Annually, Pays Annually	JPMorgan	05/17/2026	USD	164,695,000	(954,897)	—	—	—	(954,897)
Fixed rate of 4.497%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/13/2027	USD	74,475,000	1,113,189	—	—	1,113,189	—
SOFR	Fixed rate of 4.253%	Receives Annually, Pays Annually	JPMorgan	05/13/2029	USD	46,350,000	(1,117,052)	—	—	—	(1,117,052)
Fixed rate of 4.004%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/20/2044	USD	37,895,000	(607,053)	—	—	—	(607,053)
Fixed rate of 3.805%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/16/2049	USD	25,535,000	(1,194,379)	—	—	—	(1,194,379)
SOFR	Fixed rate of 1.350%	Receives Annually, Pays Annually	JPMorgan	05/11/2054	USD	5,710,000	108,054	—	—	108,054	—
SOFR	Fixed rate of 3.136%	Receives Annually, Pays Annually	JPMorgan	12/14/2054	USD	33,500,000	371,331	—	—	371,331	—
SOFR	Fixed rate of 3.719%	Receives Annually, Pays Annually	JPMorgan	12/16/2054	USD	22,610,000	1,318,089	—	—	1,318,089	—
SOFR	Fixed rate of 3.825%	Receives Annually, Pays Annually	JPMorgan	12/20/2054	USD	28,885,000	1,174,064	—	—	1,174,064	—
Total							65,538	—	—	4,338,106	(4,272,568)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 44	JPMorgan	06/20/2030	1.000	Quarterly	USD	75,930,000	(637,514)	—	—	—	(637,514)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.330%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2025, the total value of these securities amounted to $4,039,804,312, which represents 31.23% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2025.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2025.

(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)	Zero coupon bond.
(h)	Non-income producing investment.
(i)	Valuation based on significant unobservable inputs.
(j)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2025, the total value of these securities amounted to $9,090,427, which represents 0.07% of total net assets.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(k)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2025, the total market value of these securities amounted to $513,728, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Digicel Ltd.	01/29/2024	3,868	38,680	38,680
Digicel Ltd.	01/29/2024	59,381	34,842	475,048
			73,522	513,728

(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Perpetual security with no specified maturity date.
(n)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2025.

(o)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(p)	Principal and interest may not be guaranteed by a governmental entity.
(q)	Represents a security purchased on a forward commitment basis.
(r)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(s)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(t)
The stated interest rate represents the weighted average interest rate at May 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(u)
At May 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AmSpec Parent LLC Delayed Draw Term Loan 12/22/2031 1.000%	21,938
Kelso Industries LLC Delayed Draw Term Loan 12/30/2029 5.750%	66,500

(v)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(w)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	1,187,554,370	8,169,214,769	(7,952,638,741)	(19,138)	1,404,111,260	(7,951)	35,046,607	1,404,532,620
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
BIG	Bond Investors Guarantee
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2025 (Unaudited)
Abbreviation Legend (continued)
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Multi-Manager Total Return Bond Strategies Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT101_08_R01_(07/25)